Schedule of Investments(a)
Invesco BulletShares 2020 Corporate Bond ETF (BSCK)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-81.92%
Aerospace & Defense-1.41%
Lockheed Martin Corp., 2.50%, 11/23/2020	$8,633,000	$8,706,173
Northrop Grumman Corp., 2.08%, 10/15/2020	6,619,000	6,642,989
Raytheon Co., 3.13%, 10/15/2020	6,672,000	6,734,090
		22,083,252
Airlines-0.23%
Southwest Airlines Co., 2.65%, 11/05/2020	3,581,000	3,581,920
Automobiles-3.65%
American Honda Finance Corp.
3.00%, 06/16/2020	2,328,000	2,330,094
1.95%, 07/20/2020	4,498,000	4,505,702
2.45%, 09/24/2020	6,644,000	6,680,548
Ford Motor Credit Co. LLC
2.43%, 06/12/2020	2,590,000	2,596,475
3.16%, 08/04/2020	8,800,000	8,836,960
2.34%, 11/02/2020	5,600,000	5,588,128
General Motors Financial Co., Inc.
3.20%, 07/13/2020	9,501,000	9,512,306
2.45%, 11/06/2020	5,623,000	5,619,057
3.70%, 11/24/2020	6,723,000	6,754,530
Toyota Motor Credit Corp., 4.50%, 06/17/2020	4,631,000	4,638,921
		57,062,721
Banks-25.25%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 3.00%, 10/20/2020	6,550,000	6,594,582
Bank of America Corp.
5.63%, 07/01/2020	10,010,000	10,052,412
2.63%, 10/19/2020	14,323,000	14,448,208
Bank of Montreal (Canada)
2.10%, 06/15/2020	5,683,000	5,686,809
3.10%, 07/13/2020	6,770,000	6,791,298
Bank of Nova Scotia (The) (Canada)
2.15%, 07/14/2020	6,975,000	6,989,904
2.35%, 10/21/2020	6,529,000	6,580,821
Barclays Bank PLC (United Kingdom), 5.14%, 10/14/2020	7,270,000	7,370,933
Barclays PLC (United Kingdom), 2.88%, 06/08/2020	7,000,000	7,002,130
Canadian Imperial Bank of Commerce (Canada), 2.10%, 10/05/2020	8,265,000	8,315,464
Citibank N.A., 2.13%, 10/20/2020	14,085,000	14,156,608
Citigroup, Inc.
5.38%, 08/09/2020	6,296,000	6,354,340
2.65%, 10/26/2020	17,695,000	17,845,343
Citizens Bank N.A., 2.25%, 10/30/2020	5,051,000	5,079,757
Fifth Third Bancorp, 2.88%, 07/27/2020	6,910,000	6,920,808
Fifth Third Bank, 2.20%, 10/30/2020	5,600,000	5,629,864
First Horizon National Corp., 3.50%, 12/15/2020	3,040,000	3,063,754
Goldman Sachs Bank USA, 3.20%, 06/05/2020	6,714,000	6,715,502
HSBC Bank USA N.A., 4.88%, 08/24/2020	7,800,000	7,875,246
HSBC USA, Inc.
2.75%, 08/07/2020	12,639,000	12,689,248
5.00%, 09/27/2020	5,078,000	5,149,034
Huntington National Bank (The), 2.88%, 08/20/2020	4,886,000	4,900,783
	Principal Amount	Value
Banks-(continued)
JPMorgan Chase & Co.
4.40%, 07/22/2020	$11,364,000	$11,427,506
4.25%, 10/15/2020	18,080,000	18,341,314
2.55%, 10/29/2020	16,527,000	16,643,399
KeyCorp, 2.90%, 09/15/2020	6,580,000	6,624,246
Lloyds Bank PLC (United Kingdom), 2.70%, 08/17/2020	6,200,000	6,230,726
Manufacturers and Traders Trust Co., 2.05%, 08/17/2020	1,755,000	1,758,405
National Bank of Canada (Canada), 2.20%, 11/02/2020	6,550,000	6,591,498
PNC Bank N.A.
2.60%, 07/21/2020	5,003,000	5,011,078
2.45%, 11/05/2020	9,230,000	9,287,066
PNC Financial Services Group, Inc. (The), 4.38%, 08/11/2020	5,154,000	5,192,127
Royal Bank of Canada (Canada)
2.15%, 10/26/2020	13,577,000	13,677,484
2.35%, 10/30/2020	10,620,000	10,709,502
Santander UK PLC (United Kingdom), 2.13%, 11/03/2020	10,000,000	10,066,890
Sumitomo Mitsui Banking Corp. (Japan), 2.45%, 10/20/2020	7,000,000	7,043,355
Svenska Handelsbanken AB (Sweden)
1.95%, 09/08/2020	6,600,000	6,626,950
2.40%, 10/01/2020	8,200,000	8,255,815
Toronto-Dominion Bank (The) (Canada)
3.00%, 06/11/2020	3,038,000	3,040,034
1.85%, 09/11/2020	6,264,000	6,291,226
2.50%, 12/14/2020	15,992,000	16,181,963
U.S. Bank N.A.
3.05%, 07/24/2020	1,692,000	1,695,300
2.05%, 10/23/2020	7,820,000	7,862,037
UBS AG (Switzerland), 4.88%, 08/04/2020	7,200,000	7,253,687
Wells Fargo & Co.
2.60%, 07/22/2020	18,386,000	18,439,468
2.55%, 12/07/2020	14,121,000	14,267,154
		394,731,078
Beverages-2.93%
Coca-Cola Co. (The)
1.88%, 10/27/2020	11,935,000	12,012,361
2.45%, 11/01/2020	8,305,000	8,379,137
3.15%, 11/15/2020	6,599,000	6,683,675
Diageo Capital PLC (United Kingdom), 4.83%, 07/15/2020	4,932,000	4,957,915
PepsiCo, Inc.
2.15%, 10/14/2020	7,208,000	7,245,464
3.13%, 11/01/2020	6,424,000	6,500,290
		45,778,842
Biotechnology-1.03%
AbbVie, Inc., 3.38%, 09/15/2020(b)	3,113,000	3,142,582
Gilead Sciences, Inc., 2.55%, 09/01/2020	12,932,000	13,002,132
		16,144,714
Capital Markets-6.85%
Bank of New York Mellon Corp. (The)
2.60%, 08/17/2020	7,436,000	7,458,055
2.45%, 11/27/2020	5,561,000	5,608,446
Charles Schwab Corp. (The), 4.45%, 07/22/2020	4,343,000	4,368,153

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Credit Suisse AG (Switzerland), 4.38%, 08/05/2020	$9,404,000	$9,467,158
Goldman Sachs Group, Inc. (The)
2.75%, 09/15/2020	16,523,000	16,598,251
2.60%, 12/27/2020	11,718,000	11,733,487
Series D, 6.00%, 06/15/2020	12,509,000	12,532,601
Morgan Stanley
2.80%, 06/16/2020	16,446,000	16,459,602
Series F, 5.50%, 07/24/2020	12,550,000	12,639,844
Northern Trust Corp., 3.45%, 11/04/2020	2,602,000	2,634,884
State Street Corp., 2.55%, 08/18/2020	7,508,000	7,542,413
		107,042,894
Chemicals-0.25%
PPG Industries, Inc., 3.60%, 11/15/2020	3,811,000	3,859,803
Commercial Services & Supplies-0.28%
Waste Management, Inc., 4.75%, 06/30/2020	4,399,000	4,410,951
Communications Equipment-0.64%
Cisco Systems, Inc., 2.45%, 06/15/2020	10,049,000	10,057,509
Consumer Finance-2.04%
American Express Co., 2.20%, 10/30/2020	9,902,000	9,960,242
American Express Credit Corp., Series F, 2.60%, 09/14/2020	9,450,000	9,491,685
Capital One Financial Corp., 2.40%, 10/30/2020	4,204,000	4,226,265
Discover Bank, 3.10%, 06/04/2020	8,200,000	8,200,637
		31,878,829
Diversified Consumer Services-0.29%
Block Financial LLC, 4.13%, 10/01/2020	4,526,000	4,546,284
Diversified Financial Services-0.22%
Berkshire Hathaway Finance Corp., 2.90%, 10/15/2020	3,435,000	3,467,119
Diversified Telecommunication Services-1.18%
AT&T, Inc., 2.45%, 06/30/2020	18,432,000	18,432,311
Electric Utilities-1.88%
American Electric Power Co., Inc., 2.15%, 11/13/2020	3,308,000	3,326,911
Commonwealth Edison Co., 4.00%, 08/01/2020	2,957,000	2,964,152
Duke Energy Indiana LLC, 3.75%, 07/15/2020	3,532,000	3,545,803
Exelon Corp.
2.85%, 06/15/2020	6,603,000	6,606,719
5.15%, 12/01/2020	3,753,000	3,792,852
Exelon Generation Co. LLC, 4.00%, 10/01/2020	4,196,000	4,205,304
NextEra Energy Capital Holdings, Inc., Series H, 3.34%, 09/01/2020	4,891,000	4,924,143
		29,365,884
Entertainment-0.62%
TWDC Enterprises 18 Corp.
1.80%, 06/05/2020	4,641,000	4,641,481
2.15%, 09/17/2020	5,005,000	5,028,737
		9,670,218
	Principal Amount	Value
Equity REITs-0.37%
MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 03/01/2024	$2,036,000	$2,094,586
Simon Property Group L.P., 2.50%, 09/01/2020	3,687,000	3,687,209
		5,781,795
Food & Staples Retailing-2.20%
Sysco Corp., 2.60%, 10/01/2020	5,227,000	5,240,415
Walmart, Inc.
2.85%, 06/23/2020	6,907,000	6,918,804
3.63%, 07/08/2020	5,380,000	5,397,732
3.25%, 10/25/2020	8,057,000	8,155,232
1.90%, 12/15/2020	8,614,000	8,690,276
		34,402,459
Food Products-0.78%
Bunge Ltd. Finance Corp., 3.50%, 11/24/2020	2,943,000	2,977,052
Kellogg Co., 4.00%, 12/15/2020	3,999,000	4,072,518
Mead Johnson Nutrition Co. (United Kingdom), 3.00%, 11/15/2020	5,032,000	5,082,022
		12,131,592
Health Care Equipment & Supplies-0.71%
Becton, Dickinson and Co.
2.40%, 06/05/2020	6,511,000	6,510,372
3.25%, 11/12/2020	4,604,000	4,647,285
		11,157,657
Health Care Providers & Services-4.66%
Anthem, Inc.
4.35%, 08/15/2020	4,531,000	4,565,296
2.50%, 11/21/2020	6,074,000	6,130,396
Cardinal Health, Inc., 4.63%, 12/15/2020	3,300,000	3,368,930
Centene Corp., 4.75%, 05/15/2022	5,115,000	5,190,574
Cigna Corp.
4.13%, 09/15/2020(b)	2,124,000	2,141,152
3.20%, 09/17/2020	10,944,000	11,021,040
CVS Health Corp., 2.80%, 07/20/2020	18,511,000	18,530,253
Express Scripts Holding Co., 2.60%, 11/30/2020	3,313,000	3,340,971
Laboratory Corp. of America Holdings, 4.63%, 11/15/2020	2,308,000	2,315,344
UnitedHealth Group, Inc.
2.70%, 07/15/2020	10,275,000	10,303,051
1.95%, 10/15/2020	5,937,000	5,970,833
		72,877,840
Hotels, Restaurants & Leisure-1.06%
Carnival Corp., 3.95%, 10/15/2020	5,558,000	5,446,271
McDonald’s Corp., 2.75%, 12/09/2020	7,715,000	7,792,345
Starbucks Corp., 2.20%, 11/22/2020	3,347,000	3,371,421
		16,610,037
Household Products-0.25%
Procter & Gamble Co. (The), 1.90%, 10/23/2020	3,799,000	3,820,437
Independent Power and Renewable Electricity Producers-0.23%
AES Corp. (The)
4.88%, 05/15/2023	1,185,000	1,196,382
5.50%, 04/15/2025	2,346,000	2,411,958
		3,608,340

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-0.46%
3M Co., 2.00%, 08/07/2020	$3,116,000	$3,122,743
Roper Technologies, Inc., 3.00%, 12/15/2020	4,075,000	4,109,181
		7,231,924
Insurance-2.61%
AEGON Funding Co. LLC (Netherlands), 5.75%, 12/15/2020	3,261,000	3,344,665
American International Group, Inc.
3.38%, 08/15/2020	4,089,000	4,111,854
6.40%, 12/15/2020	5,960,000	6,137,626
Aon Corp., 5.00%, 09/30/2020	4,049,000	4,107,005
Chubb INA Holdings, Inc., 2.30%, 11/03/2020	8,569,000	8,621,456
Manulife Financial Corp. (Canada), 4.90%, 09/17/2020	3,260,000	3,297,982
Prudential Financial, Inc.
5.38%, 06/21/2020	4,554,000	4,565,579
4.50%, 11/15/2020	3,098,000	3,154,567
Travelers Cos., Inc. (The), 3.90%, 11/01/2020	3,438,000	3,484,237
		40,824,971
Internet & Direct Marketing Retail-1.25%
Amazon.com, Inc., 1.90%, 08/21/2020	6,965,000	6,989,224
eBay, Inc.
2.15%, 06/05/2020	3,114,000	3,114,407
3.25%, 10/15/2020	3,303,000	3,312,604
Expedia Group, Inc., 5.95%, 08/15/2020	6,073,000	6,106,955
		19,523,190
IT Services-2.55%
Automatic Data Processing, Inc., 2.25%, 09/15/2020	6,848,000	6,875,169
Fiserv, Inc., 2.70%, 06/01/2020	5,665,000	5,665,000
VeriSign, Inc., 4.63%, 05/01/2023	4,283,000	4,314,673
Visa, Inc., 2.20%, 12/14/2020	22,861,000	23,061,038
		39,915,880
Machinery-1.15%
Caterpillar Financial Services Corp., 1.85%, 09/04/2020	6,463,000	6,484,733
CNH Industrial Capital LLC, 4.38%, 11/06/2020	4,034,000	4,048,232
John Deere Capital Corp.
1.95%, 06/22/2020	3,446,000	3,449,392
2.38%, 07/14/2020	3,960,000	3,969,481
		17,951,838
Media-0.80%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.58%, 07/23/2020	12,507,000	12,507,785
Multi-Utilities-0.75%
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	4,844,000	4,882,606
Dominion Energy, Inc., 2.58%, 07/01/2020	6,791,000	6,798,304
		11,680,910
Oil, Gas & Consumable Fuels-4.40%
Chevron Corp.
2.43%, 06/24/2020	6,212,000	6,220,034
2.42%, 11/17/2020	8,280,000	8,340,047
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Columbia Pipeline Group, Inc., 3.30%, 06/01/2020	$5,125,000	$5,125,000
Concho Resources, Inc., 4.38%, 01/15/2025	2,498,000	2,561,971
Diamondback Energy, Inc., 5.38%, 05/31/2025	3,593,000	3,681,156
Enterprise Products Operating LLC, 5.20%, 09/01/2020	5,149,000	5,208,432
EOG Resources, Inc., 4.40%, 06/01/2020	3,419,000	3,419,000
Kinder Morgan Energy Partners L.P., 5.30%, 09/15/2020	3,075,000	3,108,172
Marathon Petroleum Corp., 3.40%, 12/15/2020	4,241,000	4,245,905
Shell International Finance B.V. (Netherlands), 2.25%, 11/10/2020	7,764,000	7,827,501
Total Capital S.A. (France), 4.45%, 06/24/2020	8,228,000	8,248,184
TransCanada PipeLines Ltd. (Canada), 3.80%, 10/01/2020	6,706,000	6,768,078
Williams Cos., Inc. (The), 4.13%, 11/15/2020	4,059,000	4,070,258
		68,823,738
Personal Products-0.23%
Unilever Capital Corp. (United Kingdom), 2.10%, 07/30/2020	3,585,000	3,595,314
Pharmaceuticals-1.82%
AstraZeneca PLC (United Kingdom), 2.38%, 11/16/2020	10,596,000	10,686,455
Bristol-Myers Squibb Co.
2.88%, 08/15/2020(b)	5,923,000	5,953,557
3.95%, 10/15/2020(b)	1,788,000	1,811,754
Johnson & Johnson
2.95%, 09/01/2020	3,149,000	3,169,780
1.95%, 11/10/2020	3,158,000	3,182,098
Mylan N.V., 3.75%, 12/15/2020	135,000	136,410
Zoetis, Inc., 3.45%, 11/13/2020	3,409,000	3,440,423
		28,380,477
Semiconductors & Semiconductor Equipment-1.01%
Applied Materials, Inc., 2.63%, 10/01/2020	4,256,000	4,278,132
Intel Corp., 2.45%, 07/29/2020	11,540,000	11,572,790
		15,850,922
Software-1.79%
Microsoft Corp.
3.00%, 10/01/2020	6,490,000	6,549,597
2.00%, 11/03/2020	14,842,000	14,931,479
Oracle Corp., 3.88%, 07/15/2020	6,475,000	6,503,423
		27,984,499
Specialty Retail-0.73%
AutoZone, Inc., 4.00%, 11/15/2020	3,238,000	3,256,511
Home Depot, Inc. (The)
1.80%, 06/05/2020	5,104,000	5,104,665
3.95%, 09/15/2020	3,024,000	3,026,916
		11,388,092
Technology Hardware, Storage & Peripherals-2.03%
Apple, Inc., 2.00%, 11/13/2020	6,605,000	6,643,421

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Hewlett Packard Enterprise Co., 3.60%, 10/15/2020	$19,815,000	$19,980,141
HP, Inc., 3.75%, 12/01/2020	5,038,000	5,113,307
		31,736,869
Tobacco-0.36%
Reynolds American, Inc. (United Kingdom), 3.25%, 06/12/2020	5,540,000	5,543,618
Trading Companies & Distributors-0.97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.25%, 07/01/2020	396,000	393,906
4.63%, 10/30/2020	8,550,000	8,516,307
International Lease Finance Corp., 8.25%, 12/15/2020	6,208,000	6,314,932
		15,225,145
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,276,090,371)		1,280,669,658
	Shares	Value
Money Market Funds-18.78%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(c)(d) (Cost $293,505,440)	293,505,440	$293,505,440
TOTAL INVESTMENTS IN SECURITIES-100.70% (Cost $1,569,595,811)		1,574,175,098
OTHER ASSETS LESS LIABILITIES-(0.70)%		(10,916,901)
NET ASSETS-100.00%		$1,563,258,197

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $13,049,045, which represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$5,517,027	$838,755,446	$(550,767,033)	$-	$-	$293,505,440	$497,351
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	3,314,718	38,092,091	(41,406,809)	-	-	-	29,069
Invesco Liquid Assets Portfolio, Institutional Class*	1,104,906	12,859,804	(13,964,778)	-	68	-	6,154
Total	$9,936,651	$889,707,341	$(606,138,620)	$-	$68	$293,505,440	$532,574

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.46%
Aerospace & Defense-1.10%
General Dynamics Corp.
3.00%, 05/11/2021	$9,649,000	$9,884,741
3.88%, 07/15/2021	2,277,000	2,347,338
Lockheed Martin Corp., 3.35%, 09/15/2021	4,560,000	4,738,701
Northrop Grumman Corp., 3.50%, 03/15/2021	3,560,000	3,640,578
		20,611,358
Air Freight & Logistics-0.55%
United Parcel Service, Inc.
3.13%, 01/15/2021	6,847,000	6,962,217
2.05%, 04/01/2021	3,372,000	3,413,342
		10,375,559
Airlines-0.15%
Delta Air Lines, Inc., 3.40%, 04/19/2021	2,842,000	2,730,944
Automobiles-5.29%
American Honda Finance Corp.
2.65%, 02/12/2021	3,887,000	3,929,659
1.65%, 07/12/2021	2,922,000	2,944,880
1.70%, 09/09/2021	4,667,000	4,710,128
Ford Motor Credit Co. LLC
3.20%, 01/15/2021	5,160,000	5,094,210
5.75%, 02/01/2021	5,700,000	5,728,500
3.34%, 03/18/2021	7,500,000	7,402,125
3.47%, 04/05/2021	5,100,000	4,959,750
5.88%, 08/02/2021	9,250,000	9,302,031
3.81%, 10/12/2021	2,492,000	2,435,930
General Motors Financial Co., Inc.
4.20%, 03/01/2021	7,128,000	7,200,587
3.55%, 04/09/2021	4,518,000	4,518,638
3.20%, 07/06/2021	9,376,000	9,381,910
4.38%, 09/25/2021	5,597,000	5,631,226
Toyota Motor Corp. (Japan), 3.18%, 07/20/2021	3,670,000	3,771,351
Toyota Motor Credit Corp.
4.25%, 01/11/2021	3,322,000	3,394,465
1.90%, 04/08/2021	5,947,000	6,004,103
2.95%, 04/13/2021	4,943,000	5,043,109
2.75%, 05/17/2021	3,133,000	3,195,406
3.40%, 09/15/2021	4,575,000	4,726,341
		99,374,349
Banks-32.79%
Bank of America Corp.
5.88%, 01/05/2021	4,650,000	4,797,818
2.63%, 04/19/2021	8,809,000	8,969,133
5.00%, 05/13/2021	6,120,000	6,386,529
Bank of Montreal (Canada)
1.90%, 08/27/2021	9,392,000	9,557,343
Series D, 3.10%, 04/13/2021	7,197,000	7,365,049
Bank of Nova Scotia (The) (Canada)
2.50%, 01/08/2021	4,028,000	4,079,822
4.38%, 01/13/2021	3,246,000	3,325,821
2.45%, 03/22/2021	6,839,000	6,952,577
3.13%, 04/20/2021	5,353,000	5,483,685
2.80%, 07/21/2021	4,813,000	4,942,710
Barclays Bank PLC (United Kingdom), 2.65%, 01/11/2021	9,000,000	9,084,614
	Principal Amount	Value
Banks-(continued)
Barclays PLC (United Kingdom)
3.25%, 01/12/2021	$6,500,000	$6,588,595
3.20%, 08/10/2021	6,220,000	6,348,674
BBVA USA, 3.50%, 06/11/2021	5,000,000	5,070,919
BNP Paribas S.A. (France), 5.00%, 01/15/2021	14,353,000	14,756,494
BPCE S.A. (France)
2.65%, 02/03/2021	5,000,000	5,071,831
2.75%, 12/02/2021	6,300,000	6,481,202
Canadian Imperial Bank of Commerce (Canada), 2.70%, 02/02/2021(b)	3,077,000	3,127,092
CIT Group, Inc., 4.13%, 03/09/2021	2,962,000	2,961,334
Citibank N.A.
2.85%, 02/12/2021	6,550,000	6,645,382
3.40%, 07/23/2021(b)	8,000,000	8,249,235
Citigroup, Inc.
2.70%, 03/30/2021	11,735,000	11,931,710
2.35%, 08/02/2021	7,746,000	7,881,122
2.90%, 12/08/2021	12,042,000	12,377,523
Citizens Bank N.A., 2.55%, 05/13/2021	4,500,000	4,574,425
Cooperatieve Rabobank U.A. (Netherlands)
4.50%, 01/11/2021	6,250,000	6,406,119
2.50%, 01/19/2021	10,350,000	10,484,215
3.13%, 04/26/2021	4,500,000	4,609,945
Deutsche Bank AG (Germany)
3.13%, 01/13/2021(b)	4,600,000	4,605,836
3.38%, 05/12/2021	4,468,000	4,477,310
4.25%, 10/14/2021	15,054,000	15,278,321
Fifth Third Bank
2.25%, 06/14/2021	5,850,000	5,943,350
3.35%, 07/26/2021	4,700,000	4,835,075
2.88%, 10/01/2021	4,427,000	4,542,057
HSBC Holdings PLC (United Kingdom)
3.40%, 03/08/2021	12,900,000	13,166,533
5.10%, 04/05/2021	11,657,000	12,077,319
2.95%, 05/25/2021	11,600,000	11,859,691
Huntington Bancshares, Inc., 3.15%, 03/14/2021	4,186,000	4,250,791
Huntington National Bank (The), 3.25%, 05/14/2021	4,500,000	4,603,682
JPMorgan Chase & Co.
2.55%, 03/01/2021	11,609,000	11,770,224
4.63%, 05/10/2021	9,580,000	9,958,967
2.40%, 06/07/2021	6,455,000	6,570,934
2.30%, 08/15/2021	11,559,000	11,596,882
4.35%, 08/15/2021	14,201,000	14,855,746
KeyBank N.A.
3.35%, 06/15/2021	4,500,000	4,624,230
2.50%, 11/22/2021	7,450,000	7,633,576
KeyCorp, 5.10%, 03/24/2021	4,093,000	4,236,498
Lloyds Bank PLC (United Kingdom), 6.38%, 01/21/2021	4,636,000	4,792,969
Lloyds Banking Group PLC (United Kingdom), 3.10%, 07/06/2021	6,900,000	7,047,994
Manufacturers and Traders Trust Co., 2.63%, 01/25/2021	4,500,000	4,554,611
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 03/01/2021	9,576,000	9,749,488
3.54%, 07/26/2021	3,131,000	3,235,554
2.19%, 09/13/2021	6,500,000	6,613,833

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/2021	$4,600,000	$4,698,641
PNC Bank N.A.
2.50%, 01/22/2021	5,450,000	5,514,597
2.15%, 04/29/2021	5,400,000	5,476,822
2.55%, 12/09/2021	5,650,000	5,820,568
Royal Bank of Canada (Canada)
2.50%, 01/19/2021(b)	5,053,000	5,121,623
3.20%, 04/30/2021	6,469,000	6,630,622
Santander UK Group Holdings PLC (United Kingdom)
3.13%, 01/08/2021	4,216,000	4,265,549
2.88%, 08/05/2021	8,000,000	8,140,117
Santander UK PLC (United Kingdom), 2.50%, 01/05/2021	4,500,000	4,550,567
Skandinaviska Enskilda Banken AB (Sweden)
2.63%, 03/15/2021	5,550,000	5,643,369
1.88%, 09/13/2021	4,600,000	4,674,487
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.93%, 03/09/2021	7,850,000	7,994,806
2.06%, 07/14/2021	7,488,000	7,605,335
2.44%, 10/19/2021	7,141,000	7,323,691
Svenska Handelsbanken AB (Sweden)
2.45%, 03/30/2021	6,000,000	6,100,818
3.35%, 05/24/2021	5,800,000	5,968,110
1.88%, 09/07/2021	4,500,000	4,578,940
Synchrony Bank, 3.65%, 05/24/2021	5,100,000	5,164,617
Toronto-Dominion Bank (The) (Canada)
2.55%, 01/25/2021	4,251,000	4,310,593
2.13%, 04/07/2021(b)	7,465,000	7,574,133
3.25%, 06/11/2021(b)	5,200,000	5,353,159
1.80%, 07/13/2021	6,971,000	7,052,082
Truist Bank, 2.85%, 04/01/2021	4,500,000	4,568,342
Truist Financial Corp.
2.15%, 02/01/2021(b)	4,031,000	4,070,992
2.90%, 03/03/2021	3,977,000	4,042,317
2.05%, 05/10/2021	5,229,000	5,304,198
3.20%, 09/03/2021	2,279,000	2,347,027
U.S. Bancorp
2.35%, 01/29/2021	6,209,000	6,281,390
4.13%, 05/24/2021	4,125,000	4,264,373
U.S. Bank N.A., 3.15%, 04/26/2021	4,500,000	4,602,659
Wells Fargo & Co.
3.00%, 01/22/2021	6,233,000	6,330,658
2.50%, 03/04/2021	12,918,000	13,111,294
4.60%, 04/01/2021	12,128,000	12,529,078
2.10%, 07/26/2021	14,393,000	14,631,657
Wells Fargo Bank N.A., 2.60%, 01/15/2021	11,200,000	11,346,986
Zions Bancorporation N.A., 3.50%, 08/27/2021	5,500,000	5,588,963
		615,975,569
Beverages-1.63%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.38%, 02/15/2021	10,000	10,261
Coca-Cola Co. (The)
1.55%, 09/01/2021	5,116,000	5,195,676
3.30%, 09/01/2021	6,006,000	6,233,921
Constellation Brands, Inc., 3.75%, 05/01/2021(b)	2,249,000	2,310,921
Molson Coors Beverage Co., 2.10%, 07/15/2021	4,713,000	4,757,758
	Principal Amount	Value
Beverages-(continued)
PepsiCo, Inc.
2.00%, 04/15/2021(b)	$4,812,000	$4,877,588
3.00%, 08/25/2021	3,489,000	3,600,856
1.70%, 10/06/2021	3,526,000	3,582,393
		30,569,374
Biotechnology-2.28%
AbbVie, Inc., 2.30%, 05/14/2021	8,181,000	8,298,429
Amgen, Inc., 3.88%, 11/15/2021	8,292,343	8,588,456
Gilead Sciences, Inc.
4.50%, 04/01/2021	4,791,000	4,907,778
4.40%, 12/01/2021	5,870,000	6,152,391
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/2021	14,681,000	14,971,711
		42,918,765
Capital Markets-7.99%
Bank of New York Mellon Corp. (The)
4.15%, 02/01/2021	1,933,000	1,981,694
2.50%, 04/15/2021	4,169,000	4,234,464
2.05%, 05/03/2021	6,085,000	6,170,671
3.55%, 09/23/2021	6,703,000	6,979,455
BlackRock, Inc., 4.25%, 05/24/2021	3,616,000	3,739,777
Charles Schwab Corp. (The), 3.25%, 05/21/2021	2,550,000	2,613,572
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021	9,080,000	9,365,983
2.10%, 11/12/2021	8,700,000	8,876,261
Goldman Sachs Group, Inc. (The)
2.88%, 02/25/2021	5,656,000	5,732,484
2.63%, 04/25/2021	6,558,000	6,666,020
5.25%, 07/27/2021	17,622,000	18,481,164
2.35%, 11/15/2021	10,494,000	10,565,081
Jefferies Group LLC, 6.88%, 04/15/2021	3,646,000	3,799,597
Moody’s Corp., 2.75%, 12/15/2021	2,310,000	2,375,286
Morgan Stanley
5.75%, 01/25/2021	11,599,000	11,985,395
2.50%, 04/21/2021	11,077,000	11,267,366
5.50%, 07/28/2021	11,012,000	11,600,582
2.63%, 11/17/2021	15,498,000	15,925,333
Northern Trust Corp., 3.38%, 08/23/2021	2,240,000	2,312,894
State Street Corp.
4.38%, 03/07/2021	2,521,000	2,597,725
1.95%, 05/19/2021	2,844,000	2,889,315
		150,160,119
Chemicals-0.80%
Ecolab, Inc., 4.35%, 12/08/2021	4,961,000	5,266,475
Lyondellbasell Industries N.V., 6.00%, 11/15/2021	4,600,000	4,854,416
Praxair, Inc.
4.05%, 03/15/2021	2,476,000	2,546,172
3.00%, 09/01/2021(b)	2,273,000	2,343,960
		15,011,023
Commercial Services & Supplies-0.19%
Republic Services, Inc., 5.25%, 11/15/2021	3,296,000	3,508,556

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Communications Equipment-1.28%
Cisco Systems, Inc.
2.20%, 02/28/2021	$11,628,000	$11,783,821
2.90%, 03/04/2021	2,489,000	2,535,412
1.85%, 09/20/2021	9,495,000	9,676,734
		23,995,967
Consumer Finance-2.55%
Ally Financial, Inc., 4.25%, 04/15/2021	3,858,000	3,905,357
American Express Co., 3.38%, 05/17/2021	5,693,000	5,833,741
American Express Credit Corp., 2.25%, 05/05/2021	8,033,000	8,152,761
Capital One Financial Corp.
3.45%, 04/30/2021	5,554,000	5,674,038
4.75%, 07/15/2021	5,075,000	5,284,010
Capital One N.A.
2.95%, 07/23/2021	5,250,000	5,340,857
2.25%, 09/13/2021	5,000,000	5,061,896
Discover Bank, 3.20%, 08/09/2021	5,100,000	5,153,584
Synchrony Financial, 3.75%, 08/15/2021	3,436,000	3,486,356
		47,892,600
Containers & Packaging-0.11%
International Paper Co., 7.50%, 08/15/2021	1,930,000	2,072,299
Diversified Financial Services-0.60%
Berkshire Hathaway Finance Corp., 4.25%, 01/15/2021	3,786,000	3,877,264
Berkshire Hathaway, Inc.
2.20%, 03/15/2021	4,886,000	4,949,127
3.75%, 08/15/2021(b)	2,363,000	2,470,642
		11,297,033
Diversified Telecommunication Services-2.44%
AT&T, Inc.
4.60%, 02/15/2021	3,307,000	3,366,444
2.80%, 02/17/2021	7,854,000	7,964,261
4.45%, 05/15/2021	3,979,000	4,123,080
3.88%, 08/15/2021	5,467,000	5,673,706
Orange S.A. (France), 4.13%, 09/14/2021	4,801,000	5,032,322
Qwest Corp., 6.75%, 12/01/2021	4,567,000	4,815,767
Telefonica Emisiones S.A.U. (Spain), 5.46%, 02/16/2021	7,225,000	7,444,273
Verizon Communications, Inc.
3.45%, 03/15/2021	2,930,000	3,001,333
4.60%, 04/01/2021	4,226,000	4,370,550
		45,791,736
Electric Utilities-1.91%
Duke Energy Carolinas LLC, 3.90%, 06/15/2021	2,254,000	2,313,346
Duke Energy Corp.
1.80%, 09/01/2021	3,512,000	3,554,320
3.55%, 09/15/2021	2,406,000	2,474,772
Duke Energy Progress LLC, 3.00%, 09/15/2021	2,473,000	2,527,262
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	3,405,000	3,448,601
NextEra Energy Capital Holdings, Inc., 2.40%, 09/01/2021	7,080,000	7,247,811
Ohio Power Co., Series M, 5.38%, 10/01/2021	2,467,000	2,623,207
Progress Energy, Inc., 4.40%, 01/15/2021	2,210,000	2,240,256
	Principal Amount	Value
Electric Utilities-(continued)
Southern California Edison Co., 3.88%, 06/01/2021	$2,232,000	$2,281,180
Southern Co. (The), 2.35%, 07/01/2021	7,137,000	7,262,195
		35,972,950
Electrical Equipment-0.13%
Emerson Electric Co., 2.63%, 12/01/2021	2,373,000	2,435,237
Energy Equipment & Services-0.14%
Halliburton Co., 3.25%, 11/15/2021	2,680,000	2,718,806
Entertainment-0.86%
Activision Blizzard, Inc., 2.30%, 09/15/2021	3,071,000	3,127,993
Electronic Arts, Inc., 3.70%, 03/01/2021	2,796,000	2,853,647
TWDC Enterprises 18 Corp.
2.30%, 02/12/2021	3,899,000	3,945,536
3.75%, 06/01/2021	2,449,000	2,522,691
2.75%, 08/16/2021	3,548,000	3,639,303
		16,089,170
Equity REITs-1.85%
American Tower Corp.
3.30%, 02/15/2021	3,658,000	3,712,007
3.45%, 09/15/2021	3,022,000	3,128,002
Boston Properties L.P., 4.13%, 05/15/2021	4,174,000	4,261,302
Crown Castle International Corp.
3.40%, 02/15/2021	3,836,000	3,896,788
2.25%, 09/01/2021	3,382,000	3,432,996
Equinix, Inc., 5.88%, 01/15/2026	5,219,000	5,478,958
ERP Operating L.P., 4.63%, 12/15/2021	3,352,000	3,512,522
Kimco Realty Corp., 3.20%, 05/01/2021	2,180,000	2,203,529
MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 08/01/2026	2,409,000	2,476,223
Simon Property Group L.P., 2.50%, 07/15/2021	2,568,000	2,582,862
		34,685,189
Food & Staples Retailing-1.43%
Kroger Co. (The)
3.30%, 01/15/2021(b)	3,060,000	3,102,610
2.95%, 11/01/2021	2,588,000	2,667,195
Sysco Corp., 2.50%, 07/15/2021	2,369,000	2,402,938
Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	6,138,000	6,319,792
Walmart, Inc.
4.25%, 04/15/2021	3,113,000	3,220,719
3.13%, 06/23/2021	8,815,000	9,066,326
		26,779,580
Food Products-0.83%
Archer-Daniels-Midland Co., 4.48%, 03/01/2021	2,291,000	2,360,490
General Mills, Inc.
3.20%, 04/16/2021	2,623,000	2,680,376
3.15%, 12/15/2021	4,485,000	4,616,891
JM Smucker Co. (The), 3.50%, 10/15/2021	3,356,000	3,497,036
Tyson Foods, Inc., 2.25%, 08/23/2021	2,487,000	2,527,567
		15,682,360
Gas Utilities-0.13%
National Fuel Gas Co., 4.90%, 12/01/2021	2,346,000	2,409,358

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-0.43%
Becton, Dickinson and Co., 3.13%, 11/08/2021	$4,448,000	$4,585,258
Stryker Corp., 2.63%, 03/15/2021	3,479,000	3,530,354
		8,115,612
Health Care Providers & Services-2.37%
AmerisourceBergen Corp., 3.50%, 11/15/2021	2,240,000	2,323,418
Anthem, Inc., 3.70%, 08/15/2021	3,142,000	3,236,561
Cigna Corp., 3.40%, 09/17/2021(b)	6,000,000	6,209,255
CVS Health Corp.
3.35%, 03/09/2021	12,177,000	12,426,324
2.13%, 06/01/2021	7,612,000	7,702,042
Quest Diagnostics, Inc., 4.70%, 04/01/2021	2,777,000	2,867,070
UnitedHealth Group, Inc.
2.13%, 03/15/2021	3,539,000	3,588,140
3.38%, 11/15/2021	2,285,000	2,362,650
2.88%, 12/15/2021	3,656,000	3,789,965
		44,505,425
Hotels, Restaurants & Leisure-0.20%
Starbucks Corp., 2.10%, 02/04/2021	3,694,000	3,720,421
Household Durables-0.13%
Lennar Corp., 4.75%, 04/01/2021	2,375,000	2,411,753
Household Products-0.36%
Procter & Gamble Co. (The)
1.85%, 02/02/2021	2,660,000	2,686,161
1.70%, 11/03/2021	3,986,000	4,069,014
		6,755,175
Independent Power and Renewable Electricity Producers-0.35%
AES Corp. (The)
4.00%, 03/15/2021	2,998,000	3,082,888
6.00%, 05/15/2026	3,257,000	3,451,818
		6,534,706
Industrial Conglomerates-1.29%
3M Co., 1.63%, 09/19/2021	2,846,000	2,884,378
General Electric Co., 4.65%, 10/17/2021(b)	7,151,000	7,423,764
Honeywell International, Inc.
4.25%, 03/01/2021	3,885,000	3,993,308
1.85%, 11/01/2021	7,362,000	7,515,914
Roper Technologies, Inc., 2.80%, 12/15/2021	2,393,000	2,460,525
		24,277,889
Insurance-0.76%
American International Group, Inc., 3.30%, 03/01/2021	7,054,000	7,178,096
Marsh & McLennan Cos., Inc., 4.80%, 07/15/2021	2,261,000	2,341,260
Progressive Corp. (The), 3.75%, 08/23/2021	2,198,000	2,279,639
Willis Towers Watson PLC, 5.75%, 03/15/2021	2,413,000	2,490,370
		14,289,365
Interactive Media & Services-0.21%
Alphabet, Inc., 3.63%, 05/19/2021	3,791,000	3,913,234
Internet & Direct Marketing Retail-0.47%
Amazon.com, Inc., 3.30%, 12/05/2021	4,846,000	5,048,734
eBay, Inc., 2.88%, 08/01/2021	3,627,000	3,706,816
		8,755,550
	Principal Amount	Value
IT Services-0.35%
Global Payments, Inc., 3.80%, 04/01/2021	$3,131,000	$3,188,989
Mastercard, Inc., 2.00%, 11/21/2021	3,310,000	3,387,958
		6,576,947
Machinery-2.16%
Caterpillar Financial Services Corp.
1.70%, 08/09/2021	4,768,000	4,834,539
3.15%, 09/07/2021	4,876,000	5,031,610
Caterpillar, Inc., 3.90%, 05/27/2021	5,534,000	5,723,087
CNH Industrial Capital LLC, 4.88%, 04/01/2021	2,499,000	2,535,250
Fortive Corp., 2.35%, 06/15/2021	3,752,000	3,786,914
John Deere Capital Corp.
2.35%, 01/08/2021	2,739,000	2,769,239
2.55%, 01/08/2021	2,497,000	2,529,729
2.80%, 03/04/2021	2,204,000	2,242,748
3.90%, 07/12/2021	2,182,000	2,257,853
3.13%, 09/10/2021	3,131,000	3,226,760
3.15%, 10/15/2021	2,274,000	2,350,886
Xylem, Inc., 4.88%, 10/01/2021	3,059,000	3,219,643
		40,508,258
Media-0.44%
Time Warner Cable LLC
4.13%, 02/15/2021	3,310,000	3,346,595
4.00%, 09/01/2021	4,896,000	5,019,672
		8,366,267
Metals & Mining-0.13%
Kinross Gold Corp. (Canada), 5.13%, 09/01/2021	2,402,000	2,479,832
Multiline Retail-0.11%
Nordstrom, Inc., 4.00%, 10/15/2021	2,195,000	2,153,902
Multi-Utilities-0.76%
CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	3,291,000	3,335,466
Consolidated Edison, Inc., 2.00%, 05/15/2021	2,248,000	2,276,989
PSEG Power LLC, 3.00%, 06/15/2021	3,526,000	3,601,471
Puget Energy, Inc., 6.00%, 09/01/2021	2,174,000	2,287,125
WEC Energy Group, Inc., 3.38%, 06/15/2021	2,666,000	2,742,123
		14,243,174
Oil, Gas & Consumable Fuels-5.59%
BP Capital Markets PLC (United Kingdom), 3.56%, 11/01/2021	4,770,000	4,960,453
Canadian Natural Resources Ltd. (Canada), 3.45%, 11/15/2021(b)	2,272,000	2,309,515
Chevron Corp., 2.10%, 05/16/2021(b)	6,690,000	6,791,721
Enbridge Energy Partners L.P., 4.20%, 09/15/2021	2,987,000	3,080,106
Energy Transfer Operating L.P., 4.65%, 06/01/2021	3,725,000	3,787,344
Enterprise Products Operating LLC
2.80%, 02/15/2021	3,360,000	3,404,933
2.85%, 04/15/2021	2,705,000	2,746,626
EOG Resources, Inc., 4.10%, 02/01/2021	3,385,000	3,456,362
Exxon Mobil Corp., 2.22%, 03/01/2021	11,907,000	12,053,727
Jagged Peak Energy LLC, 5.88%, 05/01/2026	2,393,000	2,410,289

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Kinder Morgan Energy Partners L.P.
3.50%, 03/01/2021	$3,475,000	$3,515,739
5.00%, 10/01/2021	2,527,000	2,622,347
Magellan Midstream Partners L.P., 4.25%, 02/01/2021	2,606,000	2,646,090
Marathon Petroleum Corp., 5.13%, 03/01/2021	4,804,000	4,915,008
Ovintiv, Inc., 3.90%, 11/15/2021(b)	2,842,000	2,735,462
Plains All American Pipeline L.P./PAA Finance Corp., 5.00%, 02/01/2021	2,804,000	2,819,396
Sabine Pass Liquefaction LLC, 5.63%, 02/01/2021	9,400,000	9,587,907
Shell International Finance B.V. (Netherlands)
1.88%, 05/10/2021	7,174,000	7,269,267
1.75%, 09/12/2021	4,735,000	4,808,460
Sunoco Logistics Partners Operations L.P., 4.40%, 04/01/2021	3,285,000	3,330,171
Total Capital International S.A. (France)
2.75%, 06/19/2021	4,866,000	4,969,111
2.22%, 07/12/2021	3,390,000	3,440,089
Total Capital S.A. (France)
4.13%, 01/28/2021	2,242,000	2,284,390
4.25%, 12/15/2021	2,654,000	2,792,072
Williams Cos., Inc. (The), 4.00%, 11/15/2021	2,257,000	2,324,800
		105,061,385
Personal Products-0.53%
Unilever Capital Corp. (United Kingdom)
4.25%, 02/10/2021	5,221,000	5,361,165
1.38%, 07/28/2021	4,601,000	4,652,799
		10,013,964
Pharmaceuticals-3.08%
GlaxoSmithKline Capital PLC (United Kingdom), 3.13%, 05/14/2021	5,893,000	6,049,981
Johnson & Johnson, 1.65%, 03/01/2021	4,636,000	4,679,582
Merck & Co., Inc., 3.88%, 01/15/2021	5,423,000	5,494,911
Mylan N.V., 3.15%, 06/15/2021	10,504,000	10,699,195
Pfizer, Inc.
1.95%, 06/03/2021	5,286,000	5,372,891
3.00%, 09/15/2021	4,463,000	4,654,097
2.20%, 12/15/2021	4,709,000	4,863,559
Sanofi (France), 4.00%, 03/29/2021	9,408,000	9,691,117
Takeda Pharmaceutical Co. Ltd. (Japan), 4.00%, 11/26/2021	6,000,000	6,277,104
		57,782,437
Professional Services-0.10%
Equifax, Inc., 2.30%, 06/01/2021	1,935,000	1,953,533
Road & Rail-0.41%
Norfolk Southern Corp., 3.25%, 12/01/2021	2,429,000	2,503,681
Union Pacific Corp.
4.00%, 02/01/2021	2,183,000	2,211,338
3.20%, 06/08/2021	2,938,000	3,014,961
		7,729,980
Semiconductors & Semiconductor Equipment-1.55%
Applied Materials, Inc., 4.30%, 06/15/2021	3,518,000	3,657,287
Intel Corp.
1.70%, 05/19/2021	2,686,000	2,718,969
3.30%, 10/01/2021	9,024,000	9,394,796
Lam Research Corp., 2.80%, 06/15/2021	3,977,000	4,066,159
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
NVIDIA Corp., 2.20%, 09/16/2021	$4,800,000	$4,901,117
Texas Instruments, Inc., 2.75%, 03/12/2021	2,525,000	2,565,917
Xilinx, Inc., 3.00%, 03/15/2021	1,761,000	1,795,531
		29,099,776
Software-2.84%
IBM Credit LLC
1.80%, 01/20/2021	4,600,000	4,654,934
2.65%, 02/05/2021	4,500,000	4,578,800
Microsoft Corp.
4.00%, 02/08/2021	2,205,000	2,260,948
1.55%, 08/08/2021	13,325,000	13,516,367
Oracle Corp.
2.80%, 07/08/2021	6,541,000	6,718,999
1.90%, 09/15/2021	21,289,000	21,666,452
		53,396,500
Specialty Retail-1.35%
Best Buy Co., Inc., 5.50%, 03/15/2021	2,958,000	3,029,397
Home Depot, Inc. (The)
2.00%, 04/01/2021	6,493,000	6,573,763
4.40%, 04/01/2021	4,557,000	4,665,869
Lowe’s Cos., Inc.
3.75%, 04/15/2021	2,422,000	2,470,414
3.80%, 11/15/2021	2,531,000	2,633,920
O’Reilly Automotive, Inc., 4.88%, 01/14/2021	2,250,000	2,283,430
TJX Cos., Inc. (The), 2.75%, 06/15/2021	3,712,000	3,780,485
		25,437,278
Technology Hardware, Storage & Peripherals-2.57%
Apple, Inc.
2.25%, 02/23/2021	13,543,000	13,714,162
2.85%, 05/06/2021	14,107,000	14,445,613
1.55%, 08/04/2021(b)	5,701,000	5,776,246
HP, Inc.
4.30%, 06/01/2021	3,895,000	4,023,396
4.38%, 09/15/2021	3,293,000	3,432,758
4.65%, 12/09/2021	4,529,000	4,758,865
NetApp, Inc., 3.38%, 06/15/2021	2,100,000	2,149,586
		48,300,626
Tobacco-0.75%
Altria Group, Inc., 4.75%, 05/05/2021	7,008,000	7,275,178
Philip Morris International, Inc.
1.88%, 02/25/2021	3,419,000	3,444,933
2.90%, 11/15/2021	3,319,000	3,423,511
		14,143,622
Trading Companies & Distributors-1.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 05/15/2021	5,150,000	5,020,337
5.00%, 10/01/2021	5,977,000	5,832,733
Air Lease Corp.
2.50%, 03/01/2021	2,494,000	2,429,682
3.88%, 04/01/2021	1,886,000	1,844,694
3.38%, 06/01/2021	2,166,000	2,086,200

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-(continued)
Aircastle Ltd., 5.13%, 03/15/2021	$2,487,000	$2,438,643
International Lease Finance Corp., 4.63%, 04/15/2021	1,753,000	1,741,277
		21,393,566
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,803,770,550)		1,830,978,078
	Shares
Money Market Funds-1.78%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(c)(d) (Cost $33,371,065)	33,371,065	33,371,065
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.24% (Cost $1,837,141,615)		1,864,349,143
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.13%
Invesco Private Government Fund, 0.02%(c)(d)(e) (Cost $2,469,240)	2,469,240	$2,469,240
TOTAL INVESTMENTS IN SECURITIES-99.37% (Cost $1,839,610,855)		1,866,818,383
OTHER ASSETS LESS LIABILITIES-0.63%		11,761,511
NET ASSETS-100.00%		$1,878,579,894

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$5,602,789	$258,815,887	$(231,047,611)	$-	$-	$33,371,065	$111,640
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	8,363,760	65,573,686	(73,937,446)	-	-	-	48,638
Invesco Liquid Assets Portfolio, Institutional Class*	2,787,996	16,703,230	(19,488,470)	-	(2,756)	-	5,058
Invesco Private Government Fund	-	19,464,349	(16,995,109)	-	-	2,469,240	89
Total	$16,754,545	$360,557,152	$(341,468,636)	$-	$(2,756)	$35,840,305	$165,425

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.51%
Aerospace & Defense-1.49%
General Dynamics Corp., 2.25%, 11/15/2022	$4,918,000	$5,099,839
Howmet Aerospace, Inc., 5.87%, 02/23/2022	4,300,000	4,474,355
Northrop Grumman Corp., 2.55%, 10/15/2022	7,308,000	7,654,981
Raytheon Co., 2.50%, 12/15/2022	5,225,000	5,425,690
Rockwell Collins, Inc., 2.80%, 03/15/2022	5,130,000	5,273,899
		27,928,764
Air Freight & Logistics-0.57%
FedEx Corp., 2.63%, 08/01/2022	2,497,000	2,604,494
United Parcel Service, Inc.
2.35%, 05/16/2022	3,044,000	3,140,715
2.45%, 10/01/2022	4,694,000	4,898,667
		10,643,876
Airlines-0.24%
Delta Air Lines, Inc., 3.63%, 03/15/2022	4,982,000	4,525,398
Automobiles-3.65%
American Honda Finance Corp.
1.95%, 05/20/2022	2,780,000	2,825,597
2.20%, 06/27/2022	3,950,000	4,005,866
2.60%, 11/16/2022	3,032,000	3,128,887
Ford Motor Credit Co. LLC
3.22%, 01/09/2022	4,400,000	4,257,000
3.34%, 03/28/2022	4,451,000	4,317,603
2.98%, 08/03/2022	4,400,000	4,224,000
4.25%, 09/20/2022	4,900,000	4,789,750
3.55%, 10/07/2022	4,000,000	3,810,000
General Motors Financial Co., Inc.
3.45%, 01/14/2022	6,004,000	6,002,110
3.45%, 04/10/2022	5,496,000	5,507,414
3.15%, 06/30/2022	6,075,000	6,062,073
Toyota Motor Corp. (Japan), 2.16%, 07/02/2022	2,215,000	2,272,627
Toyota Motor Credit Corp.
2.60%, 01/11/2022	5,804,000	5,959,005
3.30%, 01/12/2022	4,590,000	4,764,885
2.80%, 07/13/2022	2,221,000	2,308,704
2.15%, 09/08/2022	4,137,000	4,253,596
		68,489,117
Banks-23.51%
Bank of America Corp.
5.70%, 01/24/2022	6,939,000	7,494,264
2.50%, 10/21/2022	9,623,000	9,849,669
Bank of Montreal (Canada)
2.35%, 09/11/2022	5,227,000	5,451,903
2.55%, 11/06/2022	4,129,000	4,320,825
Bank of Nova Scotia (The) (Canada)
2.70%, 03/07/2022	7,021,000	7,288,325
2.45%, 09/19/2022(b)	4,193,000	4,369,455
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	12,350,000	13,282,302
BBVA USA, 2.88%, 06/29/2022	4,550,000	4,600,654
Canadian Imperial Bank of Commerce (Canada), 2.55%, 06/16/2022	4,488,000	4,653,152
CIT Group, Inc., 5.00%, 08/15/2022	6,983,000	7,022,210
	Principal Amount	Value
Banks-(continued)
Citigroup, Inc.
4.50%, 01/14/2022	$12,055,000	$12,742,887
2.75%, 04/25/2022	10,351,000	10,685,285
4.05%, 07/30/2022	3,933,000	4,160,042
2.70%, 10/27/2022	8,094,000	8,371,519
Citizens Bank N.A., 2.65%, 05/26/2022	5,002,000	5,129,421
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2022	4,750,000	4,899,691
3.88%, 02/08/2022	13,623,000	14,355,813
3.95%, 11/09/2022	7,000,000	7,368,426
Deutsche Bank AG (Germany), 3.30%, 11/16/2022	4,400,000	4,443,799
Fifth Third Bancorp
3.50%, 03/15/2022	2,260,000	2,362,298
2.60%, 06/15/2022	2,670,000	2,756,703
First Republic Bank, 2.50%, 06/06/2022	4,003,000	4,109,495
HSBC Holdings PLC (United Kingdom)
2.65%, 01/05/2022	11,700,000	11,988,299
4.88%, 01/14/2022	3,926,000	4,164,053
4.00%, 03/30/2022	9,218,000	9,709,942
Huntington Bancshares, Inc., 2.30%, 01/14/2022	4,630,000	4,724,360
Huntington National Bank (The), 2.50%, 08/07/2022	3,802,000	3,926,335
JPMorgan Chase & Co.
4.50%, 01/24/2022	15,250,000	16,217,543
3.25%, 09/23/2022	13,723,000	14,453,117
KeyBank N.A.
2.40%, 06/09/2022	3,879,000	4,000,019
2.30%, 09/14/2022	4,200,000	4,333,034
Lloyds Banking Group PLC (United Kingdom), 3.00%, 01/11/2022	7,000,000	7,210,365
Manufacturers and Traders Trust Co., 2.50%, 05/18/2022	4,452,000	4,611,334
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 02/22/2022	4,782,000	4,937,957
2.62%, 07/18/2022	10,500,000	10,813,643
2.67%, 07/25/2022	10,098,000	10,429,560
Mizuho Financial Group, Inc. (Japan)
2.95%, 02/28/2022	7,000,000	7,239,113
2.60%, 09/11/2022	4,450,000	4,586,698
MUFG Union Bank N.A., 2.10%, 12/09/2022	4,550,000	4,665,714
People’s United Financial, Inc., 3.65%, 12/06/2022	2,247,000	2,340,849
PNC Bank N.A.
2.63%, 02/17/2022	5,700,000	5,899,779
2.45%, 07/28/2022	4,045,000	4,175,806
2.70%, 11/01/2022	3,950,000	4,136,042
PNC Financial Services Group, Inc. (The)
3.30%, 03/08/2022	4,875,000	5,102,910
2.85%, 11/09/2022(c)	2,341,000	2,450,808
Regions Financial Corp., 2.75%, 08/14/2022	4,422,000	4,528,819
Royal Bank of Canada (Canada), 2.75%, 02/01/2022	5,324,000	5,535,307
Royal Bank of Scotland Group PLC (The) (United Kingdom), 6.13%, 12/15/2022	11,036,000	11,920,922
Santander Holdings USA, Inc., 3.70%, 03/28/2022	5,066,000	5,179,398
Skandinaviska Enskilda Banken AB (Sweden), 2.80%, 03/11/2022	4,051,000	4,190,141

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Banking Corp. (Japan), 3.20%, 07/18/2022	$4,285,000	$4,449,597
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 01/11/2022	3,302,000	3,393,530
2.78%, 07/12/2022	8,466,000	8,749,337
2.78%, 10/18/2022	5,454,000	5,666,749
Synchrony Bank, 3.00%, 06/15/2022	5,550,000	5,570,392
Truist Bank
2.63%, 01/15/2022(b)	4,750,000	4,897,762
2.45%, 08/01/2022	4,129,000	4,282,384
Truist Financial Corp.
2.70%, 01/27/2022	4,678,000	4,835,948
2.75%, 04/01/2022	4,184,000	4,322,754
U.S. Bancorp
3.00%, 03/15/2022	4,704,000	4,907,963
2.95%, 07/15/2022	5,771,000	6,023,452
Series V, 2.63%, 01/24/2022	5,178,000	5,350,867
UBS AG (Switzerland), 7.63%, 08/17/2022	9,100,000	10,059,959
US Bank N.A., 1.80%, 01/21/2022	5,000,000	5,094,551
Wells Fargo & Co.
3.50%, 03/08/2022	11,414,000	11,960,751
2.63%, 07/22/2022	17,682,000	18,256,808
		441,012,809
Beverages-1.80%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 2.50%, 07/15/2022	3,297,000	3,413,635
Coca-Cola Co. (The), 2.20%, 05/25/2022	2,535,000	2,627,229
Constellation Brands, Inc.
2.70%, 05/09/2022	2,263,000	2,328,519
2.65%, 11/07/2022	3,556,000	3,694,237
Diageo Investment Corp. (United Kingdom), 2.88%, 05/11/2022	4,886,000	5,100,753
Molson Coors Beverage Co., 3.50%, 05/01/2022	2,149,000	2,225,891
PepsiCo, Inc.
2.75%, 03/05/2022	6,090,000	6,363,185
2.25%, 05/02/2022	3,883,000	4,034,173
3.10%, 07/17/2022	3,801,000	3,998,444
		33,786,066
Biotechnology-3.46%
AbbVie, Inc.
3.45%, 03/15/2022(d)	10,276,000	10,686,837
3.25%, 10/01/2022(d)	6,441,000	6,746,998
2.90%, 11/06/2022	14,945,000	15,655,646
3.20%, 11/06/2022	4,813,000	5,062,110
Amgen, Inc.
2.70%, 05/01/2022	2,639,000	2,729,227
2.65%, 05/11/2022	7,416,000	7,686,037
3.63%, 05/15/2022	3,453,000	3,627,690
Biogen, Inc., 3.63%, 09/15/2022	4,849,000	5,180,370
Gilead Sciences, Inc.
1.95%, 03/01/2022	2,505,000	2,556,309
3.25%, 09/01/2022	4,754,000	5,037,452
		64,968,676
Capital Markets-5.66%
Ares Capital Corp., 3.63%, 01/19/2022	2,825,000	2,806,069
Bank of New York Mellon Corp. (The)
2.60%, 02/07/2022	5,420,000	5,604,310
1.95%, 08/23/2022	4,426,000	4,569,712
	Principal Amount	Value
Capital Markets-(continued)
BlackRock, Inc., 3.38%, 06/01/2022	$4,874,000	$5,164,353
CME Group, Inc., 3.00%, 09/15/2022	3,727,000	3,953,969
Credit Suisse AG (Switzerland), 2.80%, 04/08/2022	7,000,000	7,255,758
E*TRADE Financial Corp., 2.95%, 08/24/2022	3,273,000	3,370,699
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022	21,403,000	23,052,484
3.00%, 04/26/2022	15,213,000	15,478,676
Moody’s Corp., 4.50%, 09/01/2022	2,636,000	2,829,060
Morgan Stanley
2.75%, 05/19/2022	15,216,000	15,799,712
4.88%, 11/01/2022	9,426,000	10,233,722
Northern Trust Corp., 2.38%, 08/02/2022	2,377,000	2,479,452
TD Ameritrade Holding Corp., 2.95%, 04/01/2022	3,501,000	3,649,125
		106,247,101
Chemicals-1.02%
Celanese US Holdings LLC, 4.63%, 11/15/2022	2,364,000	2,487,004
Eastman Chemical Co., 3.60%, 08/15/2022	3,477,000	3,611,736
Ecolab, Inc., 2.38%, 08/10/2022	2,420,000	2,514,781
Mosaic Co. (The), 3.25%, 11/15/2022	2,643,000	2,664,841
Praxair, Inc.
2.45%, 02/15/2022	2,703,000	2,769,992
2.20%, 08/15/2022	2,163,000	2,236,270
Sherwin-Williams Co. (The), 2.75%, 06/01/2022	591,000	605,343
Syngenta Finance N.V. (Switzerland), 3.13%, 03/28/2022	2,185,000	2,220,184
		19,110,151
Commercial Services & Supplies-0.56%
Cintas Corp. No. 2, 2.90%, 04/01/2022	3,144,000	3,262,075
Republic Services, Inc., 3.55%, 06/01/2022	4,204,000	4,411,976
Waste Management, Inc., 2.90%, 09/15/2022	2,650,000	2,772,290
		10,446,341
Communications Equipment-0.69%
Cisco Systems, Inc., 3.00%, 06/15/2022	2,617,000	2,762,486
Motorola Solutions, Inc., 3.75%, 05/15/2022	3,184,000	3,328,155
Nokia OYJ (Finland), 3.38%, 06/12/2022	2,259,000	2,311,217
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022	4,299,000	4,495,099
		12,896,957
Consumer Finance-2.43%
Ally Financial, Inc., 4.13%, 02/13/2022	4,498,000	4,607,909
American Express Co.
2.50%, 08/01/2022	8,648,000	8,981,539
2.65%, 12/02/2022	5,580,000	5,834,733
American Express Credit Corp., 2.70%, 03/03/2022	8,748,000	9,051,962
Capital One Financial Corp., 3.05%, 03/09/2022	3,777,000	3,899,298

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
Capital One N.A.
2.65%, 08/08/2022	$4,210,000	$4,318,629
2.15%, 09/06/2022	7,000,000	7,090,929
Discover Financial Services, 3.85%, 11/21/2022	1,813,000	1,878,888
		45,663,887
Diversified Consumer Services-0.14%
Block Financial LLC, 5.50%, 11/01/2022	2,526,000	2,676,593
Diversified Financial Services-0.71%
Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022	3,623,000	3,828,631
Berkshire Hathaway, Inc., 3.40%, 01/31/2022	3,086,000	3,259,117
National Rural Utilities Cooperative Finance Corp., 1.75%, 01/21/2022	2,313,000	2,368,434
ORIX Corp. (Japan), 2.90%, 07/18/2022	3,659,000	3,787,382
		13,243,564
Diversified Telecommunication Services-2.91%
AT&T, Inc.
4.00%, 01/15/2022	2,247,000	2,362,955
3.00%, 02/15/2022	6,474,000	6,713,935
3.20%, 03/01/2022	5,262,000	5,452,695
3.80%, 03/15/2022	4,160,000	4,372,170
3.40%, 06/15/2022	2,473,000	2,586,615
3.00%, 06/30/2022	9,809,000	10,187,624
2.63%, 12/01/2022	5,789,000	5,988,164
Verizon Communications, Inc.
2.95%, 03/15/2022	4,756,000	4,967,289
3.13%, 03/16/2022	6,411,000	6,732,949
2.45%, 11/01/2022	4,950,000	5,177,201
		54,541,597
Electric Utilities-1.87%
Alabama Power Co., Series 17A, 2.45%, 03/30/2022	2,865,000	2,960,108
Duke Energy Corp.
2.40%, 08/15/2022	2,236,000	2,316,542
3.05%, 08/15/2022	2,100,000	2,190,908
Duke Energy Progress LLC, 2.80%, 05/15/2022	1,907,000	1,982,888
Entergy Corp., 4.00%, 07/15/2022	2,973,000	3,133,218
Eversource Energy, Series K, 2.75%, 03/15/2022	3,660,000	3,777,975
Exelon Corp., 3.50%, 06/01/2022	5,260,000	5,473,820
Exelon Generation Co. LLC
3.40%, 03/15/2022	2,323,000	2,403,248
4.25%, 06/15/2022	2,459,000	2,591,758
FirstEnergy Corp., Series A, 2.85%, 07/15/2022	2,244,000	2,316,670
ITC Holdings Corp., 2.70%, 11/15/2022	2,221,000	2,307,900
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/2022	3,224,000	3,666,500
		35,121,535
Electrical Equipment-0.33%
ABB Finance USA, Inc. (Switzerland), 2.88%, 05/08/2022	6,036,000	6,253,235
Electronic Equipment, Instruments & Components-0.35%
Jabil, Inc., 4.70%, 09/15/2022	2,082,000	2,193,030
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Tech Data Corp., 3.70%, 02/15/2022	$2,054,000	$2,060,186
Tyco Electronics Group S.A. (Switzerland), 3.50%, 02/03/2022	2,169,000	2,246,431
		6,499,647
Energy Equipment & Services-0.45%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/2022	6,280,000	6,508,353
National Oilwell Varco, Inc., 2.60%, 12/01/2022	1,994,000	1,961,520
		8,469,873
Entertainment-0.51%
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022	2,293,000	2,378,883
2.35%, 12/01/2022	4,691,000	4,888,244
Walt Disney Co. (The), 1.65%, 09/01/2022	2,270,000	2,319,456
		9,586,583
Equity REITs-2.77%
American Tower Corp.
2.25%, 01/15/2022	3,030,000	3,097,757
4.70%, 03/15/2022	3,427,000	3,649,988
Brixmor Operating Partnership L.P., 3.88%, 08/15/2022	2,425,000	2,472,091
Crown Castle International Corp., 4.88%, 04/15/2022	4,053,000	4,335,394
Digital Realty Trust L.P., 3.95%, 07/01/2022	2,578,000	2,697,669
Equinix, Inc., 5.38%, 05/15/2027	6,017,000	6,491,952
Kimco Realty Corp., 3.40%, 11/01/2022	2,411,000	2,491,289
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	6,527,000	6,767,879
Public Storage, 2.37%, 09/15/2022	2,360,000	2,434,087
Realty Income Corp., 3.25%, 10/15/2022	4,833,000	5,049,199
Service Properties Trust, 5.00%, 08/15/2022	2,172,000	2,000,864
Simon Property Group L.P.
2.35%, 01/30/2022	2,800,000	2,805,614
2.63%, 06/15/2022(b)	2,870,000	2,897,340
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	2,249,000	2,212,120
Ventas Realty L.P./Ventas Capital Corp., 3.25%, 08/15/2022	2,472,000	2,495,136
		51,898,379
Food & Staples Retailing-1.02%
Costco Wholesale Corp., 2.30%, 05/18/2022	3,625,000	3,759,498
Kroger Co. (The), 3.40%, 04/15/2022	2,609,000	2,732,170
Walgreen Co., 3.10%, 09/15/2022	6,325,000	6,611,122
Walmart, Inc., 2.35%, 12/15/2022	5,733,000	6,013,674
		19,116,464
Food Products-0.61%
General Mills, Inc., 2.60%, 10/12/2022	2,359,000	2,454,950
McCormick & Co., Inc., 2.70%, 08/15/2022	3,689,000	3,850,545
Tyson Foods, Inc., 4.50%, 06/15/2022	4,832,000	5,132,289
		11,437,784
Health Care Equipment & Supplies-1.77%
Abbott Laboratories, 2.55%, 03/15/2022	3,609,000	3,745,466
Becton, Dickinson and Co., 2.89%, 06/06/2022	8,505,000	8,838,044
Boston Scientific Corp., 3.38%, 05/15/2022	2,214,000	2,318,804
Covidien International Finance S.A., 3.20%, 06/15/2022	2,959,000	3,103,765

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Medtronic, Inc., 3.15%, 03/15/2022	$10,804,000	$11,322,939
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/2022	3,664,000	3,791,088
		33,120,106
Health Care Providers & Services-3.31%
Aetna, Inc., 2.75%, 11/15/2022	4,804,000	4,982,567
Anthem, Inc.
3.13%, 05/15/2022	4,210,000	4,409,268
2.95%, 12/01/2022	3,584,000	3,767,562
Cardinal Health, Inc., 2.62%, 06/15/2022	5,198,000	5,335,895
CommonSpirit Health, 2.95%, 11/01/2022	2,643,000	2,736,124
CVS Health Corp.
3.50%, 07/20/2022	7,483,000	7,892,456
2.75%, 12/01/2022	6,101,000	6,362,330
DH Europe Finance II S.a.r.l., 2.05%, 11/15/2022	3,597,000	3,708,240
Humana, Inc., 3.15%, 12/01/2022	2,788,000	2,923,251
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	2,089,000	2,167,033
3.75%, 08/23/2022	2,458,000	2,599,686
UnitedHealth Group, Inc.
2.88%, 03/15/2022	5,227,000	5,415,594
3.35%, 07/15/2022	4,954,000	5,243,298
2.38%, 10/15/2022	4,390,000	4,573,363
		62,116,667
Hotels, Restaurants & Leisure-0.82%
Marriott International, Inc.
2.30%, 01/15/2022	3,685,000	3,637,102
2.13%, 10/03/2022	2,501,000	2,424,845
McDonald’s Corp., 2.63%, 01/15/2022	6,250,000	6,464,955
Starbucks Corp., 2.70%, 06/15/2022	2,735,000	2,845,166
		15,372,068
Household Durables-0.47%
Lennar Corp.
4.13%, 01/15/2022	3,123,000	3,176,794
4.75%, 11/15/2022	2,572,000	2,691,662
NVR, Inc., 3.95%, 09/15/2022	2,725,000	2,907,862
		8,776,318
Household Products-0.94%
Clorox Co. (The), 3.05%, 09/15/2022	3,093,000	3,248,694
Colgate-Palmolive Co., 2.30%, 05/03/2022	3,084,000	3,198,003
Procter & Gamble Co. (The)
2.30%, 02/06/2022	4,794,000	4,984,254
2.15%, 08/11/2022	5,963,000	6,212,225
		17,643,176
Independent Power and Renewable Electricity Producers-0.19%
AES Corp. (The), 5.13%, 09/01/2027	3,303,000	3,505,656
Industrial Conglomerates-0.65%
3M Co., 2.00%, 06/26/2022	3,238,000	3,330,074
General Electric Co., 3.15%, 09/07/2022	6,036,000	6,191,539
Roper Technologies, Inc., 3.13%, 11/15/2022	2,558,000	2,682,266
		12,203,879
Insurance-1.08%
American International Group, Inc., 4.88%, 06/01/2022	7,110,000	7,651,489
Aon Corp., 2.20%, 11/15/2022	2,560,000	2,635,885
	Principal Amount	Value
Insurance-(continued)
Chubb INA Holdings, Inc., 2.88%, 11/03/2022	$4,730,000	$4,968,158
Marsh & McLennan Cos., Inc., 2.75%, 01/30/2022	2,348,000	2,427,885
MetLife, Inc., 3.05%, 12/15/2022	2,349,000	2,500,288
		20,183,705
Internet & Direct Marketing Retail-0.81%
Amazon.com, Inc., 2.50%, 11/29/2022	6,411,000	6,723,972
eBay, Inc.
3.80%, 03/09/2022	3,517,000	3,690,440
2.60%, 07/15/2022	4,675,000	4,821,039
		15,235,451
IT Services-2.34%
Fiserv, Inc., 3.50%, 10/01/2022	3,379,000	3,579,800
International Business Machines Corp.
2.50%, 01/27/2022	4,400,000	4,556,205
1.88%, 08/01/2022	4,400,000	4,531,681
2.88%, 11/09/2022	4,450,000	4,715,982
PayPal Holdings, Inc., 2.20%, 09/26/2022	4,914,000	5,080,919
VeriSign, Inc., 4.75%, 07/15/2027	2,520,000	2,637,016
Visa, Inc.
2.15%, 09/15/2022	4,774,000	4,964,943
2.80%, 12/14/2022	10,875,000	11,492,345
Western Union Co. (The), 3.60%, 03/15/2022	2,242,000	2,334,942
		43,893,833
Machinery-2.92%
Caterpillar Financial Services Corp.
0.95%, 05/13/2022	5,590,000	5,626,616
2.85%, 06/01/2022	2,361,000	2,458,506
2.40%, 06/06/2022	2,974,000	3,093,272
1.90%, 09/06/2022	3,370,000	3,463,450
1.95%, 11/18/2022	3,937,000	4,065,797
2.55%, 11/29/2022	2,665,000	2,789,144
Caterpillar, Inc., 2.60%, 06/26/2022	2,199,000	2,277,465
CNH Industrial Capital LLC, 4.38%, 04/05/2022	2,353,000	2,424,121
Deere & Co., 2.60%, 06/08/2022	4,662,000	4,837,292
Eaton Corp., 2.75%, 11/02/2022	7,788,000	8,148,118
Flowserve Corp., 3.50%, 09/15/2022	2,644,000	2,702,685
John Deere Capital Corp.
2.65%, 01/06/2022(b)	3,404,000	3,517,305
2.75%, 03/15/2022	2,491,000	2,583,874
2.15%, 09/08/2022	2,763,000	2,852,809
Stanley Black & Decker, Inc., 2.90%, 11/01/2022	3,725,000	3,895,474
		54,735,928
Media-2.29%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	14,633,000	15,583,922
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	5,187,000	6,314,880
Comcast Corp.
1.63%, 01/15/2022	3,362,000	3,438,965
3.13%, 07/15/2022	4,764,000	5,040,953
Omnicom Group, Inc./Omnicom Capital, Inc., 3.63%, 05/01/2022	6,237,000	6,561,708

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Media-(continued)
ViacomCBS, Inc., 3.38%, 03/01/2022	$3,330,000	$3,436,564
WPP Finance 2010 (United Kingdom), 3.63%, 09/07/2022	2,506,000	2,614,341
		42,991,333
Metals & Mining-0.40%
Newmont Corp., 3.50%, 03/15/2022	4,580,000	4,692,916
Nucor Corp., 4.13%, 09/15/2022	2,705,000	2,884,094
		7,577,010
Multiline Retail-0.26%
Target Corp., 2.90%, 01/15/2022	4,593,000	4,792,973
Multi-Utilities-0.74%
CenterPoint Energy, Inc., 2.50%, 09/01/2022	2,624,000	2,707,147
DTE Energy Co., 2.25%, 11/01/2022	2,329,000	2,404,588
NiSource, Inc., 2.65%, 11/17/2022	2,623,000	2,712,797
Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	3,215,000	3,346,568
Sempra Energy, 2.88%, 10/01/2022	2,600,000	2,685,036
		13,856,136
Oil, Gas & Consumable Fuels-7.02%
Apache Corp., 3.25%, 04/15/2022	2,799,000	2,682,577
BP Capital Markets PLC (United Kingdom)
3.06%, 03/17/2022	4,858,000	5,059,215
2.50%, 11/06/2022	4,758,000	4,930,791
Cenovus Energy, Inc. (Canada), 3.00%, 08/15/2022	2,672,000	2,540,415
Chevron Corp.
2.41%, 03/03/2022	3,622,000	3,720,587
2.50%, 03/03/2022	3,207,000	3,320,429
2.36%, 12/05/2022	9,402,000	9,833,559
Continental Resources, Inc., 5.00%, 09/15/2022	5,447,000	5,205,698
Enbridge, Inc. (Canada), 2.90%, 07/15/2022	3,291,991	3,387,032
Energy Transfer Operating L.P., 5.20%, 02/01/2022	4,808,000	5,010,763
Energy Transfer Partners L.P./Regency Energy Finance Corp.
5.88%, 03/01/2022	4,241,000	4,469,774
5.00%, 10/01/2022	3,037,000	3,164,481
Enterprise Products Operating LLC, 4.05%, 02/15/2022	3,138,000	3,279,758
Exxon Mobil Corp.
2.40%, 03/06/2022	5,549,000	5,746,871
1.90%, 08/16/2022	3,633,000	3,749,841
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	2,118,000	2,134,402
Kinder Morgan Energy Partners L.P., 3.95%, 09/01/2022	4,794,000	5,045,043
Marathon Oil Corp., 2.80%, 11/01/2022	4,772,000	4,627,840
Newfield Exploration Co., 5.75%, 01/30/2022	3,679,000	3,553,094
ONEOK Partners L.P., 3.38%, 10/01/2022	4,355,000	4,395,713
ONEOK, Inc., 4.25%, 02/01/2022	3,066,000	3,151,579
Phillips 66, 4.30%, 04/01/2022	9,317,000	9,886,896
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	3,382,000	3,389,824
Sabine Pass Liquefaction LLC, 6.25%, 03/15/2022	4,700,000	5,001,293
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Shell International Finance B.V. (Netherlands), 2.38%, 08/21/2022	$4,708,000	$4,889,447
Total Capital International S.A. (France), 2.88%, 02/17/2022	4,858,000	5,034,062
TransCanada PipeLines Ltd. (Canada), 2.50%, 08/01/2022	4,641,000	4,746,285
Williams Cos., Inc. (The)
3.60%, 03/15/2022	5,989,000	6,165,088
3.35%, 08/15/2022	3,512,000	3,629,332
		131,751,689
Personal Products-0.51%
Unilever Capital Corp. (United Kingdom)
3.00%, 03/07/2022	4,600,000	4,812,077
2.20%, 05/05/2022	4,700,000	4,832,550
		9,644,627
Pharmaceuticals-2.75%
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022	4,836,000	4,993,004
Bristol-Myers Squibb Co., 2.00%, 08/01/2022	3,863,000	3,946,125
Eli Lilly and Co., 2.35%, 05/15/2022	4,071,000	4,174,741
GlaxoSmithKline Capital PLC (United Kingdom), 2.85%, 05/08/2022	9,563,000	10,003,669
Johnson & Johnson, 2.25%, 03/03/2022	4,823,000	4,965,755
Merck & Co., Inc.
2.35%, 02/10/2022	5,790,000	5,981,977
2.40%, 09/15/2022	4,844,000	5,048,069
Novartis Capital Corp. (Switzerland)
2.40%, 05/17/2022	4,857,000	5,034,000
2.40%, 09/21/2022	7,208,000	7,529,644
		51,676,984
Professional Services-0.14%
Equifax, Inc., 3.30%, 12/15/2022	2,553,000	2,665,501
Road & Rail-0.70%
Burlington Northern Santa Fe LLC
3.05%, 03/15/2022	3,121,000	3,246,151
3.05%, 09/01/2022	2,792,000	2,929,436
Norfolk Southern Corp., 3.00%, 04/01/2022	2,906,000	3,004,268
Union Pacific Corp., 4.16%, 07/15/2022	3,702,000	3,940,996
		13,120,851
Semiconductors & Semiconductor Equipment-2.42%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/2022	16,728,000	17,050,266
Intel Corp.
2.35%, 05/11/2022(b)	3,052,000	3,175,976
3.10%, 07/29/2022	5,008,000	5,304,293
2.70%, 12/15/2022	7,458,000	7,879,167
QUALCOMM, Inc., 3.00%, 05/20/2022	9,163,000	9,618,775
Texas Instruments, Inc., 1.85%, 05/15/2022	2,229,000	2,287,860
		45,316,337
Software-3.41%
CA, Inc., 3.60%, 08/15/2022	2,284,000	2,331,555
IBM Credit LLC, 2.20%, 09/08/2022	4,401,000	4,570,610
Microsoft Corp.
2.40%, 02/06/2022	8,278,000	8,564,792
2.38%, 02/12/2022	7,218,000	7,469,384
2.65%, 11/03/2022	4,950,000	5,218,415
2.13%, 11/15/2022	3,340,000	3,501,561

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Software-(continued)
Oracle Corp.
2.50%, 05/15/2022	$11,951,000	$12,372,522
2.50%, 10/15/2022	12,053,000	12,636,119
VMware, Inc., 2.95%, 08/21/2022	7,089,000	7,313,965
		63,978,923
Specialty Retail-0.68%
AutoZone, Inc., 3.70%, 04/15/2022	2,611,000	2,736,243
Home Depot, Inc. (The), 2.63%, 06/01/2022	5,943,000	6,203,424
Lowe’s Cos., Inc., 3.12%, 04/15/2022	3,622,000	3,772,376
		12,712,043
Technology Hardware, Storage & Peripherals-2.51%
Apple, Inc.
2.15%, 02/09/2022	5,768,000	5,949,114
2.50%, 02/09/2022	6,777,000	7,011,992
2.30%, 05/11/2022	4,678,000	4,857,481
2.70%, 05/13/2022	6,407,000	6,706,247
1.70%, 09/11/2022	4,768,000	4,920,368
2.10%, 09/12/2022	4,558,000	4,732,348
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	6,482,000	6,943,367
HP, Inc., 4.05%, 09/15/2022	2,363,000	2,516,066
Seagate HDD Cayman, 4.25%, 03/01/2022	3,352,000	3,456,468
		47,093,451
Tobacco-1.50%
Altria Group, Inc., 2.85%, 08/09/2022	9,100,000	9,454,482
Philip Morris International, Inc.
2.63%, 02/18/2022	2,262,000	2,332,634
2.38%, 08/17/2022	3,757,000	3,899,160
2.50%, 08/22/2022	3,558,000	3,700,399
2.50%, 11/02/2022	3,473,000	3,621,360
Reynolds American, Inc. (United Kingdom), 4.00%, 06/12/2022	4,909,000	5,157,696
		28,165,731
Trading Companies & Distributors-1.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.95%, 02/01/2022	4,200,000	3,957,774
3.50%, 05/26/2022	1,290,000	1,196,413
4.63%, 07/01/2022	4,051,000	3,807,568
	Principal Amount	Value
Trading Companies & Distributors-(continued)
Air Lease Corp.
3.75%, 02/01/2022	$3,201,000	$3,054,064
2.63%, 07/01/2022	2,813,000	2,666,914
International Lease Finance Corp.
8.63%, 01/15/2022	3,124,000	3,203,200
5.88%, 08/15/2022	3,332,000	3,363,215
		21,249,148
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,800,823,403)		1,847,943,921
	Shares
Money Market Funds-0.70%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(e)(f) (Cost $13,095,707)	13,095,707	13,095,707
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.21% (Cost $1,813,919,110)		1,861,039,628
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.31%
Invesco Private Government Fund, 0.02%(e)(f)(g) (Cost $5,771,178)	5,771,178	5,771,178
TOTAL INVESTMENTS IN SECURITIES-99.52% (Cost $1,819,690,288)		1,866,810,806
OTHER ASSETS LESS LIABILITIES-0.48%		8,944,260
NET ASSETS-100.00%		$1,875,755,066

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $17,433,835, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$4,354,930	$196,305,823	$(187,565,046)	$-	$-	$13,095,707	$75,286
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	5,898,572	57,167,928	(63,066,500)	-	-	-	47,370
Invesco Liquid Assets Portfolio, Institutional Class*	1,966,191	15,616,737	(17,582,059)	-	(869)	-	4,556
Invesco Private Government Fund	-	16,878,071	(11,106,893)	-	-	5,771,178	74
Total	$12,219,693	$285,968,559	$(279,320,498)	$-	$(869)	$18,866,885	$127,286

*	At May 31, 2020, this security was no longer held.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.92%
Aerospace & Defense-1.33%
General Dynamics Corp.
3.38%, 05/15/2023	$2,438,000	$2,625,630
1.88%, 08/15/2023	2,087,000	2,171,425
L3Harris Technologies, Inc., 3.85%, 06/15/2023	1,820,000	1,936,602
Lockheed Martin Corp., 3.10%, 01/15/2023	1,781,000	1,904,496
Northrop Grumman Corp., 3.25%, 08/01/2023	3,269,000	3,538,450
Precision Castparts Corp., 2.50%, 01/15/2023	3,297,000	3,428,008
Raytheon Technologies Corp., 3.65%, 08/16/2023	268,000	291,308
		15,895,919
Air Freight & Logistics-0.29%
United Parcel Service, Inc., 2.50%, 04/01/2023	3,257,000	3,424,975
Airlines-0.13%
Delta Air Lines, Inc., 3.80%, 04/19/2023	1,703,000	1,514,728
Automobiles-5.01%
American Honda Finance Corp.
2.05%, 01/10/2023	2,574,000	2,623,787
1.95%, 05/10/2023	2,876,000	2,925,051
3.45%, 07/14/2023	1,721,000	1,822,566
Fiat Chrysler Automobiles N.V. (United Kingdom), 5.25%, 04/15/2023	5,000,000	5,193,950
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	5,000,000	4,775,950
4.14%, 02/15/2023	3,400,000	3,313,368
3.10%, 05/04/2023	2,202,000	2,073,117
4.38%, 08/06/2023	2,600,000	2,522,000
General Motors Co., 4.88%, 10/02/2023(b)	5,620,000	5,821,645
General Motors Financial Co., Inc.
3.25%, 01/05/2023	2,783,000	2,770,162
3.70%, 05/09/2023	4,283,000	4,275,079
4.25%, 05/15/2023	2,440,000	2,455,925
4.15%, 06/19/2023	3,536,000	3,593,699
Toyota Motor Corp. (Japan), 3.42%, 07/20/2023	2,710,000	2,910,829
Toyota Motor Credit Corp.
2.63%, 01/10/2023	2,462,000	2,560,127
2.70%, 01/11/2023	2,108,000	2,196,091
2.90%, 03/30/2023	6,048,000	6,367,895
2.25%, 10/18/2023	1,753,000	1,819,893
		60,021,134
Banks-20.33%
Banco Santander S.A. (Spain), 3.85%, 04/12/2023	3,800,000	3,998,920
Bank of America Corp.
3.30%, 01/11/2023	14,775,000	15,651,335
4.10%, 07/24/2023	6,995,000	7,659,307
Canadian Imperial Bank of Commerce (Canada), 3.50%, 09/13/2023	3,553,000	3,865,142
Capital One Bank USA N.A., 3.38%, 02/15/2023	5,100,000	5,273,584
CIT Group, Inc., 5.00%, 08/01/2023	2,241,000	2,251,970
Citigroup, Inc.
3.50%, 05/15/2023	4,116,000	4,346,539
3.88%, 10/25/2023	3,527,000	3,829,775
	Principal Amount	Value
Banks-(continued)
Citizens Bank N.A., 3.70%, 03/29/2023	$2,752,000	$2,918,741
Comerica, Inc., 3.70%, 07/31/2023	2,530,000	2,708,337
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2023	5,150,000	5,420,851
4.63%, 12/01/2023	6,300,000	6,882,730
Fifth Third Bank, 1.80%, 01/30/2023	2,500,000	2,556,427
HSBC Holdings PLC (United Kingdom), 3.60%, 05/25/2023	5,100,000	5,424,795
Huntington National Bank (The)
1.80%, 02/03/2023	2,002,000	2,042,336
3.55%, 10/06/2023	2,850,000	3,092,794
JPMorgan Chase & Co.
2.97%, 01/15/2023	5,270,000	5,441,707
3.20%, 01/25/2023	9,772,000	10,356,051
3.38%, 05/01/2023	6,579,000	7,011,294
2.70%, 05/18/2023	7,181,000	7,524,375
KeyBank N.A.
3.38%, 03/07/2023	2,250,000	2,398,502
1.25%, 03/10/2023	2,750,000	2,787,054
M&T Bank Corp., 3.55%, 07/26/2023	1,719,000	1,859,267
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 03/02/2023	4,813,000	5,085,325
3.76%, 07/26/2023	6,642,000	7,121,647
2.53%, 09/13/2023	3,101,000	3,209,999
Mizuho Financial Group, Inc. (Japan), 3.55%, 03/05/2023	2,900,000	3,069,448
PNC Bank N.A.
2.95%, 01/30/2023	2,850,000	2,994,656
3.50%, 06/08/2023	3,000,000	3,237,912
3.80%, 07/25/2023	2,700,000	2,921,518
Regions Financial Corp., 3.80%, 08/14/2023	3,249,000	3,470,307
Royal Bank of Scotland Group PLC (The) (United Kingdom)
6.10%, 06/10/2023	3,133,000	3,423,479
3.88%, 09/12/2023	7,000,000	7,429,581
6.00%, 12/19/2023	7,071,000	7,787,530
Santander Holdings USA, Inc., 3.40%, 01/18/2023	3,441,000	3,556,956
Sumitomo Mitsui Banking Corp. (Japan)
3.00%, 01/18/2023	2,785,000	2,890,761
3.95%, 07/19/2023	2,850,000	3,065,802
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 01/17/2023	4,594,000	4,829,019
3.75%, 07/19/2023	2,214,000	2,372,040
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023	5,162,000	5,643,205
Truist Bank
3.00%, 02/02/2023	1,714,000	1,799,464
1.25%, 03/09/2023	4,500,000	4,537,738
2.75%, 05/01/2023	3,001,000	3,168,453
U.S. Bank N.A.
1.95%, 01/09/2023	3,100,000	3,195,963
2.85%, 01/23/2023	3,100,000	3,273,295
3.40%, 07/24/2023	3,300,000	3,550,893
Wells Fargo & Co.
3.07%, 01/24/2023	13,312,000	13,732,447
4.13%, 08/15/2023	5,301,000	5,721,020
Series M, 3.45%, 02/13/2023	6,678,000	7,034,122
Wells Fargo Bank N.A., 3.55%, 08/14/2023	9,500,000	10,264,338
		243,688,751

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Beverages-3.32%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.30%, 02/01/2023	$10,096,000	$10,701,513
Coca-Cola Co. (The)
2.50%, 04/01/2023	2,572,000	2,720,145
3.20%, 11/01/2023	5,147,000	5,631,942
Constellation Brands, Inc.
3.20%, 02/15/2023	2,098,000	2,230,352
4.25%, 05/01/2023	3,218,000	3,519,941
Diageo Capital PLC (United Kingdom)
2.63%, 04/29/2023	4,216,000	4,434,898
3.50%, 09/18/2023	2,901,000	3,134,016
Keurig Dr Pepper, Inc., 3.13%, 12/15/2023	2,334,000	2,504,241
PepsiCo, Inc., 2.75%, 03/01/2023	4,654,000	4,969,139
		39,846,187
Biotechnology-1.42%
AbbVie, Inc., 2.85%, 05/14/2023	3,224,000	3,396,000
Amgen, Inc., 2.25%, 08/19/2023	2,440,000	2,551,131
Gilead Sciences, Inc., 2.50%, 09/01/2023	2,237,000	2,372,146
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	8,207,000	8,667,778
		16,987,055
Capital Markets-6.26%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	2,563,000	2,839,946
Ares Capital Corp., 3.50%, 02/10/2023	2,415,000	2,366,978
Bank of New York Mellon Corp. (The)
1.85%, 01/27/2023	2,549,000	2,628,738
2.95%, 01/29/2023	3,246,000	3,438,849
3.50%, 04/28/2023	2,561,000	2,754,304
3.45%, 08/11/2023	2,645,000	2,899,224
2.20%, 08/16/2023	4,451,000	4,641,052
Charles Schwab Corp. (The), 2.65%, 01/25/2023	2,438,000	2,567,896
Goldman Sachs Group, Inc. (The)
3.63%, 01/22/2023	7,545,000	8,067,693
3.20%, 02/23/2023	6,202,000	6,529,707
Jefferies Group LLC, 5.13%, 01/20/2023	2,078,000	2,237,450
Morgan Stanley
3.13%, 01/23/2023	9,053,000	9,560,366
3.75%, 02/25/2023	9,081,000	9,728,024
4.10%, 05/22/2023	7,060,000	7,589,709
State Street Corp.
3.10%, 05/15/2023	3,572,000	3,807,340
3.70%, 11/20/2023	3,089,000	3,444,265
		75,101,541
Chemicals-0.97%
DuPont de Nemours, Inc., 2.17%, 05/01/2023	2,000,000	2,042,976
LYB International Finance B.V., 4.00%, 07/15/2023	2,475,000	2,623,321
Mosaic Co. (The), 4.25%, 11/15/2023	3,214,000	3,309,926
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	2,000,000	2,036,614
Praxair, Inc., 2.70%, 02/21/2023	1,553,000	1,622,724
		11,635,561
	Principal Amount	Value
Commercial Services & Supplies-0.32%
Republic Services, Inc., 4.75%, 05/15/2023	$1,830,000	$2,033,173
Waste Management, Inc., 2.40%, 05/15/2023	1,730,000	1,824,455
		3,857,628
Communications Equipment-0.52%
Cisco Systems, Inc.
2.60%, 02/28/2023	1,723,000	1,839,531
2.20%, 09/20/2023	2,382,000	2,535,401
Motorola Solutions, Inc., 3.50%, 03/01/2023	1,797,000	1,880,804
		6,255,736
Consumer Finance-1.39%
American Express Co., 3.40%, 02/27/2023	5,642,000	6,017,609
Capital One Financial Corp.
3.20%, 01/30/2023	3,909,000	4,050,362
3.50%, 06/15/2023	2,929,000	3,091,412
Discover Bank, 3.35%, 02/06/2023	3,400,000	3,497,294
		16,656,677
Containers & Packaging-0.22%
Packaging Corp. of America, 4.50%, 11/01/2023	2,404,000	2,649,296
Diversified Financial Services-1.03%
Berkshire Hathaway, Inc.
3.00%, 02/11/2023	1,705,000	1,837,210
2.75%, 03/15/2023	7,055,000	7,516,835
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	2,805,000	3,018,728
		12,372,773
Diversified Telecommunication Services-2.34%
AT&T, Inc., 3.60%, 02/17/2023	7,024,000	7,471,022
Telefonica Emisiones S.A.U. (Spain), 4.57%, 04/27/2023	3,451,000	3,754,867
Verizon Communications, Inc., 5.15%, 09/15/2023	14,787,000	16,895,731
		28,121,620
Electric Utilities-2.09%
Duke Energy Carolinas LLC
2.50%, 03/15/2023	1,738,000	1,821,901
3.05%, 03/15/2023	2,003,000	2,133,122
FirstEnergy Corp., Series B, 4.25%, 03/15/2023	2,756,000	2,978,734
Florida Power & Light Co., 2.75%, 06/01/2023	1,729,000	1,829,561
Georgia Power Co., Series A, 2.10%, 07/30/2023	2,505,000	2,602,847
NextEra Energy Capital Holdings, Inc., 2.80%, 01/15/2023	1,725,000	1,804,641
PPL Capital Funding, Inc., 3.40%, 06/01/2023	2,207,000	2,311,306
Southern California Edison Co., Series C, 3.50%, 10/01/2023	2,499,000	2,650,767
Southern Co. (The), 2.95%, 07/01/2023	4,110,000	4,343,854
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	2,494,000	2,618,366
		25,095,099
Electrical Equipment-0.16%
Emerson Electric Co., 2.63%, 02/15/2023	1,801,000	1,878,478

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-0.74%
Halliburton Co., 3.50%, 08/01/2023	$3,581,000	$3,693,519
Schlumberger Investment S.A., 3.65%, 12/01/2023	4,868,000	5,158,314
		8,851,833
Entertainment-0.25%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	2,814,000	2,980,075
Equity REITs-4.43%
Alexandria Real Estate Equities, Inc., 3.90%, 06/15/2023	1,513,000	1,617,460
American Tower Corp.
3.50%, 01/31/2023	3,269,000	3,485,286
3.00%, 06/15/2023	2,338,000	2,473,963
Boston Properties L.P.
3.85%, 02/01/2023	3,230,000	3,433,870
3.13%, 09/01/2023	1,749,000	1,830,438
Brixmor Operating Partnership L.P., 3.25%, 09/15/2023	1,717,000	1,701,346
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023	3,742,000	4,013,082
Crown Castle International Corp.
5.25%, 01/15/2023	5,684,000	6,270,004
3.15%, 07/15/2023	2,109,000	2,242,543
ERP Operating L.P., 3.00%, 04/15/2023	1,716,000	1,774,447
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/01/2023	1,698,000	1,707,415
Healthpeak Properties, Inc., 4.25%, 11/15/2023	3,046,000	3,203,994
Hospitality Properties Trust, 4.50%, 06/15/2023	1,875,000	1,658,997
Omega Healthcare Investors, Inc., 4.38%, 08/01/2023	2,423,000	2,442,836
Prologis L.P., 4.25%, 08/15/2023	2,729,000	3,019,264
Realty Income Corp., 4.65%, 08/01/2023	2,469,000	2,672,257
Simon Property Group L.P.
2.75%, 02/01/2023	1,720,000	1,738,622
2.75%, 06/01/2023	1,997,000	2,011,073
Welltower, Inc.
3.75%, 03/15/2023	1,852,000	1,915,372
3.95%, 09/01/2023	2,084,000	2,163,111
Weyerhaeuser Co., 4.63%, 09/15/2023	1,585,000	1,721,989
		53,097,369
Food & Staples Retailing-1.64%
Kroger Co. (The), 3.85%, 08/01/2023	2,009,000	2,185,575
Walmart, Inc.
2.55%, 04/11/2023	6,175,000	6,510,735
3.40%, 06/26/2023	10,104,000	10,963,008
		19,659,318
Food Products-1.65%
Campbell Soup Co., 3.65%, 03/15/2023	3,909,000	4,169,985
Conagra Brands, Inc., 3.20%, 01/25/2023	2,821,000	2,958,258
General Mills, Inc., 3.70%, 10/17/2023	3,108,000	3,391,481
Hershey Co. (The), 3.38%, 05/15/2023	1,976,000	2,140,510
Kellogg Co., 2.65%, 12/01/2023	1,859,000	1,962,945
Kraft Heinz Foods Co. (The), 4.00%, 06/15/2023	2,227,000	2,364,456
Mondelez International, Inc., 3.63%, 05/07/2023	2,591,000	2,790,844
		19,778,479
	Principal Amount	Value
Gas Utilities-0.14%
National Fuel Gas Co., 3.75%, 03/01/2023	$1,742,000	$1,732,993
Health Care Equipment & Supplies-0.48%
Abbott Laboratories, 3.40%, 11/30/2023	3,554,000	3,896,675
Medtronic, Inc., 2.75%, 04/01/2023	1,725,000	1,822,820
		5,719,495
Health Care Providers & Services-4.72%
Aetna, Inc., 2.80%, 06/15/2023	4,648,000	4,864,842
Anthem, Inc., 3.30%, 01/15/2023	3,405,000	3,616,534
Cardinal Health, Inc., 3.20%, 03/15/2023	1,718,000	1,802,477
Cigna Corp., 3.75%, 07/15/2023	6,283,000	6,832,884
CVS Health Corp.
3.70%, 03/09/2023	20,836,000	22,346,766
4.00%, 12/05/2023	4,169,000	4,549,922
HCA, Inc., 4.75%, 05/01/2023	4,126,000	4,467,063
UnitedHealth Group, Inc.
2.75%, 02/15/2023	1,981,000	2,087,267
2.88%, 03/15/2023	2,749,000	2,924,353
3.50%, 06/15/2023	2,840,000	3,085,216
		56,577,324
Hotels, Restaurants & Leisure-0.90%
McDonald’s Corp., 3.35%, 04/01/2023	3,534,000	3,806,742
Starbucks Corp.
3.10%, 03/01/2023	3,774,000	4,012,527
3.85%, 10/01/2023	2,770,000	3,023,424
		10,842,693
Household Durables-0.20%
Mohawk Industries, Inc., 3.85%, 02/01/2023	2,268,000	2,412,940
Household Products-0.43%
Colgate-Palmolive Co., 1.95%, 02/01/2023	1,552,000	1,615,789
Procter & Gamble Co. (The), 3.10%, 08/15/2023	3,204,000	3,527,527
		5,143,316
Independent Power and Renewable Electricity Producers-0.18%
AES Corp. (The), 4.50%, 03/15/2023	2,133,000	2,178,657
Industrial Conglomerates-0.98%
3M Co.
1.75%, 02/14/2023	1,689,000	1,750,445
2.25%, 03/15/2023	2,115,000	2,223,845
General Electric Co., 3.10%, 01/09/2023	4,582,000	4,724,188
Roper Technologies, Inc., 3.65%, 09/15/2023	2,865,000	3,097,499
		11,795,977
Insurance-1.02%
Aflac, Inc., 3.63%, 06/15/2023	2,382,000	2,580,549
Allstate Corp. (The), 3.15%, 06/15/2023	1,785,000	1,909,688
Lincoln National Corp., 4.00%, 09/01/2023	1,683,000	1,823,997
Loews Corp., 2.63%, 05/15/2023	1,773,000	1,847,519
MetLife, Inc., Series D, 4.37%, 09/15/2023	3,605,000	4,048,193
		12,209,946
Internet & Direct Marketing Retail-0.91%
Amazon.com, Inc., 2.40%, 02/22/2023	3,796,000	4,007,857
Booking Holdings, Inc., 2.75%, 03/15/2023	1,805,000	1,875,193
eBay, Inc., 2.75%, 01/30/2023	2,529,000	2,636,894
QVC, Inc., 4.38%, 03/15/2023	2,410,000	2,361,800
		10,881,744

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
IT Services-1.21%
DXC Technology Co., 4.00%, 04/15/2023	$2,015,000	$2,073,595
Fidelity National Information Services, Inc., 3.50%, 04/15/2023	2,752,000	2,934,476
Global Payments, Inc.
3.75%, 06/01/2023	1,858,000	1,977,344
4.00%, 06/01/2023	1,684,000	1,821,369
International Business Machines Corp., 3.38%, 08/01/2023	5,300,000	5,751,363
		14,558,147
Life Sciences Tools & Services-0.50%
Agilent Technologies, Inc., 3.88%, 07/15/2023	2,353,000	2,530,823
Thermo Fisher Scientific, Inc., 3.00%, 04/15/2023	3,212,000	3,423,077
		5,953,900
Machinery-1.62%
Caterpillar Financial Services Corp.
3.45%, 05/15/2023	1,892,000	2,058,823
3.75%, 11/24/2023	1,665,000	1,835,547
CNH Industrial N.V. (United Kingdom), 4.50%, 08/15/2023	2,051,000	2,151,379
Cummins, Inc., 3.65%, 10/01/2023	1,703,000	1,853,242
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/2023	2,115,000	2,278,041
John Deere Capital Corp.
2.70%, 01/06/2023	1,723,000	1,814,749
2.80%, 01/27/2023	1,714,000	1,812,826
2.80%, 03/06/2023	3,390,000	3,598,660
1.20%, 04/06/2023	2,042,000	2,071,588
		19,474,855
Media-2.17%
Comcast Corp.
2.85%, 01/15/2023	2,832,000	3,000,724
2.75%, 03/01/2023	4,234,000	4,480,166
Discovery Communications LLC, 2.95%, 03/20/2023	4,470,000	4,653,301
Interpublic Group of Cos., Inc. (The), 3.75%, 02/15/2023	1,568,000	1,645,935
NBCUniversal Media LLC, 2.88%, 01/15/2023	3,477,000	3,701,394
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	3,104,000	3,654,577
ViacomCBS, Inc., 4.25%, 09/01/2023	4,565,000	4,858,971
		25,995,068
Metals & Mining-0.34%
Nucor Corp., 4.00%, 08/01/2023	1,661,000	1,799,125
Reliance Steel & Aluminum Co., 4.50%, 04/15/2023	2,094,000	2,230,133
		4,029,258
Multiline Retail-0.60%
Dollar General Corp., 3.25%, 04/15/2023	3,188,000	3,393,421
Dollar Tree, Inc., 3.70%, 05/15/2023	3,526,000	3,764,795
		7,158,216
Multi-Utilities-1.13%
Black Hills Corp., 4.25%, 11/30/2023	1,671,000	1,796,559
Delmarva Power & Light Co., 3.50%, 11/15/2023	1,688,000	1,827,944
	Principal Amount	Value
Multi-Utilities-(continued)
DTE Energy Co., Series D, 3.70%, 08/01/2023	$1,719,000	$1,841,846
PSEG Power LLC, 3.85%, 06/01/2023	2,812,000	3,030,854
Public Service Electric & Gas Co., 2.38%, 05/15/2023	1,563,000	1,629,608
Sempra Energy
2.90%, 02/01/2023	1,562,000	1,626,752
4.05%, 12/01/2023	1,688,000	1,835,459
		13,589,022
Oil, Gas & Consumable Fuels-8.73%
BP Capital Markets America, Inc., 2.94%, 04/06/2023	2,027,000	2,142,545
BP Capital Markets PLC (United Kingdom), 3.99%, 09/26/2023	2,415,000	2,645,790
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	3,256,000	3,327,998
Chevron Corp.
2.57%, 05/16/2023	2,447,000	2,589,513
3.19%, 06/24/2023	8,340,000	8,974,449
Continental Resources, Inc., 4.50%, 04/15/2023	5,365,000	4,991,059
Enbridge, Inc. (Canada), 4.00%, 10/01/2023	2,594,000	2,798,466
Energy Transfer Operating L.P.
3.60%, 02/01/2023	3,050,000	3,125,686
4.20%, 09/15/2023	1,561,000	1,625,106
Energy Transfer Partners L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	1,889,000	1,982,603
Enterprise Products Operating LLC, 3.35%, 03/15/2023	4,334,000	4,594,804
EOG Resources, Inc., 2.63%, 03/15/2023	4,136,000	4,311,038
Exxon Mobil Corp.
2.73%, 03/01/2023	4,730,000	4,983,535
1.57%, 04/15/2023	9,087,000	9,346,594
Kinder Morgan Energy Partners L.P.
3.45%, 02/15/2023	2,022,000	2,115,319
3.50%, 09/01/2023	1,846,000	1,954,429
Kinder Morgan, Inc., 3.15%, 01/15/2023	3,285,000	3,428,196
MPLX L.P.
3.38%, 03/15/2023	1,564,000	1,611,028
4.50%, 07/15/2023	3,840,000	4,037,289
Occidental Petroleum Corp., 2.70%, 02/15/2023	22,000	18,982
ONEOK, Inc., 7.50%, 09/01/2023	1,789,000	2,007,966
Phillips 66, 3.70%, 04/06/2023	2,027,000	2,163,172
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	2,212,000	2,228,277
Sabine Pass Liquefaction LLC, 5.63%, 04/15/2023	5,000,000	5,412,914
Shell International Finance B.V. (Netherlands)
2.25%, 01/06/2023	3,272,000	3,414,442
3.40%, 08/12/2023	3,646,000	3,951,377
Total Capital Canada Ltd. (France), 2.75%, 07/15/2023	3,239,000	3,433,880
Total Capital International S.A. (France), 2.70%, 01/25/2023	3,712,000	3,901,443
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	2,337,000	2,513,355

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Williams Cos., Inc. (The)
3.70%, 01/15/2023	$2,715,000	$2,833,237
4.50%, 11/15/2023	2,012,000	2,164,023
		104,628,515
Personal Products-0.35%
Unilever Capital Corp. (United Kingdom), 3.13%, 03/22/2023	3,901,000	4,147,640
Pharmaceuticals-4.08%
AstraZeneca PLC (United Kingdom), 3.50%, 08/17/2023	2,800,000	3,035,096
Bristol-Myers Squibb Co.
3.25%, 02/20/2023(c)	20,000	21,363
3.25%, 11/01/2023	1,852,000	2,011,044
GlaxoSmithKline Capital, Inc. (United Kingdom)
2.80%, 03/18/2023	4,932,000	5,239,945
3.38%, 05/15/2023	3,914,000	4,217,531
Johnson & Johnson
2.05%, 03/01/2023	1,545,000	1,610,244
3.38%, 12/05/2023	2,470,000	2,737,076
Merck & Co., Inc., 2.80%, 05/18/2023	6,622,000	7,084,536
Mylan, Inc., 4.20%, 11/29/2023	1,731,000	1,842,488
Pfizer, Inc.
3.00%, 06/15/2023	3,208,000	3,454,139
3.20%, 09/15/2023	3,460,000	3,792,913
Sanofi (France), 3.38%, 06/19/2023	3,232,000	3,507,200
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	5,000,000	5,561,721
Zoetis, Inc., 3.25%, 02/01/2023	4,573,000	4,778,722
		48,894,018
Professional Services-0.16%
Thomson Reuters Corp. (Canada), 4.30%, 11/23/2023	1,795,000	1,962,748
Road & Rail-0.99%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	2,393,000	2,529,703
3.85%, 09/01/2023	2,684,000	2,935,009
CSX Corp., 3.70%, 11/01/2023	2,108,000	2,295,814
Norfolk Southern Corp., 2.90%, 02/15/2023	1,805,000	1,900,843
Union Pacific Corp., 3.50%, 06/08/2023	2,091,000	2,254,628
		11,915,997
Semiconductors & Semiconductor Equipment-1.31%
Analog Devices, Inc.
2.88%, 06/01/2023	1,733,000	1,821,213
3.13%, 12/05/2023	1,724,000	1,840,786
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/2023	3,523,000	3,637,993
Maxim Integrated Products, Inc., 3.38%, 03/15/2023	1,624,000	1,683,028
QUALCOMM, Inc., 2.60%, 01/30/2023	4,816,000	5,059,394
Texas Instruments, Inc., 2.25%, 05/01/2023	1,572,000	1,663,266
		15,705,680
Software-3.57%
Adobe, Inc., 1.70%, 02/01/2023	2,042,000	2,111,911
IBM Credit LLC, 3.00%, 02/06/2023	4,100,000	4,368,177
Microsoft Corp.
2.38%, 05/01/2023	3,801,000	4,005,707
2.00%, 08/08/2023	5,582,000	5,862,333
3.63%, 12/15/2023	5,527,000	6,137,433
	Principal Amount	Value
Software-(continued)
Oracle Corp.
2.63%, 02/15/2023	$3,904,000	$4,119,550
3.63%, 07/15/2023	3,389,000	3,702,690
2.40%, 09/15/2023	8,512,000	8,986,639
salesforce.com, inc., 3.25%, 04/11/2023	3,236,000	3,483,694
		42,778,134
Specialty Retail-0.81%
AutoZone, Inc., 3.13%, 07/15/2023	2,159,000	2,286,173
Home Depot, Inc. (The), 2.70%, 04/01/2023	3,600,000	3,810,338
Lowe’s Cos., Inc., 3.88%, 09/15/2023	1,688,000	1,857,227
TJX Cos., Inc. (The), 2.50%, 05/15/2023	1,741,000	1,807,830
		9,761,568
Technology Hardware, Storage & Peripherals-3.22%
Apple, Inc.
2.40%, 01/13/2023	2,446,000	2,573,648
2.85%, 02/23/2023(b)	5,003,000	5,318,713
2.40%, 05/03/2023	19,417,000	20,568,797
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	3,465,000	3,543,236
4.45%, 10/02/2023	3,024,000	3,268,856
Seagate HDD Cayman, 4.75%, 06/01/2023	3,104,000	3,280,867
		38,554,117
Textiles, Apparel & Luxury Goods-0.16%
NIKE, Inc., 2.25%, 05/01/2023	1,782,000	1,882,972
Tobacco-0.64%
Philip Morris International, Inc.
2.63%, 03/06/2023	1,779,000	1,863,557
2.13%, 05/10/2023	2,110,000	2,181,421
3.60%, 11/15/2023	1,691,000	1,848,259
Reynolds American, Inc. (United Kingdom), 4.85%, 09/15/2023	1,657,000	1,831,160
		7,724,397
Trading Companies & Distributors-1.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.30%, 01/23/2023	4,452,000	4,035,134
4.13%, 07/03/2023	3,851,000	3,435,287
Air Lease Corp.
2.75%, 01/15/2023	2,014,000	1,855,082
3.88%, 07/03/2023	1,562,000	1,472,713
3.00%, 09/15/2023	2,457,000	2,261,036
		13,059,252
Wireless Telecommunication Services-0.44%
Rogers Communications, Inc. (Canada)
3.00%, 03/15/2023	1,715,000	1,818,122
4.10%, 10/01/2023	3,143,000	3,499,061
Vodafone Group PLC (United Kingdom), 2.95%, 02/19/2023	14,000	14,750
		5,331,933
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,140,982,534)		1,185,970,754

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.33%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $3,916,843)	3,916,843	$3,916,843
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.25% (Cost $1,144,899,377)		1,189,887,597
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.17%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $2,094,160)	2,094,160	2,094,160
TOTAL INVESTMENTS IN SECURITIES-99.42% (Cost $1,146,993,537)		1,191,981,757
OTHER ASSETS LESS LIABILITIES-0.58%		6,936,774
NET ASSETS-100.00%		$1,198,918,531

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2020 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$1,488,020	$106,214,442	$(103,785,619)	$-	$-	$3,916,843	$36,408
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	2,029,570	27,796,631	(29,826,201)	-	-	-	20,264
Invesco Liquid Assets Portfolio, Institutional Class*	676,509	9,009,623	(9,685,915)	-	(217)	-	3,221
Invesco Private Government Fund	-	5,665,727	(3,571,567)	-	-	2,094,160	33
Total	$4,194,099	$148,686,423	$(146,869,302)	$-	$(217)	$6,011,003	$59,926

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.61%
Aerospace & Defense-1.01%
General Dynamics Corp., 2.38%, 11/15/2024	$1,709,000	$1,816,531
Howmet Aerospace, Inc., 5.13%, 10/01/2024	4,317,000	4,386,936
Rockwell Collins, Inc., 3.20%, 03/15/2024	3,302,000	3,509,093
		9,712,560
Air Freight & Logistics-0.48%
FedEx Corp., 4.00%, 01/15/2024	2,489,000	2,757,279
United Parcel Service, Inc., 2.80%, 11/15/2024	1,729,000	1,843,856
		4,601,135
Airlines-0.15%
Delta Air Lines, Inc., 2.90%, 10/28/2024	1,719,000	1,392,966
Auto Components-0.54%
Aptiv Corp., 4.15%, 03/15/2024	2,471,000	2,608,963
Magna International, Inc. (Canada), 3.63%, 06/15/2024	2,414,000	2,590,992
		5,199,955
Automobiles-2.52%
American Honda Finance Corp.
2.90%, 02/16/2024	1,128,000	1,181,226
2.40%, 06/27/2024	2,180,000	2,249,776
2.15%, 09/10/2024	2,498,000	2,551,027
Ford Motor Credit Co. LLC
3.66%, 09/08/2024	3,000,000	2,804,100
4.06%, 11/01/2024	3,400,000	3,208,750
General Motors Financial Co., Inc.
3.95%, 04/13/2024	4,112,000	4,122,710
3.50%, 11/07/2024	2,432,000	2,373,426
Toyota Motor Corp. (Japan), 2.36%, 07/02/2024	2,274,000	2,383,660
Toyota Motor Credit Corp.
2.90%, 04/17/2024	2,030,000	2,156,672
2.00%, 10/07/2024	1,055,000	1,097,037
		24,128,384
Banks-16.84%
Bank of America Corp.
4.13%, 01/22/2024	8,540,000	9,416,496
4.00%, 04/01/2024	8,075,000	8,935,684
4.20%, 08/26/2024	10,679,000	11,796,360
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	2,300,000	2,506,658
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	3,000,000	3,165,911
BBVA USA, 2.50%, 08/27/2024	2,750,000	2,724,795
BNP Paribas S.A. (France), 4.25%, 10/15/2024	2,400,000	2,598,576
BPCE S.A. (France), 4.00%, 04/15/2024	3,450,000	3,768,498
CIT Group, Inc., 4.75%, 02/16/2024	1,146,000	1,149,936
Citigroup, Inc.
3.75%, 06/16/2024	2,174,000	2,367,826
4.00%, 08/05/2024	2,801,000	3,039,417
Deutsche Bank AG (Germany), 3.70%, 05/30/2024	3,800,000	3,835,554
Fifth Third Bancorp, 4.30%, 01/16/2024	2,532,000	2,763,380
HSBC Holdings PLC (United Kingdom), 4.25%, 03/14/2024	7,050,000	7,543,857
HSBC USA, Inc., 3.50%, 06/23/2024	3,500,000	3,795,774
	Principal Amount	Value
Banks-(continued)
JPMorgan Chase & Co.
3.88%, 02/01/2024	$5,231,000	$5,780,678
3.63%, 05/13/2024	6,901,000	7,609,673
3.88%, 09/10/2024	10,846,000	11,928,677
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024	2,600,000	2,810,169
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024	3,001,000	3,148,492
PNC Bank N.A., 3.30%, 10/30/2024	2,555,000	2,786,825
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/2024	2,743,000	2,993,552
2.20%, 11/01/2024	2,063,000	2,165,192
Royal Bank of Scotland Group PLC (The) (United Kingdom), 5.13%, 05/28/2024	7,600,000	8,185,590
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024	3,385,000	3,703,929
Sumitomo Mitsui Banking Corp. (Japan)
3.95%, 01/10/2024	2,152,000	2,322,570
3.40%, 07/11/2024	2,253,000	2,423,565
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.70%, 07/16/2024	6,100,000	6,390,474
2.45%, 09/27/2024	3,000,000	3,112,251
Truist Bank, 2.15%, 12/06/2024	4,000,000	4,182,916
Truist Financial Corp., 2.85%, 10/26/2024	3,680,000	3,934,614
U.S. Bancorp, 3.60%, 09/11/2024	3,755,000	4,177,041
US Bancorp, 3.70%, 01/30/2024	2,437,000	2,672,592
Wells Fargo & Co.
4.48%, 01/16/2024	3,039,000	3,360,583
3.30%, 09/09/2024	7,764,000	8,360,277
		161,458,382
Beverages-1.79%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.70%, 02/01/2024	4,041,000	4,430,856
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.50%, 01/12/2024	4,861,000	5,270,061
Coca-Cola Co. (The), 1.75%, 09/06/2024	2,491,000	2,628,880
PepsiCo, Inc., 3.60%, 03/01/2024	4,367,000	4,830,076
		17,159,873
Biotechnology-1.60%
AbbVie, Inc., 3.85%, 06/15/2024(b)	2,871,000	3,140,307
Amgen, Inc., 3.63%, 05/22/2024	5,137,000	5,588,920
Gilead Sciences, Inc., 3.70%, 04/01/2024	5,977,000	6,630,439
		15,359,666
Capital Markets-8.69%
Ameriprise Financial, Inc., 3.70%, 10/15/2024	1,934,000	2,132,246
Bank of New York Mellon Corp. (The)
3.40%, 05/15/2024	1,669,000	1,822,865
3.25%, 09/11/2024	1,877,000	2,047,505
2.10%, 10/24/2024	3,220,000	3,370,301
Series 12, 3.65%, 02/04/2024	2,974,000	3,286,205
BlackRock, Inc., 3.50%, 03/18/2024	3,902,000	4,332,380
Brookfield Finance, Inc. (Canada), 4.00%, 04/01/2024	2,555,000	2,728,925
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	9,550,000	10,450,294
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024	10,422,000	11,404,387
3.85%, 07/08/2024	7,771,000	8,463,003

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Moody’s Corp., 4.88%, 02/15/2024	$1,611,000	$1,809,845
Morgan Stanley
3.70%, 10/23/2024	10,632,000	11,702,635
Series F, 3.88%, 04/29/2024	10,747,000	11,780,785
Nasdaq, Inc., 4.25%, 06/01/2024	1,979,000	2,182,946
State Street Corp., 3.30%, 12/16/2024	3,673,000	4,062,279
Stifel Financial Corp., 4.25%, 07/18/2024	1,707,000	1,795,374
		83,371,975
Chemicals-1.07%
Dow Chemical Co. (The), 3.50%, 10/01/2024	3,086,000	3,273,991
LyondellBasell Industries N.V., 5.75%, 04/15/2024	2,150,000	2,449,226
Nutrien Ltd. (Canada), 3.63%, 03/15/2024	2,517,000	2,700,604
Sherwin-Williams Co. (The), 3.13%, 06/01/2024	1,735,000	1,853,377
		10,277,198
Communications Equipment-0.88%
Cisco Systems, Inc., 3.63%, 03/04/2024	3,527,000	3,944,653
Juniper Networks, Inc., 4.50%, 03/15/2024	1,944,000	2,125,280
Motorola Solutions, Inc., 4.00%, 09/01/2024	2,130,000	2,319,780
		8,389,713
Construction & Engineering-0.18%
Fluor Corp., 3.50%, 12/15/2024(c)	1,883,000	1,709,640
Consumer Finance-2.35%
Ally Financial, Inc., 5.13%, 09/30/2024	2,371,000	2,476,927
American Express Co.
3.00%, 10/30/2024	5,776,000	6,203,823
3.63%, 12/05/2024	1,967,000	2,162,601
Capital One Financial Corp., 3.75%, 04/24/2024	2,659,000	2,811,362
Discover Bank, 2.45%, 09/12/2024	2,500,000	2,506,919
Discover Financial Services, 3.95%, 11/06/2024	1,914,000	2,029,087
Synchrony Financial, 4.25%, 08/15/2024	4,344,000	4,346,783
		22,537,502
Containers & Packaging-0.29%
International Paper Co., 3.65%, 06/15/2024	2,495,000	2,735,107
Diversified Financial Services-0.55%
MidAmerican Energy Co., 3.50%, 10/15/2024	1,863,000	2,059,495
ORIX Corp. (Japan), 3.25%, 12/04/2024	2,980,000	3,185,332
		5,244,827
Diversified Telecommunication Services-2.64%
AT&T, Inc.
3.80%, 03/01/2024	2,410,000	2,609,288
3.90%, 03/11/2024	3,256,000	3,530,243
4.45%, 04/01/2024	3,946,000	4,361,539
3.55%, 06/01/2024	2,438,000	2,629,652
Verizon Communications, Inc.
4.15%, 03/15/2024	2,993,000	3,337,769
3.50%, 11/01/2024	8,028,000	8,844,889
		25,313,380
Electric Utilities-1.43%
Avangrid, Inc., 3.15%, 12/01/2024	1,909,000	2,034,839
Duke Energy Corp., 3.75%, 04/15/2024	3,371,000	3,702,501
Edison International, 3.55%, 11/15/2024	988,000	1,029,543
Evergy, Inc., 2.45%, 09/15/2024	2,594,000	2,718,380
	Principal Amount	Value
Electric Utilities-(continued)
Florida Power & Light Co., 3.25%, 06/01/2024	$1,876,000	$2,050,917
Interstate Power and Light Co., 3.25%, 12/01/2024	1,994,000	2,162,710
		13,698,890
Electronic Equipment, Instruments & Components-0.62%
Arrow Electronics, Inc., 3.25%, 09/08/2024	1,903,000	1,997,714
Ingram Micro, Inc., 5.45%, 12/15/2024	1,741,000	1,685,283
Keysight Technologies, Inc., 4.55%, 10/30/2024	2,007,000	2,224,639
		5,907,636
Equity REITs-2.98%
American Tower Corp., 5.00%, 02/15/2024	3,324,000	3,788,383
Boston Properties L.P., 3.80%, 02/01/2024	2,826,000	3,015,828
Brixmor Operating Partnership L.P., 3.65%, 06/15/2024	2,046,000	2,033,399
Crown Castle International Corp., 3.20%, 09/01/2024	2,297,000	2,463,389
CyrusOne L.P./CyrusOne Finance Corp., 2.90%, 11/15/2024	1,929,000	1,943,535
Healthpeak Properties, Inc., 3.88%, 08/15/2024	2,852,000	3,047,201
Simon Property Group L.P.
3.75%, 02/01/2024	2,383,000	2,452,110
2.00%, 09/13/2024	3,097,000	3,000,682
3.38%, 10/01/2024	3,074,000	3,140,856
VEREIT Operating Partnership L.P., 4.60%, 02/06/2024	1,662,000	1,669,610
WP Carey, Inc., 4.60%, 04/01/2024	1,864,000	1,974,593
		28,529,586
Food & Staples Retailing-2.44%
Costco Wholesale Corp., 2.75%, 05/18/2024	3,873,000	4,201,529
Kroger Co. (The), 4.00%, 02/01/2024	1,907,000	2,095,684
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	7,066,000	7,634,998
Walmart, Inc.
3.30%, 04/22/2024	5,283,000	5,778,036
2.65%, 12/15/2024	3,360,000	3,636,697
		23,346,944
Food Products-1.31%
Bunge Ltd. Finance Corp., 4.35%, 03/15/2024	2,028,000	2,184,963
General Mills, Inc., 3.65%, 02/15/2024	1,717,000	1,882,233
McCormick & Co., Inc., 3.15%, 08/15/2024	1,965,000	2,123,143
Mondelez International, Inc., 4.00%, 02/01/2024	1,972,000	2,193,149
Tyson Foods, Inc., 3.95%, 08/15/2024	3,808,000	4,205,422
		12,588,910
Gas Utilities-0.22%
Southern California Gas Co., 3.15%, 09/15/2024	1,938,000	2,087,959
Health Care Equipment & Supplies-1.79%
Becton, Dickinson and Co.
3.36%, 06/06/2024	5,951,000	6,426,123
3.73%, 12/15/2024	4,997,000	5,496,126
Medtronic, Inc., 3.63%, 03/15/2024	2,919,000	3,222,343
Stryker Corp., 3.38%, 05/15/2024	1,882,000	2,056,361
		17,200,953

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-4.16%
Aetna, Inc., 3.50%, 11/15/2024	$2,522,000	$2,727,791
AmerisourceBergen Corp., 3.40%, 05/15/2024	1,719,000	1,837,829
Anthem, Inc.
3.50%, 08/15/2024	2,801,000	3,067,218
3.35%, 12/01/2024	3,304,000	3,606,594
Cardinal Health, Inc., 3.08%, 06/15/2024	2,522,000	2,658,031
Centene Corp., 4.63%, 12/15/2029	5,000,000	5,405,550
CommonSpirit Health, 2.76%, 10/01/2024	2,581,000	2,614,705
CVS Health Corp., 3.38%, 08/12/2024	1,878,000	2,022,594
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024	1,199,000	1,254,495
HCA, Inc., 5.00%, 03/15/2024	6,112,000	6,736,104
Humana, Inc., 3.85%, 10/01/2024	1,894,000	2,071,896
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	1,910,000	2,057,502
McKesson Corp., 3.80%, 03/15/2024	3,544,000	3,863,752
		39,924,061
Hotels, Restaurants & Leisure-0.19%
McDonald’s Corp., 3.25%, 06/10/2024(c)	1,640,000	1,811,370
Household Durables-0.22%
Lennar Corp., 4.50%, 04/30/2024	2,020,000	2,116,162
Household Products-0.38%
Clorox Co. (The), 3.50%, 12/15/2024	1,727,000	1,907,066
Colgate-Palmolive Co., 3.25%, 03/15/2024	1,633,000	1,767,922
		3,674,988
Industrial Conglomerates-0.40%
General Electric Co., 3.45%, 05/15/2024	1,935,000	1,986,364
Roper Technologies, Inc., 2.35%, 09/15/2024	1,732,000	1,800,359
		3,786,723
Insurance-3.09%
Aflac, Inc., 3.63%, 11/15/2024	2,824,000	3,155,186
American International Group, Inc., 4.13%, 02/15/2024	4,024,000	4,416,177
Aon PLC, 3.50%, 06/14/2024	2,412,000	2,609,425
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024(c)	1,747,000	1,924,827
Brown & Brown, Inc., 4.20%, 09/15/2024	1,883,000	2,034,867
Chubb INA Holdings, Inc., 3.35%, 05/15/2024	2,543,000	2,781,278
CNA Financial Corp., 3.95%, 05/15/2024	1,731,000	1,867,922
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024	1,889,000	2,037,264
MetLife, Inc., 3.60%, 04/10/2024	3,371,000	3,710,045
Prudential Financial, Inc., 3.50%, 05/15/2024	2,763,000	3,026,111
Willis North America, Inc., 3.60%, 05/15/2024	1,985,000	2,108,243
		29,671,345
Interactive Media & Services-0.36%
Alphabet, Inc., 3.38%, 02/25/2024	3,121,000	3,474,272
Internet & Direct Marketing Retail-2.05%
Amazon.com, Inc.
2.80%, 08/22/2024	7,235,000	7,873,781
3.80%, 12/05/2024	4,577,000	5,195,537
eBay, Inc., 3.45%, 08/01/2024(c)	2,686,000	2,903,214
	Principal Amount	Value
Internet & Direct Marketing Retail-(continued)
Expedia Group, Inc., 4.50%, 08/15/2024(c)	$1,529,000	$1,584,962
QVC, Inc., 4.85%, 04/01/2024	2,153,000	2,109,940
		19,667,434
IT Services-1.93%
DXC Technology Co., 4.25%, 04/15/2024	1,751,000	1,846,735
Fidelity National Information Services, Inc., 3.88%, 06/05/2024	1,535,000	1,693,075
Fiserv, Inc., 2.75%, 07/01/2024	3,069,000	3,266,362
International Business Machines Corp., 3.63%, 02/12/2024	5,200,000	5,737,851
Mastercard, Inc., 3.38%, 04/01/2024	3,395,000	3,764,799
PayPal Holdings, Inc., 2.40%, 10/01/2024	2,063,000	2,181,449
		18,490,271
Life Sciences Tools & Services-0.44%
Thermo Fisher Scientific, Inc., 4.15%, 02/01/2024	3,758,000	4,190,785
Machinery-2.53%
Caterpillar Financial Services Corp.
2.15%, 11/08/2024	2,077,000	2,191,714
3.25%, 12/01/2024	2,024,000	2,238,933
Caterpillar, Inc., 3.40%, 05/15/2024	3,631,000	3,990,315
CNH Industrial Capital LLC, 4.20%, 01/15/2024	1,707,000	1,739,565
Illinois Tool Works, Inc., 3.50%, 03/01/2024	2,795,000	3,065,405
Ingersoll-Rand Luxembourg Finance S.A., 3.55%, 11/01/2024	1,728,000	1,864,341
John Deere Capital Corp.
3.35%, 06/12/2024	1,744,000	1,910,900
2.65%, 06/24/2024	2,207,000	2,362,033
Parker-Hannifin Corp., 3.30%, 11/21/2024	1,654,000	1,768,999
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/2024	3,038,000	3,113,523
		24,245,728
Media-2.54%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	3,466,000	3,843,093
Comcast Corp.
3.00%, 02/01/2024	4,404,000	4,745,264
3.60%, 03/01/2024	3,778,000	4,184,313
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	2,177,000	2,307,396
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	2,640,000	2,862,175
ViacomCBS, Inc.
3.88%, 04/01/2024	1,727,000	1,826,548
3.70%, 08/15/2024	1,950,000	2,060,742
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	2,395,000	2,552,984
		24,382,515
Metals & Mining-0.26%
ArcelorMittal S.A. (Luxembourg), 3.60%, 07/16/2024	2,494,000	2,468,613
Multiline Retail-0.60%
Macy’s Retail Holdings, Inc., 3.63%, 06/01/2024(c)	1,950,000	1,355,250
Target Corp., 3.50%, 07/01/2024	3,920,000	4,370,949
		5,726,199

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Multi-Utilities-0.44%
Dominion Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	$2,070,000	$2,159,653
Sempra Energy, 3.55%, 06/15/2024	1,944,000	2,086,210
		4,245,863
Oil, Gas & Consumable Fuels-11.43%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	1,987,000	1,930,080
BP Capital Markets PLC (United Kingdom)
3.81%, 02/10/2024	4,772,000	5,227,013
3.54%, 11/04/2024	2,845,000	3,136,888
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024(c)	1,854,000	1,954,412
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	3,649,000	4,063,622
Chevron Corp., 2.90%, 03/03/2024	3,560,000	3,841,837
Cimarex Energy Co., 4.38%, 06/01/2024	2,717,000	2,756,021
Continental Resources, Inc., 3.80%, 06/01/2024	3,530,000	3,088,750
Diamondback Energy, Inc., 2.88%, 12/01/2024	3,275,000	3,189,662
Enable Midstream Partners L.P., 3.90%, 05/15/2024	2,190,000	2,039,960
Enbridge, Inc. (Canada), 3.50%, 06/10/2024	1,766,000	1,887,677
Enterprise Products Operating LLC, 3.90%, 02/15/2024	3,305,000	3,610,761
Equinor ASA (Norway), 3.70%, 03/01/2024	3,853,000	4,224,056
Exxon Mobil Corp.
3.18%, 03/15/2024	4,203,000	4,581,396
2.02%, 08/16/2024	1,380,000	1,444,176
Husky Energy, Inc. (Canada), 4.00%, 04/15/2024	2,800,000	2,802,137
Kinder Morgan Energy Partners L.P.
4.15%, 02/01/2024	2,454,000	2,653,324
4.30%, 05/01/2024	2,192,000	2,388,580
4.25%, 09/01/2024	2,424,000	2,655,322
Marathon Petroleum Corp., 3.63%, 09/15/2024	2,674,000	2,782,598
MPLX L.P., 4.88%, 12/01/2024	3,932,000	4,170,915
Newfield Exploration Co., 5.63%, 07/01/2024	3,382,000	3,084,464
Noble Energy, Inc., 3.90%, 11/15/2024	2,274,000	2,250,054
Occidental Petroleum Corp., 6.95%, 07/01/2024	759,000	690,918
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	2,521,000	2,518,784
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	7,000,000	7,750,419
Shell International Finance B.V. (Netherlands), 2.00%, 11/07/2024	2,589,000	2,695,081
Spectra Energy Partners L.P., 4.75%, 03/15/2024	3,402,000	3,764,656
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	2,741,000	2,896,985
Sunoco Logistics Partners Operations L.P., 4.25%, 04/01/2024	1,764,000	1,841,830
Total Capital International S.A. (France)
3.70%, 01/15/2024	3,563,000	3,920,727
3.75%, 04/10/2024	4,457,000	4,923,843
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Williams Cos., Inc. (The)
4.30%, 03/04/2024	$3,479,000	$3,745,752
4.55%, 06/24/2024	4,696,000	5,103,935
		109,616,635
Paper & Forest Products-0.22%
Georgia-Pacific LLC, 8.00%, 01/15/2024	1,745,000	2,146,874
Personal Products-0.88%
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024	3,700,000	4,032,286
2.60%, 05/05/2024	4,103,000	4,394,349
		8,426,635
Pharmaceuticals-1.67%
Novartis Capital Corp. (Switzerland), 3.40%, 05/06/2024	7,255,000	8,003,292
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	2,700,000	2,814,884
Pfizer, Inc., 3.40%, 05/15/2024	3,063,000	3,420,050
Wyeth LLC, 6.45%, 02/01/2024	1,438,000	1,736,433
		15,974,659
Professional Services-0.35%
Equifax, Inc., 2.60%, 12/01/2024	3,220,000	3,345,534
Road & Rail-0.75%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024	1,706,000	1,886,315
3.40%, 09/01/2024	2,722,000	3,004,390
CSX Corp., 3.40%, 08/01/2024	2,119,000	2,323,552
		7,214,257
Semiconductors & Semiconductor Equipment-2.95%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	9,332,000	9,829,795
Intel Corp., 2.88%, 05/11/2024	4,389,000	4,763,386
KLA Corp., 4.65%, 11/01/2024	4,423,000	4,995,401
QUALCOMM, Inc., 2.90%, 05/20/2024	5,290,000	5,698,830
Xilinx, Inc., 2.95%, 06/01/2024	2,852,000	3,043,103
		28,330,515
Software-2.53%
Microsoft Corp., 2.88%, 02/06/2024	7,959,000	8,632,025
Oracle Corp.
3.40%, 07/08/2024	7,065,000	7,764,933
2.95%, 11/15/2024	7,246,000	7,868,880
		24,265,838
Specialty Retail-0.45%
Home Depot, Inc. (The), 3.75%, 02/15/2024	3,883,000	4,310,930
Technology Hardware, Storage & Peripherals-3.43%
Apple, Inc.
3.00%, 02/09/2024	6,706,000	7,279,499
3.45%, 05/06/2024	8,992,000	9,985,226
2.85%, 05/11/2024	6,415,000	6,955,451
1.80%, 09/11/2024	2,517,000	2,648,227
Hewlett Packard Enterprise Co., 4.65%, 10/01/2024	3,615,000	3,990,147
Seagate HDD Cayman, 4.88%, 03/01/2024	1,894,000	2,015,489
		32,874,039
Tobacco-1.10%
Altria Group, Inc., 4.00%, 01/31/2024	4,869,000	5,311,632

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Tobacco-(continued)
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024	$2,063,000	$2,149,674
Philip Morris International, Inc., 3.25%, 11/10/2024	2,814,000	3,095,944
		10,557,250
Trading Companies & Distributors-0.18%
Air Lease Corp., 4.25%, 09/15/2024	1,876,000	1,760,901
Wireless Telecommunication Services-0.71%
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	6,269,000	6,824,158
Total U.S. Dollar Denominated Bonds & Notes (Cost $906,229,482)		945,477,695
	Shares
Money Market Funds-0.58%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $5,569,414)	5,569,414	5,569,414
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.19% (Cost $911,798,896)		951,047,109
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.49%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $4,714,361)	4,714,361	$4,714,361
TOTAL INVESTMENTS IN SECURITIES-99.68% (Cost $916,513,257)		955,761,470
OTHER ASSETS LESS LIABILITIES-0.32%		3,113,174
NET ASSETS-100.00%		$958,874,644

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2020 represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$1,530,893	$101,914,920	$(97,876,399)	$-	$-	$5,569,414	$44,047
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	906,602	39,166,374	(40,072,976)	-	-	-	21,333
Invesco Liquid Assets Portfolio, Institutional Class*	302,212	12,232,661	(12,534,215)	-	(658)	-	1,806
Invesco Private Government Fund	-	9,182,209	(4,467,848)	-	-	4,714,361	37
Total	$2,739,707	$162,496,164	$(154,951,438)	$-	$(658)	$10,283,775	$67,223

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.79%
Aerospace & Defense-2.09%
General Dynamics Corp., 3.50%, 05/15/2025	$1,269,000	$1,415,532
L3Harris Technologies, Inc., 3.83%, 04/27/2025	959,000	1,044,601
Lockheed Martin Corp., 2.90%, 03/01/2025	1,208,000	1,324,180
Northrop Grumman Corp., 2.93%, 01/15/2025	2,304,000	2,499,586
Precision Castparts Corp., 3.25%, 06/15/2025	1,386,000	1,530,241
Raytheon Technologies Corp., 3.95%, 08/16/2025	2,703,000	3,091,681
		10,905,821
Air Freight & Logistics-0.53%
FedEx Corp., 3.20%, 02/01/2025	984,000	1,071,056
United Parcel Service, Inc., 3.90%, 04/01/2025	1,500,000	1,706,693
		2,777,749
Auto Components-0.45%
BorgWarner, Inc., 3.38%, 03/15/2025	1,218,000	1,297,191
Magna International, Inc. (Canada), 4.15%, 10/01/2025	973,000	1,079,575
		2,376,766
Automobiles-2.93%
Ford Motor Credit Co. LLC
4.69%, 06/09/2025	2,200,000	2,117,896
4.13%, 08/04/2025	2,000,000	1,880,420
General Motors Co., 4.00%, 04/01/2025	934,000	945,366
General Motors Financial Co., Inc.
4.00%, 01/15/2025	1,868,000	1,884,519
2.90%, 02/26/2025	2,154,000	2,083,309
4.35%, 04/09/2025	2,109,000	2,148,911
4.30%, 07/13/2025	1,347,000	1,374,875
Toyota Motor Credit Corp.
1.80%, 02/13/2025	818,000	838,004
3.00%, 04/01/2025	1,200,000	1,302,870
3.40%, 04/14/2025	684,000	754,609
		15,330,779
Banks-14.45%
Bank of America Corp.
4.00%, 01/22/2025	2,972,000	3,250,286
3.88%, 08/01/2025	3,153,000	3,534,382
Series L, 3.95%, 04/21/2025	4,135,000	4,531,348
CIT Group, Inc., 5.25%, 03/07/2025	503,000	505,568
Citigroup, Inc.
3.88%, 03/26/2025	1,412,000	1,522,312
3.30%, 04/27/2025	2,781,000	3,034,225
4.40%, 06/10/2025	4,064,000	4,488,253
5.50%, 09/13/2025	2,247,000	2,625,721
Citizens Financial Group, Inc., 4.30%, 12/03/2025	984,000	1,075,690
Cooperatieve Rabobank U.A. (Netherlands), 4.38%, 08/04/2025	2,050,000	2,267,103
Fifth Third Bancorp, 2.38%, 01/28/2025	1,232,000	1,273,194
Fifth Third Bank, 3.95%, 07/28/2025	1,200,000	1,358,623
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025	2,100,000	2,260,718
Huntington Bancshares, Inc., 4.00%, 05/15/2025	682,000	755,054
	Principal Amount	Value
Banks-(continued)
JPMorgan Chase & Co.
3.13%, 01/23/2025	$4,334,000	$4,681,660
3.90%, 07/15/2025	3,837,000	4,305,317
KeyBank N.A., 3.30%, 06/01/2025	1,500,000	1,649,335
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	2,200,000	2,394,000
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	4,000,000	4,104,886
3.78%, 03/02/2025	1,071,000	1,175,183
MUFG Americas Holdings Corp., 3.00%, 02/10/2025	664,000	699,511
PNC Bank N.A., 3.25%, 06/01/2025	1,500,000	1,650,809
Santander Holdings USA, Inc., 4.50%, 07/17/2025	1,790,000	1,924,844
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	800,000	883,569
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.35%, 01/15/2025	2,000,000	2,068,285
Truist Bank
1.50%, 03/10/2025	1,700,000	1,734,999
3.63%, 09/16/2025	1,900,000	2,083,284
Truist Financial Corp.
4.00%, 05/01/2025	1,390,000	1,559,851
3.70%, 06/05/2025	1,543,000	1,726,176
U.S. Bank N.A., 2.05%, 01/21/2025	1,000,000	1,047,662
Wells Fargo & Co.
3.00%, 02/19/2025	4,369,000	4,682,613
3.55%, 09/29/2025	4,262,000	4,665,123
		75,519,584
Beverages-1.46%
Coca-Cola Co. (The), 2.88%, 10/27/2025	3,203,000	3,569,669
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	774,000	851,614
PepsiCo, Inc.
2.75%, 04/30/2025	1,688,000	1,837,010
3.50%, 07/17/2025	1,215,000	1,374,481
		7,632,774
Biotechnology-4.11%
AbbVie, Inc.
3.80%, 03/15/2025(b)	3,598,000	3,974,508
3.60%, 05/14/2025	6,505,000	7,174,126
Amgen, Inc., 3.13%, 05/01/2025	1,783,000	1,949,792
Baxalta, Inc., 4.00%, 06/23/2025	1,691,000	1,888,485
Biogen, Inc., 4.05%, 09/15/2025	2,877,000	3,302,771
Gilead Sciences, Inc., 3.50%, 02/01/2025	2,877,000	3,210,147
		21,499,829
Building Products-0.36%
Fortune Brands Home & Security, Inc., 4.00%, 06/15/2025	783,000	862,579
Masco Corp., 4.45%, 04/01/2025	928,000	1,013,637
		1,876,216
Capital Markets-6.22%
Ares Capital Corp., 4.25%, 03/01/2025	1,073,000	1,043,871
Bank of New York Mellon Corp. (The), Series G, 3.00%, 02/24/2025	1,125,000	1,225,189
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	907,000	970,385
Charles Schwab Corp. (The), 3.85%, 05/21/2025	1,239,000	1,410,085
CME Group, Inc., 3.00%, 03/15/2025	1,210,000	1,328,981

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	$4,565,000	$4,904,875
3.75%, 05/22/2025	3,609,000	3,924,551
4.25%, 10/21/2025	3,486,000	3,869,101
Morgan Stanley
4.00%, 07/23/2025	3,822,000	4,281,961
5.00%, 11/24/2025	3,175,000	3,661,527
Northern Trust Corp., 3.95%, 10/30/2025	1,354,000	1,553,347
S&P Global, Inc., 4.00%, 06/15/2025	1,041,000	1,190,008
State Street Corp., 3.55%, 08/18/2025	1,997,000	2,256,310
TD Ameritrade Holding Corp., 3.63%, 04/01/2025	805,000	894,563
		32,514,754
Chemicals-0.45%
Eastman Chemical Co., 3.80%, 03/15/2025	1,503,000	1,605,267
Nutrien Ltd. (Canada), 3.38%, 03/15/2025(c)	684,000	724,183
		2,329,450
Commercial Services & Supplies-0.40%
Republic Services, Inc., 3.20%, 03/15/2025	811,000	885,301
Waste Management, Inc., 3.13%, 03/01/2025	1,101,000	1,206,037
		2,091,338
Communications Equipment-0.21%
Cisco Systems, Inc., 3.50%, 06/15/2025	959,000	1,096,641
Consumer Finance-1.73%
Ally Financial, Inc., 4.63%, 03/30/2025	896,000	925,214
Capital One Financial Corp.
3.20%, 02/05/2025	1,547,000	1,607,484
4.25%, 04/30/2025	1,536,000	1,675,390
4.20%, 10/29/2025	2,299,000	2,425,079
Discover Financial Services, 3.75%, 03/04/2025	798,000	833,016
Synchrony Financial, 4.50%, 07/23/2025	1,547,000	1,561,401
		9,027,584
Containers & Packaging-0.23%
WRKCo, Inc., 3.75%, 03/15/2025	1,101,000	1,196,521
Diversified Financial Services-0.19%
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/2025	928,000	1,009,711
Diversified Telecommunication Services-3.38%
AT&T, Inc.
3.95%, 01/15/2025	1,638,000	1,796,987
3.40%, 05/15/2025	8,602,000	9,298,233
Verizon Communications, Inc., 3.38%, 02/15/2025	5,899,000	6,539,201
		17,634,421
Electric Utilities-1.58%
Avangrid, Inc., 3.20%, 04/15/2025	1,012,000	1,083,966
Duke Energy Progress LLC, 3.25%, 08/15/2025	792,000	881,654
Exelon Corp., 3.95%, 06/15/2025	1,518,000	1,699,106
Florida Power & Light Co.
2.85%, 04/01/2025	1,600,000	1,743,150
3.13%, 12/01/2025	447,000	497,094
Southern Power Co., 4.15%, 12/01/2025	984,000	1,112,661
Xcel Energy, Inc., 3.30%, 06/01/2025	1,125,000	1,224,012
		8,241,643
	Principal Amount	Value
Electrical Equipment-0.23%
Emerson Electric Co., 3.15%, 06/01/2025	$1,079,000	$1,185,518
Energy Equipment & Services-0.71%
Halliburton Co., 3.80%, 11/15/2025	3,479,000	3,684,397
Entertainment-0.54%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	1,053,000	1,166,025
Walt Disney Co. (The), 3.35%, 03/24/2025	1,500,000	1,655,531
		2,821,556
Equity REITs-3.77%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	901,000	993,093
American Tower Corp., 4.00%, 06/01/2025	1,219,000	1,365,317
AvalonBay Communities, Inc., 3.45%, 06/01/2025	1,035,000	1,129,169
Boston Properties L.P., 3.20%, 01/15/2025	1,697,000	1,782,868
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	1,239,000	1,242,458
Essex Portfolio L.P., 3.50%, 04/01/2025	792,000	843,728
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	1,254,000	1,263,568
Healthpeak Properties, Inc.
3.40%, 02/01/2025	984,000	1,035,288
4.00%, 06/01/2025	1,342,000	1,407,979
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	959,000	953,227
Kimco Realty Corp., 3.30%, 02/01/2025	684,000	692,902
Prologis L.P., 3.75%, 11/01/2025	1,104,000	1,260,403
Realty Income Corp., 3.88%, 04/15/2025	1,070,000	1,153,448
Simon Property Group L.P., 3.50%, 09/01/2025	798,000	810,130
SITE Centers Corp., 3.63%, 02/01/2025	513,000	506,370
Ventas Realty L.P., 3.50%, 02/01/2025	984,000	980,425
Welltower, Inc., 4.00%, 06/01/2025	2,165,000	2,264,274
		19,684,647
Food & Staples Retailing-1.00%
Sysco Corp.
3.55%, 03/15/2025	683,000	718,797
3.75%, 10/01/2025	1,671,000	1,753,823
Walmart, Inc., 3.55%, 06/26/2025	2,458,000	2,778,280
		5,250,900
Food Products-1.92%
Campbell Soup Co., 3.95%, 03/15/2025	1,394,000	1,549,841
General Mills, Inc., 4.00%, 04/17/2025	1,393,000	1,582,421
JM Smucker Co. (The), 3.50%, 03/15/2025	1,526,000	1,683,766
Kraft Heinz Foods Co. (The), 3.95%, 07/15/2025	3,494,000	3,668,932
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	1,348,000	1,554,984
		10,039,944
Health Care Equipment & Supplies-3.17%
Abbott Laboratories, 2.95%, 03/15/2025	1,552,000	1,712,895
Boston Scientific Corp., 3.85%, 05/15/2025	1,342,000	1,484,832
Danaher Corp., 3.35%, 09/15/2025	792,000	872,597
Medtronic, Inc., 3.50%, 03/15/2025	6,811,000	7,724,625
Stryker Corp., 3.38%, 11/01/2025	1,220,000	1,367,107
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	3,172,000	3,417,696
		16,579,752

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-6.18%
AmerisourceBergen Corp., 3.25%, 03/01/2025	$933,000	$1,003,156
Anthem, Inc., 2.38%, 01/15/2025	1,409,000	1,482,946
Cardinal Health, Inc., 3.75%, 09/15/2025	1,083,000	1,186,378
Centene Corp.
4.75%, 01/15/2025	2,109,000	2,183,036
4.75%, 01/15/2025	1,400,000	1,449,147
CVS Health Corp.
4.10%, 03/25/2025	8,376,000	9,362,868
3.88%, 07/20/2025	5,084,000	5,657,243
HCA, Inc., 5.25%, 04/15/2025	2,401,000	2,722,897
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	1,993,000	2,191,781
Quest Diagnostics, Inc., 3.50%, 03/30/2025	934,000	1,024,471
UnitedHealth Group, Inc., 3.75%, 07/15/2025	3,494,000	4,000,008
		32,263,931
Hotels, Restaurants & Leisure-1.10%
Las Vegas Sands Corp., 2.90%, 06/25/2025	1,238,000	1,171,470
McDonald’s Corp.
3.38%, 05/26/2025	959,000	1,058,698
3.30%, 07/01/2025	1,012,000	1,118,955
Starbucks Corp., 3.80%, 08/15/2025	2,138,000	2,388,058
		5,737,181
Household Durables-0.19%
Lennar Corp., 4.75%, 05/30/2025	945,000	1,011,249
Industrial Conglomerates-1.01%
3M Co.
2.00%, 02/14/2025	702,000	736,073
2.65%, 04/15/2025	712,000	768,911
3.00%, 08/07/2025	1,102,000	1,214,210
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	2,500,000	2,542,047
		5,261,241
Insurance-1.65%
American International Group, Inc., 3.75%, 07/10/2025	2,173,000	2,370,458
Aon PLC, 3.88%, 12/15/2025	1,241,000	1,370,618
Chubb INA Holdings, Inc., 3.15%, 03/15/2025	1,359,000	1,483,003
CNO Financial Group, Inc., 5.25%, 05/30/2025	680,000	743,795
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	799,000	865,885
MetLife, Inc.
3.00%, 03/01/2025	794,000	868,118
3.60%, 11/13/2025	796,000	902,229
		8,604,106
Internet & Direct Marketing Retail-0.71%
Amazon.com, Inc., 5.20%, 12/03/2025	1,353,000	1,666,076
Booking Holdings, Inc., 3.65%, 03/15/2025	806,000	868,686
QVC, Inc., 4.45%, 02/15/2025	1,206,000	1,154,745
		3,689,507
IT Services-3.18%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	1,716,000	1,933,025
Fidelity National Information Services, Inc., 5.00%, 10/15/2025	1,375,000	1,629,404
Fiserv, Inc., 3.85%, 06/01/2025	1,376,000	1,535,195
International Business Machines Corp., 7.00%, 10/30/2025	939,000	1,232,110
	Principal Amount	Value
IT Services-(continued)
Mastercard, Inc., 2.00%, 03/03/2025	$1,256,000	$1,329,126
VeriSign, Inc., 5.25%, 04/01/2025	924,000	1,017,458
Visa, Inc., 3.15%, 12/14/2025	6,755,000	7,600,726
Western Union Co. (The), 2.85%, 01/10/2025	321,000	331,610
		16,608,654
Machinery-0.53%
John Deere Capital Corp.
2.05%, 01/09/2025(c)	1,063,000	1,119,404
3.45%, 03/13/2025	1,487,000	1,665,937
		2,785,341
Media-2.83%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	7,216,000	8,256,213
Comcast Corp.
3.38%, 02/15/2025	1,624,000	1,803,636
3.10%, 04/01/2025	1,216,000	1,330,766
3.38%, 08/15/2025	2,290,000	2,545,766
ViacomCBS, Inc., 3.50%, 01/15/2025	811,000	840,518
		14,776,899
Metals & Mining-0.18%
ArcelorMittal S.A. (Luxembourg), 6.13%, 06/01/2025	889,000	965,925
Multiline Retail-1.15%
Dollar General Corp., 4.15%, 11/01/2025	926,000	1,064,851
Dollar Tree, Inc., 4.00%, 05/15/2025	1,498,000	1,652,690
Kohl’s Corp., 4.25%, 07/17/2025	975,000	884,806
Target Corp., 2.25%, 04/15/2025	2,228,000	2,383,104
		5,985,451
Multi-Utilities-0.43%
Dominion Energy, Inc., 3.90%, 10/01/2025	1,108,000	1,234,711
WEC Energy Group, Inc., 3.55%, 06/15/2025	931,000	1,018,779
		2,253,490
Oil, Gas & Consumable Fuels-8.90%
BP Capital Markets PLC (United Kingdom), 3.51%, 03/17/2025	1,941,000	2,138,974
Canadian Natural Resources Ltd. (Canada), 3.90%, 02/01/2025	1,630,000	1,718,447
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	2,686,000	2,945,684
Chevron Corp., 3.33%, 11/17/2025	1,362,000	1,531,689
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	1,554,000	1,745,253
Devon Energy Corp., 5.85%, 12/15/2025	924,000	996,319
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	784,000	919,650
Energy Transfer Operating L.P., 4.05%, 03/15/2025	1,414,000	1,485,117
Enterprise Products Operating LLC, 3.75%, 02/15/2025	1,812,000	1,995,193
EOG Resources, Inc., 3.15%, 04/01/2025	797,000	865,879
Exxon Mobil Corp., 2.71%, 03/06/2025	2,876,000	3,114,140
Kinder Morgan, Inc., 4.30%, 06/01/2025	3,116,000	3,467,195
Marathon Oil Corp., 3.85%, 06/01/2025	1,370,000	1,298,932
MPLX L.P.
4.00%, 02/15/2025	1,087,000	1,114,862
4.88%, 06/01/2025	1,984,000	2,113,577
ONEOK Partners L.P., 4.90%, 03/15/2025	825,000	864,781

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Phillips 66 Partners L.P., 3.61%, 02/15/2025	$944,000	$979,705
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	1,771,000	1,809,711
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	3,232,000	3,609,493
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	4,980,000	5,510,764
Spectra Energy Partners L.P., 3.50%, 03/15/2025	811,000	881,263
Total Capital International S.A. (France), 2.43%, 01/10/2025	1,719,000	1,811,787
Valero Energy Corp., 3.65%, 03/15/2025	959,000	1,036,095
Williams Cos., Inc. (The)
3.90%, 01/15/2025	1,183,000	1,267,345
4.00%, 09/15/2025	1,172,000	1,266,086
		46,487,941
Personal Products-0.51%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025	2,409,000	2,687,124
Pharmaceuticals-3.53%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	3,485,000	3,899,779
Eli Lilly and Co., 2.75%, 06/01/2025	1,372,000	1,478,305
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025	2,114,000	2,403,249
Johnson & Johnson, 2.63%, 01/15/2025	1,379,000	1,507,464
Merck & Co., Inc., 2.75%, 02/10/2025	4,039,000	4,426,612
Novartis Capital Corp. (Switzerland), 3.00%, 11/20/2025	3,017,000	3,360,904
Zoetis, Inc., 4.50%, 11/13/2025	1,183,000	1,362,550
		18,438,863
Professional Services-0.33%
Verisk Analytics, Inc., 4.00%, 06/15/2025	1,547,000	1,711,757
Road & Rail-1.01%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025	786,000	870,913
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	1,125,000	1,207,834
CSX Corp., 3.35%, 11/01/2025	984,000	1,098,257
Union Pacific Corp.
3.75%, 07/15/2025	1,071,000	1,204,934
3.25%, 08/15/2025	792,000	871,258
		5,253,196
Semiconductors & Semiconductor Equipment-2.83%
Analog Devices, Inc., 3.90%, 12/15/2025	1,217,000	1,361,150
Applied Materials, Inc., 3.90%, 10/01/2025	1,183,000	1,358,863
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025	1,621,000	1,677,515
Intel Corp., 3.70%, 07/29/2025	4,228,000	4,815,011
Lam Research Corp., 3.80%, 03/15/2025	806,000	908,066
QUALCOMM, Inc., 3.45%, 05/20/2025	3,174,000	3,532,963
Texas Instruments, Inc., 1.38%, 03/12/2025	1,100,000	1,132,204
		14,785,772
Software-3.35%
Adobe, Inc., 3.25%, 02/01/2025	1,942,000	2,160,279
	Principal Amount	Value
Software-(continued)
Microsoft Corp.
2.70%, 02/12/2025	$3,960,000	$4,335,671
3.13%, 11/03/2025	5,397,000	6,078,559
Oracle Corp., 2.95%, 05/15/2025	4,543,000	4,948,732
		17,523,241
Specialty Retail-1.04%
Home Depot, Inc. (The), 3.35%, 09/15/2025	1,545,000	1,734,359
Lowe’s Cos., Inc., 3.38%, 09/15/2025	1,344,000	1,487,000
TJX Cos., Inc. (The), 3.50%, 04/15/2025	2,000,000	2,231,215
		5,452,574
Technology Hardware, Storage & Peripherals-2.66%
Apple, Inc.
2.75%, 01/13/2025	2,470,000	2,693,888
2.50%, 02/09/2025	2,299,000	2,490,742
3.20%, 05/13/2025	3,513,000	3,950,893
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	4,237,000	4,759,103
		13,894,626
Textiles, Apparel & Luxury Goods-0.17%
Tapestry, Inc., 4.25%, 04/01/2025	986,000	873,419
Tobacco-1.16%
Philip Morris International, Inc., 3.38%, 08/11/2025	1,114,000	1,230,924
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	4,386,000	4,849,998
		6,080,922
Trading Companies & Distributors-1.00%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025	2,052,000	1,709,417
4.45%, 10/01/2025	1,953,000	1,684,316
Air Lease Corp., 3.25%, 03/01/2025	1,525,000	1,397,398
WW Grainger, Inc., 1.85%, 02/15/2025	428,000	442,544
		5,233,675
Water Utilities-0.28%
American Water Capital Corp., 3.40%, 03/01/2025	1,325,000	1,459,545
Wireless Telecommunication Services-0.77%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025	1,184,000	1,328,460
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	2,399,000	2,711,174
		4,039,634
Total U.S. Dollar Denominated Bonds & Notes (Cost $490,938,408)		516,173,559
	Shares
Money Market Funds-0.34%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $1,790,541)	1,790,541	1,790,541
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $492,728,949)		517,964,100

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.22%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $1,118,171)	1,118,171	$1,118,171
TOTAL INVESTMENTS IN SECURITIES-99.35% (Cost $493,847,120)		519,082,271
OTHER ASSETS LESS LIABILITIES-0.65%		3,396,737
NET ASSETS-100.00%		$522,479,008

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2020 represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$535,623	$45,646,433	$(44,391,515)	$-	$-	$1,790,541	$16,822
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	207,480	16,117,341	(16,324,821)	-	-	-	7,930
Invesco Liquid Assets Portfolio, Institutional Class*	69,160	4,042,436	(4,110,841)	-	(755)	-	1,394
Invesco Private Government Fund	-	4,773,261	(3,655,090)	-	-	1,118,171	25
Total	$812,263	$70,579,471	$(68,482,267)	$-	$(755)	$2,908,712	$26,171

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.17%
Aerospace & Defense-1.20%
General Dynamics Corp., 2.13%, 08/15/2026	$314,000	$335,078
Lockheed Martin Corp., 3.55%, 01/15/2026	1,457,000	1,665,868
Raytheon Technologies Corp., 2.65%, 11/01/2026	921,000	1,009,328
		3,010,274
Air Freight & Logistics-0.45%
FedEx Corp., 3.25%, 04/01/2026	651,000	705,400
United Parcel Service, Inc., 2.40%, 11/15/2026	387,000	422,797
		1,128,197
Automobiles-1.50%
American Honda Finance Corp., 2.30%, 09/09/2026	414,000	423,867
Ford Motor Co., 4.35%, 12/08/2026	1,065,000	936,082
Ford Motor Credit Co. LLC, 4.39%, 01/08/2026	800,000	754,000
General Motors Financial Co., Inc.
5.25%, 03/01/2026	1,010,000	1,057,645
4.00%, 10/06/2026	592,000	591,061
		3,762,655
Banks-22.09%
Bank of America Corp.
4.45%, 03/03/2026	1,629,000	1,831,296
3.50%, 04/19/2026	1,940,000	2,152,669
4.25%, 10/22/2026	1,606,000	1,807,593
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	1,600,000	1,763,272
BPCE S.A. (France), 3.38%, 12/02/2026	550,000	605,668
Citigroup, Inc.
3.70%, 01/12/2026	1,608,000	1,764,219
4.60%, 03/09/2026	1,300,000	1,458,667
3.40%, 05/01/2026	1,500,000	1,629,420
3.20%, 10/21/2026	2,321,000	2,480,476
4.30%, 11/20/2026	958,000	1,068,438
Cooperatieve Rabobank U.A. (Netherlands), 3.75%, 07/21/2026	1,100,000	1,197,295
Fifth Third Bank N.A., 3.85%, 03/15/2026	600,000	658,499
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	2,200,000	2,466,554
4.38%, 11/23/2026	1,300,000	1,424,633
JPMorgan Chase & Co.
3.30%, 04/01/2026	2,029,000	2,222,577
3.20%, 06/15/2026(b)	1,579,000	1,725,267
2.95%, 10/01/2026	2,478,000	2,675,337
7.63%, 10/15/2026	451,000	592,161
4.13%, 12/15/2026	1,589,000	1,821,352
KeyBank N.A., 3.40%, 05/20/2026	800,000	857,193
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	1,300,000	1,430,051
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	2,100,000	2,335,560
2.76%, 09/13/2026	800,000	849,132
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026	800,000	842,448
Royal Bank of Scotland Group PLC (The) (United Kingdom), 4.80%, 04/05/2026	1,300,000	1,458,235
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.78%, 03/09/2026	1,386,000	1,557,515
2.63%, 07/14/2026	1,719,000	1,815,309
3.01%, 10/19/2026	1,243,000	1,340,040
	Principal Amount	Value
Banks-(continued)
Truist Bank
3.30%, 05/15/2026	$600,000	$643,374
3.80%, 10/30/2026	550,000	607,360
U.S. Bancorp
Series V, 2.38%, 07/22/2026	1,108,000	1,185,014
Series W, 3.10%, 04/27/2026	759,000	826,567
Wells Fargo & Co.
3.00%, 04/22/2026	2,636,000	2,822,040
4.10%, 06/03/2026	2,007,000	2,201,111
3.00%, 10/23/2026	2,984,000	3,187,052
		55,303,394
Beverages-2.41%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.65%, 02/01/2026	1,344,000	1,481,521
Coca-Cola Co. (The)
2.55%, 06/01/2026	231,000	254,129
2.25%, 09/01/2026	688,000	743,709
Constellation Brands, Inc., 3.70%, 12/06/2026	448,000	493,920
Molson Coors Beverage Co., 3.00%, 07/15/2026	1,682,000	1,690,285
PepsiCo, Inc.
2.85%, 02/24/2026	451,000	498,769
2.38%, 10/06/2026	793,000	861,205
		6,023,538
Biotechnology-3.10%
AbbVie, Inc., 3.20%, 05/14/2026	1,578,000	1,713,924
Amgen, Inc., 2.60%, 08/19/2026	777,000	828,549
Gilead Sciences, Inc., 3.65%, 03/01/2026	2,195,000	2,495,477
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	2,465,000	2,727,244
		7,765,194
Building Products-0.45%
Johnson Controls International PLC, 3.90%, 02/14/2026	650,000	702,983
Masco Corp., 4.38%, 04/01/2026	387,000	423,309
		1,126,292
Capital Markets-6.74%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	468,000	509,826
Bank of New York Mellon Corp. (The)
2.80%, 05/04/2026	581,000	640,065
2.45%, 08/17/2026	603,000	650,408
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	528,000	567,637
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	1,377,000	1,512,049
3.50%, 11/16/2026	2,295,000	2,476,852
Morgan Stanley
3.88%, 01/27/2026	2,455,000	2,763,758
3.13%, 07/27/2026	2,474,000	2,693,482
6.25%, 08/09/2026	500,000	630,053
4.35%, 09/08/2026	1,790,000	2,022,634
Nasdaq, Inc., 3.85%, 06/30/2026	443,000	490,802
Raymond James Financial, Inc., 3.63%, 09/15/2026	443,000	478,613
S&P Global, Inc., 4.40%, 02/15/2026	781,000	921,650
State Street Corp., 2.65%, 05/19/2026	480,000	519,410
		16,877,239

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Chemicals-0.96%
Ecolab, Inc., 2.70%, 11/01/2026	$598,000	$655,432
FMC Corp., 3.20%, 10/01/2026	480,000	518,250
Praxair, Inc., 3.20%, 01/30/2026	603,000	672,919
Westlake Chemical Corp., 3.60%, 08/15/2026	559,000	562,424
		2,409,025
Commercial Services & Supplies-0.13%
Republic Services, Inc., 2.90%, 07/01/2026	308,000	334,339
Communications Equipment-1.20%
Cisco Systems, Inc.
2.95%, 02/28/2026	697,000	782,597
2.50%, 09/20/2026	1,298,000	1,440,458
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	763,000	792,421
		3,015,476
Consumer Finance-1.07%
Capital One Financial Corp., 3.75%, 07/28/2026	1,377,000	1,412,060
Discover Bank, 3.45%, 07/27/2026	800,000	822,264
Synchrony Financial, 3.70%, 08/04/2026	448,000	431,978
		2,666,302
Containers & Packaging-0.20%
International Paper Co., 3.80%, 01/15/2026	453,000	501,936
Diversified Financial Services-1.11%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	2,107,000	2,359,300
Voya Financial, Inc., 3.65%, 06/15/2026	387,000	416,443
		2,775,743
Diversified Telecommunication Services-1.65%
AT&T, Inc., 4.13%, 02/17/2026	1,980,000	2,209,562
Verizon Communications, Inc., 2.63%, 08/15/2026	1,783,000	1,921,444
		4,131,006
Electric Utilities-3.78%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	387,000	401,301
Commonwealth Edison Co., 2.55%, 06/15/2026	394,000	423,945
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	380,000	421,004
Duke Energy Corp., 2.65%, 09/01/2026	1,377,000	1,478,281
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	603,000	656,871
Entergy Arkansas LLC, 3.50%, 04/01/2026	386,000	433,643
Entergy Corp., 2.95%, 09/01/2026	477,000	520,839
Exelon Corp., 3.40%, 04/15/2026	477,000	530,046
Fortis, Inc. (Canada), 3.06%, 10/04/2026	1,200,000	1,288,577
PPL Capital Funding, Inc., 3.10%, 05/15/2026	480,000	512,261
Southern Co. (The), 3.25%, 07/01/2026	1,413,000	1,558,854
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	708,000	783,966
Xcel Energy, Inc., 3.35%, 12/01/2026	406,000	451,480
		9,461,068
Electronic Equipment, Instruments & Components-0.20%
Avnet, Inc., 4.63%, 04/15/2026	448,000	499,267
Entertainment-0.88%
Activision Blizzard, Inc., 3.40%, 09/15/2026	652,000	727,928
	Principal Amount	Value
Entertainment-(continued)
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	$688,000	$755,375
1.85%, 07/30/2026	688,000	708,289
		2,191,592
Equity REITs-5.07%
American Tower Corp.
4.40%, 02/15/2026	442,000	507,366
3.38%, 10/15/2026	878,000	964,981
Boston Properties L.P.
3.65%, 02/01/2026	1,075,000	1,155,540
2.75%, 10/01/2026	1,005,000	1,038,988
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	387,000	395,409
CBRE Services, Inc., 4.88%, 03/01/2026	504,000	545,442
Crown Castle International Corp.
4.45%, 02/15/2026	627,000	711,405
3.70%, 06/15/2026	694,000	769,791
ERP Operating L.P., 2.85%, 11/01/2026	311,000	333,444
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	910,000	912,107
Healthpeak Properties, Inc., 3.25%, 07/15/2026	477,000	485,151
Kimco Realty Corp., 2.80%, 10/01/2026	312,000	301,745
LifeStorage L.P., 3.50%, 07/01/2026	387,000	404,027
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	469,000	474,882
Realty Income Corp., 4.13%, 10/15/2026	428,000	472,319
Sabra Health Care L.P., 5.13%, 08/15/2026	578,000	563,163
Simon Property Group L.P.
3.30%, 01/15/2026	766,000	770,308
3.25%, 11/30/2026	554,000	554,615
Ventas Realty L.P., 4.13%, 01/15/2026	448,000	451,164
VEREIT Operating Partnership L.P., 4.88%, 06/01/2026	387,000	386,155
Welltower, Inc., 4.25%, 04/01/2026	477,000	505,317
		12,703,319
Food & Staples Retailing-1.49%
Kroger Co. (The)
3.50%, 02/01/2026	448,000	494,750
2.65%, 10/15/2026	642,000	693,613
Sysco Corp., 3.30%, 07/15/2026	839,000	864,749
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	1,581,000	1,676,361
		3,729,473
Food Products-1.65%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	1,090,000	1,173,298
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	315,000	317,647
Hershey Co. (The), 2.30%, 08/15/2026	448,000	480,936
Ingredion, Inc., 3.20%, 10/01/2026	230,000	247,523
Kellogg Co., 3.25%, 04/01/2026	308,000	337,378
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	1,578,000	1,580,515
		4,137,297
Gas Utilities-0.18%
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	415,000	445,699

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-1.28%
Abbott Laboratories, 3.75%, 11/30/2026	$1,339,000	$1,570,337
Baxter International, Inc., 2.60%, 08/15/2026	621,000	670,396
Stryker Corp., 3.50%, 03/15/2026	853,000	961,016
		3,201,749
Health Care Providers & Services-1.42%
CVS Health Corp., 2.88%, 06/01/2026	1,429,000	1,530,054
HCA, Inc., 5.25%, 06/15/2026	884,000	1,006,336
Quest Diagnostics, Inc., 3.45%, 06/01/2026	225,000	248,071
UnitedHealth Group, Inc., 3.10%, 03/15/2026	688,000	765,595
		3,550,056
Hotels, Restaurants & Leisure-1.06%
Marriott International, Inc., Series R, 3.13%, 06/15/2026	491,000	468,217
McDonald’s Corp., 3.70%, 01/30/2026	1,566,000	1,755,923
Starbucks Corp., 2.45%, 06/15/2026	401,000	425,154
		2,649,294
Household Durables-0.81%
Newell Brands, Inc., 4.70%, 04/01/2026	1,374,000	1,429,372
PulteGroup, Inc., 5.50%, 03/01/2026	537,000	594,945
		2,024,317
Household Products-0.42%
Procter & Gamble Co. (The)
2.70%, 02/02/2026	308,000	341,846
2.45%, 11/03/2026	651,000	711,436
		1,053,282
Industrial Conglomerates-0.99%
3M Co., 2.25%, 09/19/2026	480,000	513,666
Honeywell International, Inc., 2.50%, 11/01/2026	1,231,000	1,347,754
Roper Technologies, Inc., 3.80%, 12/15/2026	552,000	618,825
		2,480,245
Insurance-3.00%
Allstate Corp. (The), 3.28%, 12/15/2026	386,000	428,721
American International Group, Inc., 3.90%, 04/01/2026	1,218,000	1,341,078
Arch Capital Finance LLC, 4.01%, 12/15/2026	386,000	426,662
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	1,171,000	1,307,504
CNA Financial Corp., 4.50%, 03/01/2026	387,000	425,776
Loews Corp., 3.75%, 04/01/2026	576,000	634,393
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	861,000	983,576
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	448,000	500,636
Old Republic International Corp., 3.88%, 08/26/2026	509,000	536,604
Prudential Financial, Inc., 1.50%, 03/10/2026	418,000	422,049
Trinity Acquisition PLC, 4.40%, 03/15/2026	448,000	501,849
		7,508,848
Interactive Media & Services-0.71%
Alphabet, Inc., 2.00%, 08/15/2026	1,640,000	1,776,554
Internet & Direct Marketing Retail-0.61%
Booking Holdings, Inc., 3.60%, 06/01/2026	845,000	904,178
Expedia Group, Inc., 5.00%, 02/15/2026	614,000	627,541
		1,531,719
	Principal Amount	Value
IT Services-2.80%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	$467,000	$510,167
Fidelity National Information Services, Inc., 3.00%, 08/15/2026	985,000	1,082,855
Fiserv, Inc., 3.20%, 07/01/2026	1,608,000	1,754,654
Global Payments, Inc., 4.80%, 04/01/2026	572,000	658,630
International Business Machines Corp., 3.45%, 02/19/2026	1,000,000	1,119,826
Mastercard, Inc., 2.95%, 11/21/2026	605,000	669,908
PayPal Holdings, Inc., 2.65%, 10/01/2026	1,117,000	1,211,199
		7,007,239
Leisure Products-0.28%
Hasbro, Inc., 3.55%, 11/19/2026	689,000	709,799
Life Sciences Tools & Services-0.30%
Thermo Fisher Scientific, Inc., 2.95%, 09/19/2026	688,000	755,850
Machinery-1.24%
Fortive Corp., 3.15%, 06/15/2026	615,000	649,776
Illinois Tool Works, Inc., 2.65%, 11/15/2026	675,000	748,309
John Deere Capital Corp., 2.65%, 06/10/2026	381,000	416,327
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026	614,000	612,999
Xylem, Inc., 3.25%, 11/01/2026	626,000	676,328
		3,103,739
Media-2.00%
Comcast Corp., 3.15%, 03/01/2026	1,769,000	1,960,499
Discovery Communications LLC, 4.90%, 03/11/2026	575,000	643,396
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	1,421,000	1,543,273
ViacomCBS, Inc.
4.00%, 01/15/2026	648,000	693,325
3.45%, 10/04/2026	166,000	168,785
		5,009,278
Multiline Retail-0.41%
Target Corp., 2.50%, 04/15/2026	938,000	1,025,559
Multi-Utilities-0.46%
DTE Energy Co., 2.85%, 10/01/2026	596,000	623,094
San Diego Gas & Electric Co., 2.50%, 05/15/2026	489,000	517,558
		1,140,652
Oil, Gas & Consumable Fuels-9.14%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	387,000	390,729
Chevron Corp., 2.95%, 05/16/2026	1,807,000	2,003,671
ConocoPhillips, 4.95%, 03/15/2026	1,151,000	1,372,019
Diamondback Energy, Inc., 3.25%, 12/01/2026(b)	827,000	805,196
Enbridge, Inc. (Canada), 4.25%, 12/01/2026	555,000	613,492
Energy Transfer Operating L.P., 4.75%, 01/15/2026	778,000	828,580
Enterprise Products Operating LLC, 3.70%, 02/15/2026	615,000	678,190
EOG Resources, Inc., 4.15%, 01/15/2026	708,000	806,093
Exxon Mobil Corp.
3.04%, 03/01/2026	2,276,000	2,525,063
2.28%, 08/16/2026	798,000	856,028
HollyFrontier Corp., 5.88%, 04/01/2026(b)	926,000	1,004,525

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	$448,000	$506,910
Newfield Exploration Co., 5.38%, 01/01/2026	697,000	619,070
Occidental Petroleum Corp., 3.40%, 04/15/2026	767,000	569,498
Phillips 66 Partners L.P., 3.55%, 10/01/2026	307,000	322,333
Pioneer Natural Resources Co., 4.45%, 01/15/2026	401,000	441,566
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	650,000	660,261
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	1,142,000	1,313,561
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026	1,421,000	1,552,224
2.50%, 09/12/2026	791,000	854,960
Spectra Energy Partners L.P., 3.38%, 10/15/2026	468,000	494,582
Sunoco Logistics Partners Operations L.P., 3.90%, 07/15/2026	411,000	414,957
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026	628,000	729,244
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	778,000	988,212
Valero Energy Corp., 3.40%, 09/15/2026	1,035,000	1,102,107
Valero Energy Partners L.P., 4.38%, 12/15/2026	386,000	422,693
		22,875,764
Personal Products-1.15%
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026	2,703,000	2,875,664
Pharmaceuticals-2.71%
Johnson & Johnson, 2.45%, 03/01/2026	1,269,000	1,390,189
Mylan N.V., 3.95%, 06/15/2026	1,560,000	1,699,608
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026	800,000	867,212
Pfizer, Inc.
2.75%, 06/03/2026	1,032,000	1,160,413
3.00%, 12/15/2026	1,459,000	1,664,451
		6,781,873
Professional Services-0.16%
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	381,000	404,776
Road & Rail-0.85%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	451,000	488,101
CSX Corp., 2.60%, 11/01/2026	620,000	663,032
Norfolk Southern Corp., 2.90%, 06/15/2026	307,000	336,690
Union Pacific Corp., 2.75%, 03/01/2026	594,000	641,779
		2,129,602
Semiconductors & Semiconductor Equipment-1.03%
Analog Devices, Inc., 3.50%, 12/05/2026	716,000	793,198
Intel Corp., 2.60%, 05/19/2026	759,000	830,714
NVIDIA Corp., 3.20%, 09/16/2026	845,000	951,510
		2,575,422
Software-2.45%
Microsoft Corp., 2.40%, 08/08/2026	3,269,000	3,596,385
Oracle Corp., 2.65%, 07/15/2026	2,329,000	2,526,600
		6,122,985
	Principal Amount	Value
Specialty Retail-1.79%
Home Depot, Inc. (The)
3.00%, 04/01/2026	$1,063,000	$1,188,877
2.13%, 09/15/2026	860,000	930,493
Lowe’s Cos., Inc., 2.50%, 04/15/2026	1,038,000	1,106,781
O’Reilly Automotive, Inc., 3.55%, 03/15/2026	387,000	429,103
TJX Cos., Inc. (The), 2.25%, 09/15/2026	778,000	823,284
		4,478,538
Technology Hardware, Storage & Peripherals-3.46%
Apple, Inc.
3.25%, 02/23/2026	2,709,000	3,060,235
2.45%, 08/04/2026	1,741,000	1,900,433
2.05%, 09/11/2026	1,608,000	1,720,332
Western Digital Corp., 4.75%, 02/15/2026	1,870,000	1,972,560
		8,653,560
Textiles, Apparel & Luxury Goods-0.34%
NIKE, Inc., 2.38%, 11/01/2026	768,000	840,350
Tobacco-0.62%
Altria Group, Inc., 2.63%, 09/16/2026	233,000	243,947
BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026	798,000	832,110
Philip Morris International, Inc., 2.75%, 02/25/2026	448,000	484,154
		1,560,211
Wireless Telecommunication Services-0.17%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	387,000	419,366
Total U.S. Dollar Denominated Bonds & Notes (Cost $235,372,954)		248,244,616
	Shares
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(c)(d) (Cost $19,971)	19,971	19,971
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.18% (Cost $235,392,925)		248,264,587
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.33%
Invesco Private Government Fund, 0.02%(c)(d)(e) (Cost $819,592)	819,592	819,592
TOTAL INVESTMENTS IN SECURITIES-99.51% (Cost $236,212,517)		249,084,179
OTHER ASSETS LESS LIABILITIES-0.49%		1,229,126
NET ASSETS-100.00%		$250,313,305

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$241,664	$21,203,693	$(21,425,386)	$-	$-	$19,971	$9,488
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	877,162	8,009,807	(8,886,969)	-	-	-	4,199
Invesco Liquid Assets Portfolio, Institutional Class*	292,391	2,030,128	(2,322,354)	-	(165)	-	788
Invesco Private Government Fund	-	2,811,590	(1,991,998)	-	-	819,592	14
Total	$1,411,217	$34,055,218	$(34,626,707)	$-	$(165)	$839,563	$14,489

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.12%
Aerospace & Defense-2.25%
General Dynamics Corp., 2.63%, 11/15/2027	$337,000	$358,763
Howmet Aerospace, Inc., 5.90%, 02/01/2027	416,000	420,317
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	606,000	637,708
Northrop Grumman Corp., 3.20%, 02/01/2027	785,000	862,028
Raytheon Technologies Corp., 3.13%, 05/04/2027	826,000	920,270
Rockwell Collins, Inc., 3.50%, 03/15/2027	912,000	983,363
		4,182,449
Air Freight & Logistics-0.43%
United Parcel Service, Inc., 3.05%, 11/15/2027	712,000	799,293
Auto Components-0.30%
Lear Corp., 3.80%, 09/15/2027	578,000	555,627
Automobiles-2.19%
American Honda Finance Corp., 2.35%, 01/08/2027	406,000	416,151
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	600,000	548,124
3.82%, 11/02/2027	600,000	531,000
General Motors Co., 4.20%, 10/01/2027	785,000	773,753
General Motors Financial Co., Inc., 4.35%, 01/17/2027	1,124,000	1,125,998
Toyota Motor Credit Corp., 3.20%, 01/11/2027	623,000	680,950
		4,075,976
Banks-12.35%
Banco Santander S.A. (Spain), 4.25%, 04/11/2027	600,000	650,355
Bank of America Corp.
3.25%, 10/21/2027	2,032,000	2,223,979
Series L, 4.18%, 11/25/2027	1,463,000	1,642,567
Citigroup, Inc., 4.45%, 09/29/2027	2,186,000	2,436,878
Fifth Third Bank, 2.25%, 02/01/2027	400,000	414,749
JPMorgan Chase & Co.
8.00%, 04/29/2027	409,000	551,511
4.25%, 10/01/2027	1,161,000	1,321,171
3.63%, 12/01/2027	913,000	998,408
KeyCorp, 2.25%, 04/06/2027	600,000	601,314
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	850,000	910,527
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	250,000	271,764
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	712,000	785,200
3.29%, 07/25/2027	712,000	772,164
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	400,000	433,939
3.17%, 09/11/2027	700,000	736,537
PNC Bank N.A., 3.10%, 10/25/2027	600,000	661,220
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	418,000	461,779
Santander Holdings USA, Inc., 4.40%, 07/13/2027	712,000	750,703
	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027	$1,067,000	$1,151,566
3.36%, 07/12/2027	1,229,000	1,322,681
3.35%, 10/18/2027	607,000	656,991
U.S. Bancorp, Series X, 3.15%, 04/27/2027	1,010,000	1,118,710
Wells Fargo & Co., 4.30%, 07/22/2027	1,846,000	2,079,199
		22,953,912
Beverages-1.85%
Coca-Cola Co. (The)
3.38%, 03/25/2027	720,000	823,540
2.90%, 05/25/2027	331,000	366,578
Constellation Brands, Inc., 3.50%, 05/09/2027	331,000	358,286
PepsiCo, Inc.
2.63%, 03/19/2027	400,000	437,984
3.00%, 10/15/2027	1,299,000	1,458,148
		3,444,536
Biotechnology-1.37%
Amgen, Inc.
2.20%, 02/21/2027	416,000	433,843
3.20%, 11/02/2027	855,000	944,763
Gilead Sciences, Inc., 2.95%, 03/01/2027	1,055,000	1,164,980
		2,543,586
Capital Markets-5.95%
Bank of New York Mellon Corp. (The), 3.25%, 05/16/2027	765,000	855,861
BlackRock, Inc., 3.20%, 03/15/2027	510,000	580,782
Cboe Global Markets, Inc., 3.65%, 01/12/2027	417,000	459,428
Charles Schwab Corp. (The), 3.20%, 03/02/2027	418,000	459,811
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	735,000	899,446
3.85%, 01/26/2027	1,619,000	1,783,343
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, 01/15/2027	778,000	834,128
Morgan Stanley
3.63%, 01/20/2027	2,243,000	2,491,328
3.95%, 04/23/2027	1,570,000	1,755,549
S&P Global, Inc., 2.95%, 01/22/2027	337,000	366,615
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	520,000	572,576
		11,058,867
Chemicals-1.66%
Ecolab, Inc., 3.25%, 12/01/2027	330,000	369,755
LYB International Finance II B.V., 3.50%, 03/02/2027	723,000	774,791
Mosaic Co. (The), 4.05%, 11/15/2027	515,000	524,934
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	1,294,000	1,425,367
		3,094,847
Commercial Services & Supplies-1.26%
Cintas Corp. No. 2, 3.70%, 04/01/2027	855,000	959,357
Republic Services, Inc., 3.38%, 11/15/2027	514,000	568,197
Waste Management, Inc., 3.15%, 11/15/2027	736,000	817,411
		2,344,965
Communications Equipment-0.19%
Nokia OYJ (Finland), 4.38%, 06/12/2027	332,000	350,836

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Construction Materials-0.24%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	$414,000	$443,500
Consumer Finance-2.31%
American Express Credit Corp., 3.30%, 05/03/2027	1,676,000	1,863,291
Capital One Financial Corp., 3.75%, 03/09/2027	1,125,000	1,177,713
Discover Financial Services, 4.10%, 02/09/2027	623,000	654,260
Synchrony Financial, 3.95%, 12/01/2027	623,000	597,097
		4,292,361
Containers & Packaging-0.55%
International Paper Co., 3.00%, 02/15/2027	623,000	663,561
Packaging Corp. of America, 3.40%, 12/15/2027	333,000	358,297
		1,021,858
Diversified Financial Services-0.23%
ORIX Corp. (Japan), 3.70%, 07/18/2027	392,000	427,735
Diversified Telecommunication Services-3.92%
AT&T, Inc.
3.80%, 02/15/2027	640,000	701,391
4.25%, 03/01/2027	1,244,000	1,398,255
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	800,000	888,798
TELUS Corp. (Canada)
2.80%, 02/16/2027	674,000	696,166
3.70%, 09/15/2027	417,000	458,053
Verizon Communications, Inc., 4.13%, 03/16/2027	2,701,000	3,153,207
		7,295,870
Electric Utilities-3.42%
American Electric Power Co., Inc., 3.20%, 11/13/2027	334,000	360,518
Duke Energy Corp., 3.15%, 08/15/2027	515,000	562,984
Duke Energy Florida LLC, 3.20%, 01/15/2027	418,000	461,238
Edison International, 5.75%, 06/15/2027	569,000	643,355
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	1,347,000	1,506,970
ITC Holdings Corp., 3.35%, 11/15/2027	334,000	358,108
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	1,119,000	1,258,733
NSTAR Electric Co., 3.20%, 05/15/2027	515,000	572,208
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	572,000	643,964
		6,368,078
Electronic Equipment, Instruments & Components-0.55%
Keysight Technologies, Inc., 4.60%, 04/06/2027	631,000	720,801
Tech Data Corp., 4.95%, 02/15/2027	285,000	295,210
		1,016,011
Energy Equipment & Services-0.56%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	998,000	1,037,857
Entertainment-0.37%
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	623,000	681,395
	Principal Amount	Value
Equity REITs-4.34%
American Tower Corp.
2.75%, 01/15/2027	$569,000	$607,977
3.55%, 07/15/2027	718,000	790,296
Crown Castle International Corp.
4.00%, 03/01/2027	291,000	326,008
3.65%, 09/01/2027	623,000	690,711
Digital Realty Trust L.P., 3.70%, 08/15/2027	621,000	692,548
Healthcare Trust of America Holdings L.P., 3.75%, 07/01/2027	417,000	420,535
Mid-America Apartments L.P., 3.60%, 06/01/2027	606,000	648,406
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	631,000	609,033
Public Storage, 3.09%, 09/15/2027	293,000	313,210
Realty Income Corp., 3.00%, 01/15/2027	418,000	429,724
Regency Centers L.P., 3.60%, 02/01/2027	418,000	425,524
Simon Property Group L.P.
3.38%, 06/15/2027	735,000	730,887
3.38%, 12/01/2027	606,000	596,549
VEREIT Operating Partnership L.P., 3.95%, 08/15/2027	418,000	391,993
Welltower, Inc., 2.70%, 02/15/2027	406,000	390,349
		8,063,750
Food & Staples Retailing-1.25%
Costco Wholesale Corp., 3.00%, 05/18/2027	784,000	899,349
Kroger Co. (The), 3.70%, 08/01/2027	417,000	472,443
Sysco Corp., 3.25%, 07/15/2027	520,000	529,301
Walmart, Inc., 5.88%, 04/05/2027	330,000	428,973
		2,330,066
Food Products-1.91%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	418,000	420,665
General Mills, Inc., 3.20%, 02/10/2027	515,000	576,404
JM Smucker Co. (The), 3.38%, 12/15/2027	333,000	351,926
Kellogg Co., 3.40%, 11/15/2027	418,000	457,605
McCormick & Co., Inc., 3.40%, 08/15/2027	515,000	564,563
Tyson Foods, Inc., 3.55%, 06/02/2027	1,065,000	1,188,334
		3,559,497
Gas Utilities-0.19%
Atmos Energy Corp., 3.00%, 06/15/2027	335,000	362,753
Health Care Equipment & Supplies-1.19%
Becton, Dickinson and Co., 3.70%, 06/06/2027	1,456,000	1,637,707
Medtronic Global Holdings S.C.A., 3.35%, 04/01/2027	515,000	577,613
		2,215,320
Health Care Providers & Services-4.33%
AmerisourceBergen Corp., 3.45%, 12/15/2027	515,000	568,997
Anthem, Inc., 3.65%, 12/01/2027	1,138,000	1,289,837
Cardinal Health, Inc., 3.41%, 06/15/2027	1,125,000	1,251,557
HCA, Inc., 4.50%, 02/15/2027	1,019,000	1,130,036
Humana, Inc., 3.95%, 03/15/2027	417,000	468,446
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	331,000	363,413
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	418,000	458,786
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	417,000	452,052

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
3.45%, 01/15/2027	$784,000	$887,471
3.38%, 04/15/2027	418,000	474,065
2.95%, 10/15/2027	623,000	697,543
		8,042,203
Hotels, Restaurants & Leisure-0.91%
Darden Restaurants, Inc., 3.85%, 05/01/2027	330,000	332,739
McDonald’s Corp., 3.50%, 03/01/2027	841,000	941,026
Starbucks Corp., 2.00%, 03/12/2027	410,000	420,704
		1,694,469
Household Durables-0.71%
Leggett & Platt, Inc., 3.50%, 11/15/2027	334,000	332,096
Lennar Corp., 4.75%, 11/29/2027	615,000	671,774
PulteGroup, Inc., 5.00%, 01/15/2027	301,000	319,934
		1,323,804
Household Products-0.68%
Procter & Gamble Co. (The)
2.80%, 03/25/2027	400,000	444,272
2.85%, 08/11/2027	718,000	812,070
		1,256,342
Industrial Conglomerates-0.61%
3M Co., 2.88%, 10/15/2027	615,000	688,949
Carlisle Cos., Inc., 3.75%, 12/01/2027	418,000	436,291
		1,125,240
Insurance-1.47%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	330,000	327,628
Aon Corp., 8.21%, 01/01/2027	300,000	351,457
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	1,304,000	1,282,621
CNA Financial Corp., 3.45%, 08/15/2027	331,000	342,970
Progressive Corp. (The), 2.45%, 01/15/2027	407,000	422,210
		2,726,886
Internet & Direct Marketing Retail-2.60%
Amazon.com, Inc., 3.15%, 08/22/2027	2,854,000	3,244,228
Booking Holdings, Inc., 4.50%, 04/13/2027	600,000	668,815
eBay, Inc., 3.60%, 06/05/2027	841,000	917,752
		4,830,795
IT Services-1.60%
International Business Machines Corp., 3.30%, 01/27/2027	400,000	444,755
Mastercard, Inc., 3.30%, 03/26/2027	800,000	908,782
Visa, Inc.
1.90%, 04/15/2027	1,000,000	1,049,313
2.75%, 09/15/2027	515,000	570,590
		2,973,440
Leisure Products-0.18%
Hasbro, Inc., 3.50%, 09/15/2027	339,000	341,522
Life Sciences Tools & Services-0.31%
Thermo Fisher Scientific, Inc., 3.20%, 08/15/2027	515,000	570,251
Machinery-1.03%
CNH Industrial N.V. (United Kingdom), 3.85%, 11/15/2027	332,000	327,079
Eaton Corp., 3.10%, 09/15/2027	718,000	767,675
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp., 2.80%, 09/08/2027	$336,000	$373,849
Parker-Hannifin Corp., 3.25%, 03/01/2027	418,000	445,889
		1,914,492
Media-1.76%
Comcast Corp.
2.35%, 01/15/2027	1,183,000	1,252,816
3.30%, 02/01/2027	835,000	931,936
3.30%, 04/01/2027	600,000	670,406
ViacomCBS, Inc., 2.90%, 01/15/2027	418,000	415,328
		3,270,486
Multiline Retail-0.25%
Dollar General Corp., 3.88%, 04/15/2027	416,000	471,242
Multi-Utilities-0.97%
DTE Energy Co., 3.80%, 03/15/2027	418,000	450,471
NiSource, Inc., 3.49%, 05/15/2027	723,000	807,943
Sempra Energy, 3.25%, 06/15/2027	515,000	550,850
		1,809,264
Oil, Gas & Consumable Fuels-7.67%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	521,000	499,372
BP Capital Markets America, Inc., 3.54%, 04/06/2027	400,000	438,905
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027	1,279,000	1,390,341
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	1,104,000	1,139,620
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	630,000	573,723
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	1,138,000	1,235,265
Cimarex Energy Co., 3.90%, 05/15/2027	718,000	701,582
Concho Resources, Inc., 3.75%, 10/01/2027	623,000	652,885
Enable Midstream Partners L.P., 4.40%, 03/15/2027	418,000	359,176
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	418,000	447,509
Energy Transfer Operating L.P., 4.20%, 04/15/2027	418,000	424,959
Enterprise Products Operating LLC, 3.95%, 02/15/2027	417,000	465,399
Hess Corp., 4.30%, 04/01/2027	685,000	690,442
Marathon Oil Corp., 4.40%, 07/15/2027	628,000	581,841
MPLX L.P., 4.13%, 03/01/2027	833,000	861,921
ONEOK, Inc., 4.00%, 07/13/2027	418,000	411,739
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	1,050,000	1,167,221
Sunoco Logistics Partners Operations L.P., 4.00%, 10/01/2027	522,000	523,423
TC PipeLines L.P., 3.90%, 05/25/2027	418,000	428,659
Williams Cos., Inc. (The), 3.75%, 06/15/2027	1,192,000	1,270,237
		14,264,219
Personal Products-0.55%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	330,000	360,108
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027	600,000	658,971
		1,019,079
Pharmaceuticals-2.60%
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	766,000	838,093

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Bristol-Myers Squibb Co., 3.25%, 02/27/2027	$417,000	$476,734
Eli Lilly and Co., 3.10%, 05/15/2027	417,000	459,777
Johnson & Johnson, 2.95%, 03/03/2027	913,000	1,015,714
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027	735,000	779,052
3.10%, 05/17/2027	623,000	696,849
Zoetis, Inc., 3.00%, 09/12/2027	520,000	569,912
		4,836,131
Road & Rail-0.97%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	417,000	468,913
CSX Corp., 3.25%, 06/01/2027	793,000	876,956
Union Pacific Corp., 3.00%, 04/15/2027	418,000	457,994
		1,803,863
Semiconductors & Semiconductor Equipment-5.01%
Applied Materials, Inc., 3.30%, 04/01/2027	835,000	939,580
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	3,911,000	4,124,614
Intel Corp., 3.15%, 05/11/2027	949,000	1,063,902
Maxim Integrated Products, Inc., 3.45%, 06/15/2027	335,000	357,849
Micron Technology, Inc., 4.19%, 02/15/2027	770,000	851,904
QUALCOMM, Inc., 3.25%, 05/20/2027	1,439,000	1,604,511
Texas Instruments, Inc., 2.90%, 11/03/2027	333,000	376,732
		9,319,092
Software-5.32%
Adobe, Inc., 2.15%, 02/01/2027	700,000	749,896
Autodesk, Inc., 3.50%, 06/15/2027	418,000	470,756
Citrix Systems, Inc., 4.50%, 12/01/2027	572,000	640,395
Microsoft Corp., 3.30%, 02/06/2027	3,251,000	3,739,253
Oracle Corp.
2.80%, 04/01/2027	600,000	650,826
3.25%, 11/15/2027	2,190,000	2,452,444
VMware, Inc., 3.90%, 08/21/2027	1,125,000	1,187,503
		9,891,073
Specialty Retail-2.25%
AutoZone, Inc., 3.75%, 06/01/2027	417,000	452,683
Home Depot, Inc. (The)
2.50%, 04/15/2027	600,000	654,201
2.80%, 09/14/2027	623,000	703,883
Lowe’s Cos., Inc., 3.10%, 05/03/2027	1,021,000	1,114,275
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	623,000	682,893
TJX Cos., Inc. (The), 3.75%, 04/15/2027	500,000	568,003
		4,175,938
Technology Hardware, Storage & Peripherals-4.38%
Apple, Inc.
3.35%, 02/09/2027	1,810,000	2,056,378
3.20%, 05/11/2027	1,441,000	1,628,516
3.00%, 06/20/2027	786,000	881,022
2.90%, 09/12/2027	1,731,000	1,942,381
3.00%, 11/13/2027	1,050,000	1,183,737
Seagate HDD Cayman, 4.88%, 06/01/2027	417,000	445,184
		8,137,218
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.66%
NIKE, Inc., 2.75%, 03/27/2027	$800,000	$876,224
Tapestry, Inc., 4.13%, 07/15/2027	418,000	347,206
		1,223,430
Tobacco-0.19%
Philip Morris International, Inc., 3.13%, 08/17/2027	332,000	361,500
Trading Companies & Distributors-1.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.65%, 07/21/2027	650,000	544,840
Air Lease Corp.
3.63%, 04/01/2027	418,000	367,363
3.63%, 12/01/2027	392,000	346,797
United Rentals North America, Inc., 3.88%, 11/15/2027	679,000	682,269
		1,941,269
Water Utilities-0.24%
American Water Capital Corp., 2.95%, 09/01/2027	414,000	446,733
Total U.S. Dollar Denominated Bonds & Notes (Cost $175,767,884)		184,290,926
	Shares
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(c)(d) (Cost $47,396)	47,396	47,396
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.15% (Cost $175,815,280)		184,338,322
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.96%
Invesco Private Government Fund, 0.02%(c)(d)(e) (Cost $1,792,576)	1,792,576	1,792,576
TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $177,607,856)		186,130,898
OTHER ASSETS LESS LIABILITIES-(0.11)%		(204,851)
NET ASSETS-100.00%		$185,926,047

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$147,128	$24,685,839	$(24,785,571)	$-	$-	$47,396	$5,596
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	1,063,246	15,053,937	(16,117,183)	-	-	-	11,020
Invesco Liquid Assets Portfolio, Institutional Class*	355,381	4,162,713	(4,518,203)	(2)	111	-	1,357
Invesco Private Government Fund	-	6,522,187	(4,729,611)	-	-	1,792,576	17
Total	$1,565,755	$50,424,676	$(50,150,568)	$(2)	$111	$1,839,972	$17,990

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.10%
Aerospace & Defense-5.11%
General Dynamics Corp., 3.75%, 05/15/2028	$815,000	$942,510
L3Harris Technologies, Inc., 4.40%, 06/15/2028	588,000	681,641
Northrop Grumman Corp., 3.25%, 01/15/2028	1,490,000	1,653,516
Raytheon Technologies Corp., 4.13%, 11/16/2028	2,197,000	2,552,612
		5,830,279
Air Freight & Logistics-0.88%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	565,000	621,227
FedEx Corp., 3.40%, 02/15/2028	355,000	379,351
		1,000,578
Airlines-0.67%
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	564,000	520,789
Delta Air Lines, Inc., 4.38%, 04/19/2028	305,000	248,713
		769,502
Automobiles-2.18%
American Honda Finance Corp., 3.50%, 02/15/2028	501,000	536,730
Ford Motor Co., 6.63%, 10/01/2028	586,000	556,700
General Motors Co., 5.00%, 10/01/2028	529,000	552,939
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	391,000	445,447
Toyota Motor Credit Corp., 3.05%, 01/11/2028	368,000	392,756
		2,484,572
Banks-12.22%
Banco Santander S.A. (Spain), 4.38%, 04/12/2028	1,000,000	1,095,255
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	1,500,000	1,620,325
Citigroup, Inc., 4.13%, 07/25/2028	1,605,000	1,763,083
Fifth Third Bancorp, 3.95%, 03/14/2028	504,000	559,465
KeyCorp, 4.10%, 04/30/2028	591,000	662,348
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	1,225,000	1,378,285
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028	948,000	1,067,200
4.05%, 09/11/2028	721,000	832,324
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	1,025,000	1,149,693
PNC Bank N.A.
3.25%, 01/22/2028	550,000	610,928
4.05%, 07/26/2028	950,000	1,092,942
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.54%, 01/17/2028	573,000	627,967
3.94%, 07/19/2028	666,000	756,556
U.S. Bancorp, 3.90%, 04/26/2028	627,000	737,559
		13,953,930
Beverages-2.88%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028	1,893,000	2,148,229
	Principal Amount	Value
Beverages-(continued)
Constellation Brands, Inc., 3.60%, 02/15/2028	$629,000	$674,858
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	400,000	463,400
		3,286,487
Capital Markets-3.50%
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	591,000	674,085
3.85%, 04/28/2028	721,000	860,422
3.00%, 10/30/2028	399,000	430,301
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	502,000	527,439
Charles Schwab Corp. (The), 3.20%, 01/25/2028	535,000	582,118
CME Group, Inc., 3.75%, 06/15/2028	395,000	470,904
Northern Trust Corp., 3.65%, 08/03/2028	394,000	445,174
		3,990,443
Chemicals-0.55%
PPG Industries, Inc., 3.75%, 03/15/2028(b)	535,000	622,580
Commercial Services & Supplies-0.63%
Republic Services, Inc., 3.95%, 05/15/2028	629,000	724,756
Communications Equipment-0.52%
Motorola Solutions, Inc., 4.60%, 02/23/2028	535,000	591,884
Construction & Engineering-0.27%
Fluor Corp., 4.25%, 09/15/2028	355,000	305,289
Consumer Finance-1.47%
Capital One Financial Corp., 3.80%, 01/31/2028	979,000	1,023,142
Discover Bank, 4.65%, 09/13/2028	600,000	655,992
		1,679,134
Containers & Packaging-0.43%
WRKCo, Inc., 4.00%, 03/15/2028	449,000	485,911
Diversified Financial Services-0.91%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	396,000	445,201
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	535,000	597,782
		1,042,983
Electric Utilities-3.13%
Commonwealth Edison Co., 3.70%, 08/15/2028	385,000	442,442
Duke Energy Florida LLC, 3.80%, 07/15/2028	503,000	584,204
Duke Energy Progress LLC, 3.70%, 09/01/2028	397,000	457,507
Edison International, 4.13%, 03/15/2028	355,000	370,915
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	461,000	520,934
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	537,000	615,765
Xcel Energy, Inc., 4.00%, 06/15/2028	502,000	578,968
		3,570,735
Electrical Equipment-0.68%
ABB Finance USA, Inc. (Switzerland), 3.80%, 04/03/2028	674,000	777,251
Electronic Equipment, Instruments & Components-1.04%
Arrow Electronics, Inc., 3.88%, 01/12/2028	305,000	312,122

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Jabil, Inc., 3.95%, 01/12/2028	$355,000	$367,661
Trimble, Inc., 4.90%, 06/15/2028	460,000	502,506
		1,182,289
Energy Equipment & Services-0.21%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	305,000	243,365
Equity REITs-4.34%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	418,000	411,843
American Tower Corp., 3.60%, 01/15/2028	545,000	603,484
Crown Castle International Corp., 3.80%, 02/15/2028	765,000	854,211
Digital Realty Trust L.P., 4.45%, 07/15/2028	542,000	636,666
ERP Operating L.P., 3.50%, 03/01/2028	355,000	388,408
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	272,000	271,090
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	458,000	451,165
Realty Income Corp., 3.65%, 01/15/2028	355,000	379,487
Ventas Realty L.P., 4.00%, 03/01/2028	500,000	494,713
Welltower, Inc., 4.25%, 04/15/2028	439,000	458,543
		4,949,610
Food & Staples Retailing-2.23%
CVS Pass-Through Trust, 6.04%, 12/10/2028	136,868	150,529
Walmart, Inc., 3.70%, 06/26/2028	2,019,000	2,392,322
		2,542,851
Food Products-2.49%
Campbell Soup Co., 4.15%, 03/15/2028	721,000	827,654
General Mills, Inc., 4.20%, 04/17/2028	944,000	1,103,195
Kellogg Co., 4.30%, 05/15/2028	352,000	404,624
Mondelez International, Inc., 4.13%, 05/07/2028(b)	439,000	503,832
		2,839,305
Health Care Equipment & Supplies-1.35%
Boston Scientific Corp., 4.00%, 03/01/2028	531,000	597,456
Edwards Lifesciences Corp., 4.30%, 06/15/2028	463,000	546,222
Stryker Corp., 3.65%, 03/07/2028	355,000	402,368
		1,546,046
Health Care Providers & Services-9.60%
Anthem, Inc., 4.10%, 03/01/2028	984,000	1,143,828
Cigna Corp., 4.38%, 10/15/2028	2,874,000	3,380,402
CVS Health Corp., 4.30%, 03/25/2028	4,380,000	5,013,059
McKesson Corp., 3.95%, 02/16/2028	329,000	373,052
UnitedHealth Group, Inc., 3.85%, 06/15/2028	883,000	1,052,013
		10,962,354
Hotels, Restaurants & Leisure-1.80%
McDonald’s Corp., 3.80%, 04/01/2028	743,000	855,191
Starbucks Corp.
3.50%, 03/01/2028	449,000	490,497
4.00%, 11/15/2028	629,000	714,690
		2,060,378
Household Products-0.42%
Clorox Co. (The), 3.90%, 05/15/2028	418,000	474,776
	Principal Amount	Value
Industrial Conglomerates-1.21%
3M Co., 3.63%, 09/14/2028	$519,000	$596,212
Roper Technologies, Inc., 4.20%, 09/15/2028	674,000	786,347
		1,382,559
Insurance-1.73%
American International Group, Inc., 4.20%, 04/01/2028	629,000	700,883
Lincoln National Corp., 3.80%, 03/01/2028	305,000	325,105
Prudential Financial, Inc., 3.88%, 03/27/2028	449,000	504,226
Willis North America, Inc., 4.50%, 09/15/2028	396,000	450,184
		1,980,398
Internet & Direct Marketing Retail-0.86%
Booking Holdings, Inc., 3.55%, 03/15/2028	367,000	385,142
Expedia Group, Inc., 3.80%, 02/15/2028	649,000	600,305
		985,447
IT Services-0.37%
Mastercard, Inc., 3.50%, 02/26/2028	367,000	423,625
Machinery-1.18%
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/2028	408,000	444,597
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/2028	854,000	897,129
		1,341,726
Marine-0.30%
Kirby Corp., 4.20%, 03/01/2028	355,000	342,675
Media-5.30%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	712,000	772,523
4.20%, 03/15/2028	994,000	1,106,764
Comcast Corp.
3.15%, 02/15/2028	1,264,000	1,390,508
3.55%, 05/01/2028	765,000	868,511
Discovery Communications LLC, 3.95%, 03/20/2028	1,306,000	1,409,857
ViacomCBS, Inc., 3.38%, 02/15/2028	493,000	498,720
		6,046,883
Metals & Mining-0.39%
Nucor Corp., 3.95%, 05/01/2028	399,000	444,136
Multiline Retail-1.33%
Dollar General Corp., 4.13%, 05/01/2028	393,000	447,562
Dollar Tree, Inc., 4.20%, 05/15/2028	948,000	1,070,161
		1,517,723
Multi-Utilities-0.68%
Sempra Energy, 3.40%, 02/01/2028	728,000	781,506
Oil, Gas & Consumable Fuels-10.30%
Apache Corp., 4.38%, 10/15/2028	649,000	576,732
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028	629,000	708,614
Concho Resources, Inc., 4.30%, 08/15/2028	743,000	807,756
Continental Resources, Inc., 4.38%, 01/15/2028	649,000	549,833
Enable Midstream Partners L.P., 4.95%, 05/15/2028	457,000	388,326
Energy Transfer Operating L.P., 4.95%, 06/15/2028	743,000	784,073

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Equinor ASA (Norway), 3.63%, 09/10/2028	$728,000	$825,300
Kinder Morgan, Inc., 4.30%, 03/01/2028	944,000	1,055,182
MPLX L.P., 4.00%, 03/15/2028	847,000	874,124
Noble Energy, Inc., 3.85%, 01/15/2028	458,000	417,262
ONEOK, Inc., 4.55%, 07/15/2028	439,000	440,147
Phillips 66, 3.90%, 03/15/2028	629,000	703,639
Phillips 66 Partners L.P., 3.75%, 03/01/2028	368,000	377,433
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	1,016,000	1,071,713
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	1,016,000	1,154,757
Valero Energy Corp., 4.35%, 06/01/2028	535,000	597,877
Valero Energy Partners L.P., 4.50%, 03/15/2028	394,000	430,612
		11,763,380
Personal Products-1.00%
Unilever Capital Corp. (United Kingdom), 3.50%, 03/22/2028	1,000,000	1,147,436
Pharmaceuticals-7.04%
Elanco Animal Health, Inc., 5.65%, 08/28/2028	377,000	418,470
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028	1,306,000	1,535,630
Johnson & Johnson, 2.90%, 01/15/2028	1,228,000	1,382,670
Pfizer, Inc., 3.60%, 09/15/2028	721,000	849,688
Pharmacia LLC, 6.60%, 12/01/2028	525,000	725,601
Sanofi (France), 3.63%, 06/19/2028	721,000	854,552
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	1,400,000	1,721,464
Zoetis, Inc., 3.90%, 08/20/2028	483,000	551,123
		8,039,198
Road & Rail-2.23%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	414,000	470,094
CSX Corp., 3.80%, 03/01/2028	629,000	716,579
Union Pacific Corp., 3.95%, 09/10/2028	1,174,000	1,364,653
		2,551,326
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-0.76%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	$848,000	$871,525
Software-1.13%
salesforce.com, inc., 3.70%, 04/11/2028	1,120,000	1,294,273
Specialty Retail-0.36%
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	366,000	413,054
Tobacco-0.34%
Philip Morris International, Inc., 3.13%, 03/02/2028	355,000	391,649
Trading Companies & Distributors-0.22%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.88%, 01/23/2028	300,000	247,998
Water Utilities-0.50%
American Water Capital Corp., 3.75%, 09/01/2028	497,000	567,998
Wireless Telecommunication Services-2.36%
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028	2,298,000	2,691,026
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.10% (Cost $109,357,176)		113,142,829
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.66%
Invesco Private Government Fund, 0.02%(c)(d)(e) (Cost $748,440)	748,440	748,440
TOTAL INVESTMENTS IN SECURITIES-99.76% (Cost $110,105,616)		113,891,269
OTHER ASSETS LESS LIABILITIES-0.24%		277,044
NET ASSETS-100.00%		$114,168,313

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$141,016	$36,081,184	$(36,222,205)	$-	$5	$-	$5,853

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2020
(Unaudited)
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$427,202	$8,414,410	$(8,841,612)	$-	$-	$-	$6,376
Invesco Liquid Assets Portfolio, Institutional Class*	142,401	2,470,341	(2,612,324)	-	(418)	-	786
Invesco Private Government Fund	-	3,029,855	(2,281,415)	-	-	748,440	10
Total	$710,619	$49,995,790	$(49,957,556)	$-	$(413)	$748,440	$13,025

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.60%
Aerospace & Defense-0.82%
Boeing Co. (The), 3.20%, 03/01/2029	$77,000	$72,880
Raytheon Technologies Corp., 7.50%, 09/15/2029	74,000	105,909
		178,789
Air Freight & Logistics-0.41%
United Parcel Service, Inc., 3.40%, 03/15/2029	77,000	88,159
Airlines-0.28%
Delta Air Lines, Inc., 3.75%, 10/28/2029	77,000	59,969
Automobiles-1.21%
General Motors Financial Co., Inc., 5.65%, 01/17/2029	39,000	42,506
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	150,000	163,122
Toyota Motor Credit Corp., 3.65%, 01/08/2029	50,000	56,601
		262,229
Banks-7.27%
KeyCorp, 2.55%, 10/01/2029	100,000	98,917
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029	200,000	223,977
3.20%, 07/18/2029	200,000	215,766
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	200,000	225,716
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.04%, 07/16/2029	400,000	425,606
Truist Financial Corp., 3.88%, 03/19/2029	83,000	90,673
Wells Fargo & Co., 4.15%, 01/24/2029	263,000	299,973
		1,580,628
Beverages-4.55%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	500,000	591,634
Coca-Cola Co. (The), 2.13%, 09/06/2029	77,000	81,103
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	200,000	211,139
PepsiCo, Inc., 7.00%, 03/01/2029	74,000	106,257
		990,133
Building Products-0.36%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	77,000	77,339
Capital Markets-3.87%
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	77,000	85,139
BlackRock, Inc., 3.25%, 04/30/2029	127,000	145,107
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	124,000	138,967
Charles Schwab Corp. (The)
4.00%, 02/01/2029	75,000	87,623
3.25%, 05/22/2029	150,000	166,058
Lazard Group LLC, 4.38%, 03/11/2029	75,000	80,320
Northern Trust Corp., 3.15%, 05/03/2029	50,000	54,881
S&P Global, Inc., 2.50%, 12/01/2029	77,000	82,774
		840,869
Chemicals-3.38%
Dow Chemical Co. (The), 7.38%, 11/01/2029	150,000	208,959
Huntsman International LLC, 4.50%, 05/01/2029	120,000	122,169
Methanex Corp. (Canada), 5.25%, 12/15/2029	77,000	67,387
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	100,000	114,311
	Principal Amount	Value
Chemicals-(continued)
Rohm & Haas Co., 7.85%, 07/15/2029	$100,000	$139,512
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	77,000	82,016
		734,354
Commercial Services & Supplies-0.78%
Waste Connections, Inc., 3.50%, 05/01/2029	77,000	84,175
Waste Management, Inc., 3.45%, 06/15/2029	77,000	85,488
		169,663
Communications Equipment-0.77%
Juniper Networks, Inc., 3.75%, 08/15/2029(b)	77,000	84,733
Motorola Solutions, Inc., 4.60%, 05/23/2029	75,000	83,773
		168,506
Consumer Finance-0.35%
Synchrony Financial, 5.15%, 03/19/2029	74,000	75,857
Containers & Packaging-0.80%
WRKCo, Inc., 4.90%, 03/15/2029	150,000	172,940
Diversified Financial Services-0.42%
MidAmerican Energy Co., 3.65%, 04/15/2029	77,000	91,466
Diversified Telecommunication Services-4.94%
AT&T, Inc., 4.35%, 03/01/2029	350,000	397,841
Verizon Communications, Inc.
3.88%, 02/08/2029	125,000	145,377
4.02%, 12/03/2029	450,000	529,815
		1,073,033
Electric Utilities-4.65%
Avangrid, Inc., 3.80%, 06/01/2029	150,000	166,818
Duke Energy Corp., 3.40%, 06/15/2029	77,000	85,295
Duke Energy Florida LLC, 2.50%, 12/01/2029	77,000	82,594
Duke Energy Progress LLC, 3.45%, 03/15/2029	77,000	88,403
Evergy, Inc., 2.90%, 09/15/2029	77,000	81,222
Eversource Energy, Series O, 4.25%, 04/01/2029	50,000	58,071
Nevada Power Co., Series CC, 3.70%, 05/01/2029	77,000	88,840
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/2029	50,000	57,133
2.75%, 11/01/2029	113,000	122,021
Southern California Edison Co., Series A, 4.20%, 03/01/2029	75,000	86,433
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	39,000	42,733
Xcel Energy, Inc., 2.60%, 12/01/2029	50,000	52,434
		1,011,997
Electronic Equipment, Instruments & Components-0.77%
Amphenol Corp., 4.35%, 06/01/2029	75,000	87,297
Keysight Technologies, Inc., 3.00%, 10/30/2029	77,000	81,051
		168,348
Energy Equipment & Services-0.36%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	77,000	77,618
Entertainment-1.55%
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	75,000	84,043
Walt Disney Co. (The), 2.00%, 09/01/2029	250,000	253,728
		337,771

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Equity REITs-8.46%
American Tower Corp.
3.95%, 03/15/2029	$77,000	$87,484
3.80%, 08/15/2029	200,000	224,711
Boston Properties L.P., 3.40%, 06/21/2029	77,000	81,108
Camden Property Trust, 3.15%, 07/01/2029	77,000	82,810
Crown Castle International Corp., 4.30%, 02/15/2029	75,000	86,407
CyrusOne L.P./CyrusOne Finance Corp., 3.45%, 11/15/2029	77,000	76,252
Digital Realty Trust L.P., 3.60%, 07/01/2029	150,000	167,572
ERP Operating L.P., 3.00%, 07/01/2029	77,000	83,132
Essex Portfolio L.P., 4.00%, 03/01/2029	75,000	82,195
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	150,000	144,436
Healthpeak Properties, Inc., 3.50%, 07/15/2029	77,000	78,326
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	77,000	70,095
Public Storage, 3.39%, 05/01/2029	50,000	55,727
Simon Property Group L.P., 2.45%, 09/13/2029	150,000	137,525
Ventas Realty L.P., 4.40%, 01/15/2029	75,000	76,602
VEREIT Operating Partnership L.P., 3.10%, 12/15/2029	77,000	66,162
Welltower, Inc., 4.13%, 03/15/2029	75,000	77,415
Weyerhaeuser Co., 4.00%, 11/15/2029	150,000	160,158
		1,838,117
Food & Staples Retailing-2.07%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	74,000	101,990
Kroger Co. (The), 4.50%, 01/15/2029(b)	75,000	90,206
Walmart, Inc.
3.25%, 07/08/2029	150,000	174,048
2.38%, 09/24/2029	77,000	83,646
		449,890
Food Products-1.42%
Kraft Heinz Foods Co. (The), 4.63%, 01/30/2029	150,000	162,116
Tyson Foods, Inc., 4.35%, 03/01/2029	124,000	147,211
		309,327
Gas Utilities-0.40%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	77,000	86,706
Health Care Equipment & Supplies-0.78%
Boston Scientific Corp., 4.00%, 03/01/2029	150,000	170,483
Health Care Providers & Services-3.13%
Anthem, Inc., 2.88%, 09/15/2029	77,000	83,346
CommonSpirit Health, 3.35%, 10/01/2029	77,000	77,732
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	77,000	81,089
HCA, Inc., 4.13%, 06/15/2029	250,000	271,955
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	77,000	81,256
Quest Diagnostics, Inc., 4.20%, 06/30/2029	75,000	85,706
		681,084
Hotels, Restaurants & Leisure-0.65%
Starbucks Corp., 3.55%, 08/15/2029	127,000	140,676
Household Durables-0.75%
Leggett & Platt, Inc., 4.40%, 03/15/2029	75,000	78,732
Whirlpool Corp., 4.75%, 02/26/2029	74,000	84,273
		163,005
	Principal Amount	Value
Household Products-0.40%
Kimberly-Clark Corp., 3.20%, 04/25/2029	$77,000	$87,893
Industrial Conglomerates-1.59%
3M Co.
3.38%, 03/01/2029	127,000	144,130
2.38%, 08/26/2029	113,000	119,887
Roper Technologies, Inc., 2.95%, 09/15/2029	77,000	81,802
		345,819
Insurance-4.12%
American International Group, Inc., 4.25%, 03/15/2029	75,000	83,404
Aon Corp., 3.75%, 05/02/2029	77,000	85,810
CNA Financial Corp., 3.90%, 05/01/2029	77,000	80,085
CNO Financial Group, Inc., 5.25%, 05/30/2029	50,000	51,967
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029(b)	77,000	78,831
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	150,000	177,757
PartnerRe Finance B LLC, 3.70%, 07/02/2029	77,000	82,883
Principal Financial Group, Inc., 3.70%, 05/15/2029	77,000	86,661
Progressive Corp. (The), 4.00%, 03/01/2029	75,000	88,897
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	75,000	79,174
		895,469
IT Services-5.93%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	77,000	81,094
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	77,000	89,172
Fiserv, Inc., 3.50%, 07/01/2029	374,000	413,752
International Business Machines Corp., 3.50%, 05/15/2029	350,000	399,882
Mastercard, Inc., 2.95%, 06/01/2029	127,000	142,630
PayPal Holdings, Inc., 2.85%, 10/01/2029	150,000	162,515
		1,289,045
Leisure Products-0.36%
Hasbro, Inc., 3.90%, 11/19/2029	77,000	77,478
Life Sciences Tools & Services-1.10%
PerkinElmer, Inc., 3.30%, 09/15/2029	113,000	117,363
Thermo Fisher Scientific, Inc., 2.60%, 10/01/2029	113,000	122,154
		239,517
Machinery-2.23%
Caterpillar, Inc., 2.60%, 09/19/2029	75,000	80,997
Deere & Co., 5.38%, 10/16/2029	74,000	95,192
Ingersoll-Rand Luxembourg Finance S.A., 3.80%, 03/21/2029	77,000	84,471
John Deere Capital Corp., 3.45%, 03/07/2029	77,000	88,092
Parker-Hannifin Corp., 3.25%, 06/14/2029	127,000	137,063
		485,815
Media-1.57%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	150,000	175,833
Discovery Communications LLC, 4.13%, 05/15/2029	77,000	82,502
ViacomCBS, Inc., 4.20%, 06/01/2029	77,000	82,183
		340,518

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Multiline Retail-0.59%
Target Corp., 3.38%, 04/15/2029	$113,000	$128,871
Multi-Utilities-0.56%
Dominion Energy Gas Holdings LLC, Series B, 3.00%, 11/15/2029	77,000	79,238
DTE Energy Co., Series C, 3.40%, 06/15/2029	39,000	41,604
		120,842
Oil, Gas & Consumable Fuels-9.11%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	77,000	74,993
ConocoPhillips Holding Co., 6.95%, 04/15/2029	200,000	275,228
Diamondback Energy, Inc., 3.50%, 12/01/2029	150,000	146,433
Enable Midstream Partners L.P., 4.15%, 09/15/2029	77,000	62,791
Enbridge, Inc. (Canada), 3.13%, 11/15/2029	127,000	130,892
Energy Transfer Operating L.P., 5.25%, 04/15/2029	200,000	213,934
Enterprise Products Operating LLC, 3.13%, 07/31/2029	150,000	159,407
Exxon Mobil Corp., 2.44%, 08/16/2029	150,000	158,451
Husky Energy, Inc. (Canada), 4.40%, 04/15/2029	77,000	72,973
MPLX L.P., 4.80%, 02/15/2029	75,000	81,923
ONEOK, Inc., 4.35%, 03/15/2029	77,000	78,098
Phillips 66 Partners L.P., 3.15%, 12/15/2029	77,000	75,723
Shell International Finance B.V. (Netherlands), 2.38%, 11/07/2029	150,000	156,969
Total Capital International S.A. (France), 3.46%, 02/19/2029	150,000	167,415
Valero Energy Corp., 4.00%, 04/01/2029	113,000	124,802
		1,980,032
Paper & Forest Products-0.26%
Georgia-Pacific LLC, 7.75%, 11/15/2029	39,000	57,046
Personal Products-0.86%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029	77,000	81,764
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	100,000	104,675
		186,439
Pharmaceuticals-3.63%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	125,000	148,190
Eli Lilly and Co., 3.38%, 03/15/2029	77,000	88,750
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	77,000	88,817
Merck & Co., Inc., 3.40%, 03/07/2029	200,000	230,037
Pfizer, Inc., 3.45%, 03/15/2029	200,000	232,559
		788,353
Road & Rail-1.27%
CSX Corp., 4.25%, 03/15/2029	124,000	147,015
Union Pacific Corp., 3.70%, 03/01/2029	113,000	129,288
		276,303
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-3.15%
Intel Corp., 2.45%, 11/15/2029	$277,000	$297,498
KLA Corp., 4.10%, 03/15/2029	75,000	86,836
Lam Research Corp., 4.00%, 03/15/2029	113,000	131,946
Micron Technology, Inc., 5.33%, 02/06/2029	75,000	86,664
Texas Instruments, Inc., 2.25%, 09/04/2029	77,000	81,935
		684,879
Specialty Retail-2.36%
Home Depot, Inc. (The), 2.95%, 06/15/2029	233,000	258,339
Lowe’s Cos., Inc., 3.65%, 04/05/2029	150,000	168,830
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	77,000	85,770
		512,939
Technology Hardware, Storage & Peripherals-1.24%
Apple, Inc., 2.20%, 09/11/2029(b)	250,000	268,807
Tobacco-2.62%
Altria Group, Inc., 4.80%, 02/14/2029	350,000	404,195
BAT Capital Corp. (United Kingdom), 3.46%, 09/06/2029	77,000	79,509
Philip Morris International, Inc., 3.38%, 08/15/2029	77,000	86,476
		570,180
Trading Companies & Distributors-0.25%
GATX Corp., 4.70%, 04/01/2029	50,000	54,603
Water Utilities-0.20%
American Water Capital Corp., 3.45%, 06/01/2029	39,000	43,888
Total U.S. Dollar Denominated Bonds & Notes (Cost $20,966,836)		21,433,692
	Shares
Money Market Funds-0.50%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(c)(d) (Cost $109,241)	109,241	109,241
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.10% (Cost $21,076,077)		21,542,933
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.22%
Invesco Private Government Fund, 0.02%(c)(d)(e) (Cost $481,581)	481,581	481,581
TOTAL INVESTMENTS IN SECURITIES-101.32% (Cost $21,557,658)		22,024,514
OTHER ASSETS LESS LIABILITIES-(1.32)%		(286,382)
NET ASSETS-100.00%		$21,738,132

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$6,901,986	$(6,792,745)	$-	$-	$109,241	$1,093
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	-	2,183,556	(2,183,556)	-	-	-	488
Invesco Liquid Assets Portfolio, Institutional Class*	-	549,725	(549,621)	-	(104)	-	7
Invesco Private Government Fund	-	1,551,300	(1,069,719)	-	-	481,581	7
Total	$-	$11,186,567	$(10,595,641)	$-	$(104)	$590,822	$1,595

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-55.10%
U.S. Treasury Bills-55.10%(b)
0.02%–0.16%, 06/25/2020	$220,081,000	$220,065,227
0.07%–0.10%, 07/23/2020	230,911,000	230,870,142
Total U.S. Treasury Securities (Cost $450,955,846)		450,935,369
U.S. Dollar Denominated Bonds & Notes-43.48%
Airlines-0.76%
United Airlines Holdings, Inc., 6.00%, 12/01/2020	6,514,000	6,197,257
Auto Components-0.78%
Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/2020	6,254,000	6,350,374
Chemicals-5.46%
Blue Cube Spinco LLC
9.75%, 10/15/2023	17,340,000	18,087,614
10.00%, 10/15/2025	12,044,000	12,723,824
PQ Corp., 6.75%, 11/15/2022(c)	13,584,000	13,897,994
		44,709,432
Commercial Services & Supplies-0.00%
Covanta Holding Corp., 5.88%, 03/01/2024	5,000	5,031
Construction & Engineering-0.30%
Zekelman Industries, Inc., 9.88%, 06/15/2023(c)	2,433,000	2,422,733
Consumer Finance-4.90%
LoanCore Capital Markets LLC/JLC Finance Corp., 6.88%, 06/01/2020(c)	3,857,000	3,857,000
Navient Corp., 5.00%, 10/26/2020	10,823,000	10,676,240
Springleaf Finance Corp., 8.25%, 12/15/2020	25,089,000	25,473,238
Stearns Holdings LLC/Stearns Co-Issuer, Inc., 5.00%, 11/05/2024(c)	107,069	64,777
		40,071,255
Energy Equipment & Services-1.38%
Nabors Industries, Inc., 5.00%, 09/15/2020	7,050,000	6,901,174
Transocean, Inc., 6.50%, 11/15/2020	4,650,000	4,392,762
		11,293,936
Food Products-0.11%
TreeHouse Foods, Inc., 6.00%, 02/15/2024(c)	860,000	883,740
Hotels, Restaurants & Leisure-0.77%
Yum! Brands, Inc., 3.88%, 11/01/2020	6,246,000	6,276,356
Household Durables-0.19%
Prestige Brands, Inc., 6.38%, 03/01/2024(c)	1,525,000	1,572,816
Machinery-0.69%
Welbilt, Inc., 9.50%, 02/15/2024	6,259,000	5,664,395
Media-5.28%
CSC Holdings LLC, 10.88%, 10/15/2025(c)	39,848,000	43,236,873
Metals & Mining-0.12%
Constellium SE, 6.63%, 03/01/2025(c)	1,003,000	1,022,443
	Principal Amount	Value
Oil, Gas & Consumable Fuels-4.95%
CITGO Petroleum Corp., 6.25%, 08/15/2022(c)	$16,331,000	$16,055,251
Murphy Oil Corp., 6.88%, 08/15/2024	13,150,000	12,756,881
NuStar Logistics L.P., 4.80%, 09/01/2020	11,535,000	11,670,363
		40,482,495
Professional Services-2.37%
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/2020	19,387,000	19,411,234
Software-2.06%
NortonLifeLock, Inc., 4.20%, 09/15/2020	13,982,000	14,055,406
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/2024(c)	2,784,000	2,836,492
		16,891,898
Specialty Retail-1.19%
Caleres, Inc., 6.25%, 08/15/2023	3,902,000	3,336,210
Penske Automotive Group, Inc., 3.75%, 08/15/2020	6,443,000	6,402,409
		9,738,619
Technology Hardware, Storage & Peripherals-3.57%
Dell International LLC/EMC Corp., 5.88%, 06/15/2021(c)	15,765,000	15,794,402
EMC Corp., 2.65%, 06/01/2020	13,401,000	13,401,000
		29,195,402
Wireless Telecommunication Services-8.60%
Intelsat Jackson Holdings S.A. (Luxembourg), 8.00%, 02/15/2024(c)(d)	3,838,000	3,886,378
Sprint Communications, Inc., 7.00%, 08/15/2020	28,594,000	28,849,630
T-Mobile USA, Inc.
6.00%, 03/01/2023	12,439,000	12,600,147
6.50%, 01/15/2024	4,533,000	4,648,161
6.00%, 04/15/2024	19,984,000	20,381,382
		70,365,698
Total U.S. Dollar Denominated Bonds & Notes (Cost $359,568,889)		355,791,987
	Shares
Common Stocks & Other Equity Interests-0.04%
Consumer Finance-0.04%
Stearns Holdings LLC(e)(f)(g) (Cost $353,155)	4,069,000	352,215

Money Market Funds-0.55%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(h)(i) (Cost $4,478,346)	4,478,346	4,478,346
TOTAL INVESTMENTS IN SECURITIES-99.17% (Cost $815,356,236)		811,557,917
OTHER ASSETS LESS LIABILITIES-0.83%		6,765,502
NET ASSETS-100.00%		$818,323,419

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)—(continued)
May 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $105,530,899, which represented 12.90% of the Fund’s Net Assets.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2020 represented less than 1% of the Fund’s Net Assets.
(e)	Non-income producing security.
(f)	Acquired as part of a bankruptcy restructuring.
(g)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$121,462,842	$1,147,434,305	$(1,264,418,801)	$-	$-	$4,478,346	$741,747
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	35,931,633	48,450,647	(84,382,280)	-	-	-	157,453
Invesco Liquid Assets Portfolio, Institutional Class*	11,977,211	15,281,229	(27,258,696)	(401)	657	-	15,833
Total	$169,371,686	$1,211,166,181	$(1,376,059,777)	$(401)	$657	$4,478,346	$915,033

*	At May 31, 2020, this security was no longer held.

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-94.26%
Airlines-0.61%
Air Canada (Canada), 7.75%, 04/15/2021(b)	$5,958,000	$5,905,123
Chemicals-1.10%
WR Grace & Co.-Conn, 5.13%, 10/01/2021(b)	10,240,000	10,538,854
Commercial Services & Supplies-2.65%
ADT Security Corp. (The), 6.25%, 10/15/2021	15,014,000	15,560,585
R.R. Donnelley & Sons Co., 7.88%, 03/15/2021	2,651,000	2,647,355
Ritchie Bros Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	7,067,000	7,297,419
		25,505,359
Communications Equipment-1.45%
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	13,293,000	13,924,085
Construction Materials-0.49%
CPG Merger Sub LLC, 8.00%, 10/01/2021(b)	4,674,000	4,692,345
Consumer Finance-3.13%
Navient Corp.
5.88%, 03/25/2021	9,244,000	9,088,562
6.63%, 07/26/2021	11,592,000	11,450,694
Springleaf Finance Corp., 7.75%, 10/01/2021	9,288,000	9,541,330
		30,080,586
Containers & Packaging-0.71%
Graphic Packaging International LLC, 4.75%, 04/15/2021	6,706,000	6,806,590
Distributors-0.71%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/2026(b)	6,608,000	6,854,578
Diversified Financial Services-0.53%
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/2021(b)	6,554,000	5,070,338
Diversified Telecommunication Services-3.46%
CenturyLink, Inc., Series S, 6.45%, 06/15/2021	18,215,000	18,772,834
Cogent Communications Group, Inc., 5.63%, 04/15/2021(b)(c)	2,354,000	2,362,063
Level 3 Financing, Inc., 5.38%, 01/15/2024	11,998,000	12,191,708
		33,326,605
Electric Utilities-5.21%
NRG Energy, Inc.
7.25%, 05/15/2026	14,775,000	15,930,922
6.63%, 01/15/2027	17,754,000	18,949,110
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	14,487,000	15,253,435
		50,133,467
Electrical Equipment-1.08%
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/2026(b)	9,840,000	10,379,380
Entertainment-1.91%
Guitar Center, Inc., 9.50%, 10/15/2021(b)(c)	9,117,000	6,772,244
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	4,067,000	3,939,134
Netflix, Inc., 5.38%, 02/01/2021	7,491,000	7,671,233
		18,382,611
	Principal Amount	Value
Equity REITs-1.56%
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/2024(b)	$6,877,000	$6,980,877
Iron Mountain, Inc., 4.38%, 06/01/2021(b)	8,010,000	8,026,381
		15,007,258
Food Products-0.41%
Simmons Foods, Inc., 7.75%, 01/15/2024(b)	3,748,000	3,967,801
Health Care Providers & Services-0.44%
Owens & Minor, Inc., 3.88%, 09/15/2021(c)	4,458,000	4,241,542
Hotels, Restaurants & Leisure-10.61%
Boyd Gaming Corp., 6.38%, 04/01/2026	10,749,000	10,716,914
Boyne USA, Inc., 7.25%, 05/01/2025(b)	7,143,000	7,579,759
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/2026	22,611,000	22,756,615
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/2026(b)	14,009,000	14,613,558
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/2026	10,813,000	10,757,259
Scientific Games International, Inc., 6.63%, 05/15/2021	5,015,000	4,882,729
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC (Canada), 7.00%, 07/15/2026(b)	14,418,000	15,316,458
Wyndham Destinations, Inc., 5.63%, 03/01/2021	3,513,000	3,490,605
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/2026(b)	6,707,000	6,392,006
Yum! Brands, Inc., 3.75%, 11/01/2021	5,492,000	5,573,693
		102,079,596
Household Durables-1.19%
KB Home, 7.00%, 12/15/2021	6,635,000	6,957,627
Lennar Corp., 8.38%, 01/15/2021	8,000	8,289
TRI Pointe Group, Inc., 4.88%, 07/01/2021	4,463,000	4,456,863
		11,422,779
Independent Power and Renewable Electricity Producers-2.06%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad Itabo S.A. (Dominican Republic), 7.95%, 05/11/2026(b)	3,406,000	3,193,125
Clearway Energy Operating LLC, 5.75%, 10/15/2025	8,590,000	9,166,260
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	7,072,000	7,496,320
		19,855,705
Industrial Conglomerates-0.78%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.75%, 02/01/2024	7,375,000	7,512,507
Insurance-1.57%
Genworth Holdings, Inc.
7.20%, 02/15/2021	6,295,000	5,814,219
7.63%, 09/24/2021(c)	10,056,000	9,319,951
		15,134,170
Life Sciences Tools & Services-0.80%
Charles River Laboratories International, Inc., 5.50%, 04/01/2026(b)	7,319,000	7,669,617
Media-19.01%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	40,103,000	42,316,084

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Media-(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 02/15/2026(b)	$35,395,000	$36,987,598
5.88%, 05/01/2027(b)	10,827,000	11,345,668
CSC Holdings LLC, 6.75%, 11/15/2021	15,638,000	16,519,123
DISH DBS Corp., 6.75%, 06/01/2021	29,789,000	30,452,550
Lamar Media Corp., 5.75%, 02/01/2026	9,464,000	9,876,299
Meredith Corp., 6.88%, 02/01/2026(c)	18,208,000	16,918,054
Sirius XM Radio, Inc., 5.38%, 07/15/2026(b)	12,937,000	13,454,868
TEGNA, Inc., 4.88%, 09/15/2021(b)	5,036,000	5,018,702
		182,888,946
Metals & Mining-0.35%
Century Aluminum Co., 7.50%, 06/01/2021(b)	3,728,000	3,368,714
Mortgage REITs-1.49%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 08/01/2021(b)	4,087,000	3,907,683
Starwood Property Trust, Inc., 5.00%, 12/15/2021	10,617,000	10,434,547
		14,342,230
Multiline Retail-0.57%
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/2021(b)	5,876,000	5,434,389
Oil, Gas & Consumable Fuels-5.56%
American Midstream Partners L.P./American Midstream Finance Corp., 9.50%, 12/15/2021(b)	6,222,000	5,622,355
Antero Resources Corp., 5.38%, 11/01/2021(c)	14,221,000	12,767,258
Buckeye Partners L.P., 4.88%, 02/01/2021	2,000,000	2,006,250
DCP Midstream Operating L.P., 4.75%, 09/30/2021(b)	7,218,000	7,093,959
EQT Corp., 4.88%, 11/15/2021	3,728,000	3,665,090
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/2021(b)	1,434,000	917,760
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	10,147,000	9,821,332
NuStar Logistics L.P., 6.75%, 02/01/2021	4,957,000	5,005,950
Western Midstream Operating L.P., 5.38%, 06/01/2021	6,562,000	6,563,181
		53,463,135
Paper & Forest Products-1.27%
Eldorado International Finance GmbH (Brazil), 8.63%, 06/16/2021(b)	4,000,000	4,014,500
Mercer International, Inc. (Germany)
6.50%, 02/01/2024	3,083,000	2,963,210
7.38%, 01/15/2025	5,360,000	5,272,337
		12,250,047
Personal Products-0.95%
Edgewell Personal Care Co., 4.70%, 05/19/2021	8,745,000	9,109,754
Pharmaceuticals-3.25%
Bausch Health Cos., Inc., 9.00%, 12/15/2025(b)	21,575,000	23,719,447
Elanco Animal Health, Inc., 4.66%, 08/27/2021	7,342,000	7,507,195
		31,226,642
	Principal Amount	Value
Professional Services-0.92%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.50%, 10/01/2021(b)	$8,776,000	$8,811,674
Real Estate Management & Development-0.86%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 12/01/2021(b)	8,661,000	8,295,636
Semiconductors & Semiconductor Equipment-1.41%
Qorvo, Inc., 5.50%, 07/15/2026	12,880,000	13,554,204
Software-2.14%
CDK Global, Inc., 5.88%, 06/15/2026	7,208,000	7,603,107
Open Text Corp. (Canada), 5.88%, 06/01/2026(b)	12,584,000	13,022,112
		20,625,219
Specialty Retail-1.54%
Gamestop Corp., 6.75%, 03/15/2021(b)(c)	6,753,000	5,151,357
L Brands, Inc., 6.63%, 04/01/2021	9,686,000	9,672,682
		14,824,039
Technology Hardware, Storage & Peripherals-3.32%
Dell, Inc., 4.63%, 04/01/2021(c)	5,806,000	5,927,200
Vericast Corp., 9.25%, 03/01/2021(b)(c)	10,289,000	10,269,708
Xerox Corp., 4.50%, 05/15/2021	15,686,000	15,766,862
		31,963,770
Thrifts & Mortgage Finance-1.20%
Nationstar Mortgage Holdings, Inc., 9.13%, 07/15/2026(b)	11,202,000	11,499,581
Tobacco-0.40%
Pyxus International, Inc., 8.50%, 04/15/2021(b)	4,119,000	3,892,455
Trading Companies & Distributors-2.39%
United Rentals North America, Inc., 5.88%, 09/15/2026	14,745,000	15,491,908
WESCO Distribution, Inc., 5.38%, 12/15/2021	7,485,000	7,464,603
		22,956,511
Wireless Telecommunication Services-5.17%
Sprint Communications, Inc., 11.50%, 11/15/2021	15,166,000	16,974,924
Sprint Corp., 7.25%, 09/15/2021	16,299,000	17,119,247
T-Mobile USA, Inc.
6.50%, 01/15/2024	187,000	191,751
6.50%, 01/15/2026	14,624,000	15,466,562
		49,752,484
Total U.S. Dollar Denominated Bonds & Notes (Cost $924,899,144)		906,750,326
	Shares
Money Market Funds-2.22%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $21,347,558)	21,347,558	21,347,558
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-96.48% (Cost $946,246,702)		928,097,884

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.30%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $31,741,805)	31,741,805	$31,741,805
TOTAL INVESTMENTS IN SECURITIES-99.78% (Cost $977,988,507)		959,839,689
OTHER ASSETS LESS LIABILITIES-0.22%		2,161,922
NET ASSETS-100.00%		$962,001,611

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $394,266,397, which represented 40.98% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$41,422,747	$404,332,497	$(424,407,686)	$-	$-	$21,347,558	$338,366
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	44,277,498	144,324,218	(188,601,716)	-	-	-	303,494
Invesco Liquid Assets Portfolio, Institutional Class*	14,354,899	41,119,924	(55,469,002)	(156)	(5,665)	-	45,620
Invesco Private Government Fund	-	74,802,552	(43,060,747)	-	-	31,741,805	396
Total	$100,055,144	$664,579,191	$(711,539,151)	$(156)	$(5,665)	$53,089,363	$687,876

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-94.65%
Aerospace & Defense-1.42%
Bombardier, Inc. (Canada), 6.00%, 10/15/2022(b)	$7,147,000	$4,632,149
TransDigm, Inc., 7.50%, 03/15/2027	3,195,000	3,151,660
Triumph Group, Inc., 5.25%, 06/01/2022	1,562,000	1,283,160
		9,066,969
Air Freight & Logistics-1.25%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	7,956,000	7,983,647
Airlines-0.30%
United Airlines Holdings, Inc., 4.25%, 10/01/2022(c)	2,385,000	1,917,695
Auto Components-0.39%
American Axle & Manufacturing, Inc., 6.63%, 10/15/2022	2,490,000	2,480,476
Automobiles-0.00%
Mclaren Finance PLC (United Kingdom), 5.75%, 08/01/2022(b)	2,000	1,170
Building Products-0.05%
Griffon Corp., 5.25%, 03/01/2022	313,000	307,330
Capital Markets-1.24%
APX Group, Inc., 7.88%, 12/01/2022	4,208,000	4,221,108
MSCI, Inc., 5.38%, 05/15/2027(b)	3,424,000	3,690,747
		7,911,855
Chemicals-1.52%
Ashland LLC, 4.75%, 08/15/2022	6,240,000	6,524,700
Cooke Omega Investment, Inc./Alpha VesselCo. Holdings Inc. (Canada), 8.50%, 12/15/2022(b)	2,180,000	2,176,762
Olin Corp., 5.50%, 08/15/2022	984,000	992,379
		9,693,841
Commercial Services & Supplies-2.51%
ADT Security Corp. (The), 3.50%, 07/15/2022	6,694,000	6,768,404
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	3,404,000	3,531,020
GFL Environmental, Inc. (Canada), 5.13%, 12/15/2026(b)	3,021,000	3,151,280
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/01/2022(b)(c)	1,627,000	1,209,699
Quad/Graphics, Inc., 7.00%, 05/01/2022(c)	1,586,000	1,349,710
		16,010,113
Construction & Engineering-1.18%
AECOM Global II LLC/URS Fox US L.P., 5.00%, 04/01/2022	1,629,000	1,641,217
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	2,625,000	2,686,727
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/2022(b)	1,263,000	1,257,967
Williams Scotsman International, Inc., 7.88%, 12/15/2022(b)	1,910,000	1,964,464
		7,550,375
Consumer Finance-3.08%
Navient Corp.
7.25%, 01/25/2022	4,689,000	4,675,988
6.50%, 06/15/2022	6,807,000	6,702,683
	Principal Amount	Value
Consumer Finance-(continued)
SLM Corp., 5.13%, 04/05/2022	$1,235,000	$1,221,507
Springleaf Finance Corp., 6.13%, 05/15/2022	7,051,000	7,090,662
		19,690,840
Containers & Packaging-3.82%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 09/15/2022(b)	4,676,000	4,731,504
Ball Corp., 5.00%, 03/15/2022	5,876,000	6,157,607
Berry Global, Inc., 5.50%, 05/15/2022	2,922,000	2,923,797
Graphic Packaging International LLC, 4.88%, 11/15/2022	2,179,000	2,257,477
LABL Escrow Issuer LLC, 6.75%, 07/15/2026(b)	5,438,000	5,680,290
Sealed Air Corp., 4.88%, 12/01/2022(b)	2,518,000	2,633,866
		24,384,541
Distributors-0.28%
SunOpta Foods, Inc., 9.50%, 10/09/2022(b)	1,768,000	1,785,680
Diversified Financial Services-1.95%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	9,998,000	10,521,295
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.38%, 12/15/2022(b)	2,023,000	1,928,961
		12,450,256
Diversified Telecommunication Services-4.96%
CenturyLink, Inc., Series T, 5.80%, 03/15/2022	9,136,000	9,544,516
Cogent Communications Group, Inc., 5.38%, 03/01/2022(b)	2,840,000	2,935,183
Level 3 Financing, Inc., 5.38%, 08/15/2022	5,937,000	5,952,970
Numericable-SFR S.A. (France), 8.13%, 02/01/2027(b)	12,000,000	13,227,720
		31,660,389
Energy Equipment & Services-0.42%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.25%, 08/15/2022	2,087,000	811,321
Welltec A/S (Denmark), 9.50%, 12/01/2022(b)	2,100,000	1,869,000
		2,680,321
Entertainment-0.72%
Netflix, Inc., 5.50%, 02/15/2022	4,354,000	4,578,558
Equity REITs-1.87%
CoreCivic, Inc., 5.00%, 10/15/2022	1,589,000	1,562,805
GEO Group, Inc. (The), 5.88%, 01/15/2022	1,270,000	1,205,805
iStar, Inc., 5.25%, 09/15/2022	2,574,000	2,494,167
Mack-Cali Realty L.P., 4.50%, 04/18/2022	2,150,000	1,940,718
SBA Communications Corp., 4.00%, 10/01/2022	4,649,000	4,728,382
		11,931,877
Food & Staples Retailing-0.98%
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	6,365,000	6,258,609
Food Products-3.29%
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	5,127,000	5,343,949

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Post Holdings, Inc.
5.75%, 03/01/2027(b)	$6,822,000	$7,131,753
5.63%, 01/15/2028(b)	5,694,000	5,977,647
TreeHouse Foods, Inc., 4.88%, 03/15/2022	2,535,000	2,545,482
		20,998,831
Health Care Equipment & Supplies-1.03%
Avanos Medical, Inc., 6.25%, 10/15/2022	1,912,000	1,904,830
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 6.63%, 05/15/2022(b)	1,806,000	1,809,386
Teleflex, Inc., 4.63%, 11/15/2027	2,710,000	2,832,452
		6,546,668
Health Care Providers & Services-6.34%
Acadia Healthcare Co., Inc., 5.13%, 07/01/2022	2,023,000	2,022,525
Molina Healthcare, Inc., 5.38%, 11/15/2022	4,670,000	4,846,409
Tenet Healthcare Corp.
8.13%, 04/01/2022	18,299,000	19,163,170
4.88%, 01/01/2026(b)	14,019,000	14,429,406
		40,461,510
Hotels, Restaurants & Leisure-6.06%
CCM Merger, Inc., 6.00%, 03/15/2022(b)	1,564,000	1,467,228
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	3,292,000	3,137,424
Cinemark USA, Inc., 5.13%, 12/15/2022	1,908,000	1,704,827
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	4,171,000	4,149,373
International Game Technology PLC, 6.25%, 02/15/2022(b)	10,500,000	10,739,137
MGM Resorts International, 7.75%, 03/15/2022	6,040,000	6,300,173
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	2,740,000	2,554,543
Wyndham Destinations, Inc., 4.25%, 03/01/2022	4,496,000	4,457,267
Yum! Brands, Inc., 7.75%, 04/01/2025(b)	3,774,000	4,179,705
		38,689,677
Household Durables-1.00%
KB Home, 7.50%, 09/15/2022	2,407,000	2,644,125
Meritage Homes Corp., 7.00%, 04/01/2022	1,743,000	1,853,707
New Home Co., Inc. (The), 7.25%, 04/01/2022	2,147,000	1,886,172
		6,384,004
Industrial Conglomerates-2.53%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.25%, 02/01/2022	7,883,000	7,939,955
6.25%, 05/15/2026	8,178,000	8,239,662
		16,179,617
Interactive Media & Services-0.02%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	165,000	137,801
IT Services-0.31%
Atento Luxco 1 S.A. (Spain), 6.13%, 08/10/2022(b)	2,710,000	2,005,400
	Principal Amount	Value
Machinery-0.29%
Enerpac Tool Group Corp., 5.63%, 06/15/2022	$1,843,000	$1,843,875
Media-13.84%
AMC Networks, Inc., 4.75%, 12/15/2022	2,754,000	2,761,642
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	15,984,000	16,778,165
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/2027(b)	8,357,000	8,376,347
CSC Holdings LLC
5.88%, 09/15/2022	4,654,000	4,917,067
5.50%, 04/15/2027(b)	9,500,000	10,068,243
DISH DBS Corp., 5.88%, 07/15/2022	13,023,000	13,412,974
Sirius XM Radio, Inc., 3.88%, 08/01/2022(b)	6,474,000	6,510,352
Urban One, Inc., 7.38%, 04/15/2022(b)	2,277,000	1,875,144
Videotron Ltd. (Canada)
5.00%, 07/15/2022	5,255,000	5,455,294
5.13%, 04/15/2027(b)	4,190,000	4,416,909
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	13,105,000	13,814,570
		88,386,707
Metals & Mining-3.09%
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	1,698,000	1,789,327
Freeport-McMoRan, Inc., 3.55%, 03/01/2022	10,721,000	10,852,064
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/2022(b)	3,400,000	3,410,591
Mountain Province Diamonds, Inc. (Canada), 8.00%, 12/15/2022(b)	1,593,000	815,919
New Gold, Inc. (Canada), 6.25%, 11/15/2022(b)	2,828,000	2,846,085
		19,713,986
Mortgage REITs-0.41%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/2022(b)	2,769,000	2,597,640
Multiline Retail-0.35%
Macy’s Retail Holdings, Inc., 3.88%, 01/15/2022	2,477,000	2,213,819
Oil, Gas & Consumable Fuels-7.63%
Antero Resources Corp., 5.13%, 12/01/2022	5,083,000	3,569,410
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/2022(b)	4,975,000	4,866,421
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022(c)	2,121,000	1,961,787
CNX Resources Corp., 5.88%, 04/15/2022	5,792,000	5,767,703
DCP Midstream Operating L.P., 4.95%, 04/01/2022	2,373,000	2,286,421
EQT Corp., 3.00%, 10/01/2022(c)	3,380,000	3,276,487
HighPoint Operating Corp., 7.00%, 10/15/2022	2,027,000	592,421
Murphy Oil Corp., 4.95%, 12/01/2022	1,793,000	1,741,389
NuStar Logistics L.P., 4.75%, 02/01/2022	1,748,000	1,710,444
Occidental Petroleum Corp., 3.13%, 02/15/2022	5,190,000	4,877,043
Peabody Energy Corp., 6.00%, 03/31/2022(b)(c)	3,190,000	2,179,169
Range Resources Corp., 5.00%, 08/15/2022	3,002,000	2,816,251

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Southwestern Energy Co., 4.10%, 03/15/2022	$1,617,000	$1,509,494
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	5,102,000	5,340,748
Teine Energy Ltd. (Canada), 6.88%, 09/30/2022(b)	2,262,000	2,219,056
Western Midstream Operating L.P., 4.00%, 07/01/2022	4,019,000	3,971,254
		48,685,498
Personal Products-1.48%
Avon International Capital PLC (United Kingdom), 6.50%, 08/15/2022(b)	2,522,000	2,455,205
Avon International Operations, Inc. (United Kingdom), 7.88%, 08/15/2022(b)	3,478,000	3,471,513
Edgewell Personal Care Co., 4.70%, 05/24/2022	3,433,000	3,546,684
		9,473,402
Pharmaceuticals-5.27%
Bausch Health Americas, Inc.
9.25%, 04/01/2026(b)	8,467,000	9,421,104
8.50%, 01/31/2027(b)	11,766,000	12,885,711
Bausch Health Cos., Inc., 6.50%, 03/15/2022(b)	8,537,000	8,695,490
Endo Finance LLC, 5.75%, 01/15/2022(b)	2,983,000	2,654,870
		33,657,175
Professional Services-2.32%
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/2022(b)	14,809,000	14,818,996
Semiconductors & Semiconductor Equipment-0.37%
Advanced Micro Devices, Inc., 7.50%, 08/15/2022	2,130,000	2,395,749
Software-0.03%
CDK Global, Inc., 4.88%, 06/01/2027	214,000	222,649
Specialty Retail-2.76%
Conn’s, Inc., 7.25%, 07/15/2022(c)	1,568,000	1,091,351
Group 1 Automotive, Inc., 5.00%, 06/01/2022	3,721,000	3,658,171
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)(c)	1,809,000	1,635,761
L Brands, Inc., 5.63%, 02/15/2022	6,085,000	5,946,414
Murphy Oil USA, Inc., 5.63%, 05/01/2027	1,631,000	1,706,124
Penske Automotive Group, Inc., 5.75%, 10/01/2022	3,562,000	3,582,001
		17,619,822
Technology Hardware, Storage & Peripherals-1.62%
NCR Corp.
5.00%, 07/15/2022	4,321,000	4,331,910
5.75%, 09/01/2027(b)	3,404,000	3,405,379
Vericast Corp., 8.38%, 08/15/2022(b)	3,380,000	2,576,456
		10,313,745
	Principal Amount	Value
Thrifts & Mortgage Finance-0.20%
Ocwen Loan Servicing LLC, 8.38%, 11/15/2022(b)	$1,743,000	$1,278,517
Trading Companies & Distributors-1.60%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/2022(b)	4,456,000	4,134,299
United Rentals North America, Inc., 5.50%, 05/15/2027	5,732,000	6,100,654
		10,234,953
Wireless Telecommunication Services-4.87%
Consolidated Communications, Inc., 6.50%, 10/01/2022(c)	2,687,000	2,584,881
Intelsat Jackson Holdings S.A. (Luxembourg), 9.50%, 09/30/2022(b)(d)	3,410,000	3,848,236
Sprint Communications, Inc., 6.00%, 11/15/2022	14,636,000	15,583,315
T-Mobile USA, Inc.
4.00%, 04/15/2022	2,967,000	3,057,835
5.38%, 04/15/2027	3,537,000	3,768,337
Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand), 8.88%, 05/01/2022(b)(c)	2,552,000	2,280,250
		31,122,854
Total U.S. Dollar Denominated Bonds & Notes (Cost $622,122,747)		604,327,437
	Shares
Money Market Funds-3.27%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(e)(f) (Cost $20,863,367)	20,863,368	20,863,368
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.92% (Cost $642,986,114)		625,190,805
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.29%
Invesco Private Government Fund, 0.02%(e)(f)(g) (Cost $14,610,014)	14,610,014	14,610,014
TOTAL INVESTMENTS IN SECURITIES-100.21% (Cost $657,596,128)		639,800,819
OTHER ASSETS LESS LIABILITIES-(0.21)%		(1,344,887)
NET ASSETS-100.00%		$638,455,932

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $293,072,693, which represented 45.90% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2020 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$10,574,525	$283,327,148	$(273,038,305)	$-	$-	$20,863,368	$176,967
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	13,561,947	75,756,888	(89,318,835)	-	-	-	115,030
Invesco Liquid Assets Portfolio, Institutional Class*	4,914,449	25,430,869	(30,341,697)	-	(3,621)	-	12,572
Invesco Private Government Fund	-	44,835,878	(30,225,864)	-	-	14,610,014	194
Total	$29,050,921	$429,350,783	$(422,924,701)	$-	$(3,621)	$35,473,382	$304,763

*	At May 31, 2020, this security was no longer held.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.96%
Aerospace & Defense-1.89%
Bombardier, Inc. (Canada), 6.13%, 01/15/2023(b)	$3,838,000	$2,343,502
SSL Robotics LLC, 9.75%, 12/31/2023(b)	3,759,000	4,090,262
		6,433,764
Air Freight & Logistics-0.49%
XPO Logistics, Inc., 6.13%, 09/01/2023(b)	1,644,000	1,668,833
Airlines-0.35%
Air Medical Group Holdings, Inc., 6.38%, 05/15/2023(b)	1,248,000	1,190,149
Auto Components-1.08%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023(c)	3,789,000	3,672,962
Automobiles-0.47%
Jaguar Land Rover Automotive PLC (United Kingdom), 5.63%, 02/01/2023(b)(c)	1,903,000	1,604,448
Capital Markets-1.25%
APX Group, Inc., 7.63%, 09/01/2023(c)	1,138,000	1,039,728
DKT Finance ApS (Denmark), 9.38%, 06/17/2023(b)	1,500,000	1,515,000
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	2,125,000	1,705,536
		4,260,264
Chemicals-4.63%
Aruba Investments, Inc., 8.75%, 02/15/2023(b)	859,000	849,246
CF Industries, Inc., 3.45%, 06/01/2023	2,664,000	2,688,948
Chemours Co. (The), 6.63%, 05/15/2023	3,310,000	3,326,898
CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 06/15/2023(b)	2,401,000	2,274,695
LSB Industries, Inc., 9.63%, 05/01/2023(b)(c)	2,087,000	2,073,737
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	2,300,000	2,357,500
PolyOne Corp., 5.25%, 03/15/2023	2,026,000	2,184,687
		15,755,711
Commercial Services & Supplies-4.07%
ADT Security Corp. (The), 4.13%, 06/15/2023	2,669,000	2,682,625
Algeco Global Finance 2 PLC (United Kingdom), 10.00%, 08/15/2023(b)(c)	1,402,000	1,128,610
Algeco Global Finance PLC (United Kingdom), 8.00%, 02/15/2023(b)	1,700,000	1,552,295
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/2023(b)	3,271,000	3,264,998
Jaguar Holding Co. II/PPD Development L.P., 6.38%, 08/01/2023(b)	4,219,000	4,348,207
RR Donnelley & Sons Co., 6.50%, 11/15/2023	991,000	893,035
		13,869,770
Communications Equipment-0.35%
Plantronics, Inc., 5.50%, 05/31/2023(b)	1,549,000	1,189,810
Construction & Engineering-1.48%
MasTec, Inc., 4.88%, 03/15/2023	1,507,000	1,512,493
Michael Baker International LLC, 8.75%, 03/01/2023(b)(c)	1,387,000	1,407,805
	Principal Amount	Value
Construction & Engineering-(continued)
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/2023	$867,000	$844,332
Williams Scotsman International, Inc., 6.88%, 08/15/2023(b)	1,263,000	1,283,391
		5,048,021
Construction Materials-0.73%
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/2023	2,468,000	2,471,862
Consumer Finance-3.23%
Navient Corp.
5.50%, 01/25/2023	3,809,000	3,639,976
7.25%, 09/25/2023	1,918,000	1,847,254
Springleaf Finance Corp.
5.63%, 03/15/2023	3,309,000	3,253,161
8.25%, 10/01/2023	1,040,000	1,062,209
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(b)	1,532,000	1,212,034
		11,014,634
Containers & Packaging-5.04%
Ball Corp., 4.00%, 11/15/2023	3,818,000	4,024,191
Berry Global, Inc., 5.13%, 07/15/2023	2,483,000	2,515,565
Cascades, Inc. (Canada), 5.75%, 07/15/2023(b)	618,000	627,978
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	3,795,000	3,930,159
OI European Group B.V., 4.00%, 03/15/2023(b)	1,664,000	1,649,265
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/2023(b)	2,656,000	2,762,519
Sealed Air Corp., 5.25%, 04/01/2023(b)	1,560,000	1,639,786
		17,149,463
Diversified Telecommunication Services-2.74%
CenturyLink, Inc., Series W, 6.75%, 12/01/2023	2,810,000	3,057,940
Level 3 Financing, Inc.
5.63%, 02/01/2023	2,136,000	2,146,648
5.13%, 05/01/2023	2,235,000	2,238,028
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, 04/15/2023(b)	1,918,000	1,880,839
		9,323,455
Electrical Equipment-0.85%
EnerSys, 5.00%, 04/30/2023(b)	1,010,000	1,009,894
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	1,816,000	1,871,597
		2,881,491
Energy Equipment & Services-1.10%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	2,345,000	2,232,147
CGG Holding (U.S.), Inc. (France), 9.00%, 05/01/2023(b)(c)	1,543,000	1,500,567
		3,732,714
Entertainment-0.28%
WMG Acquisition Corp., 5.00%, 08/01/2023(b)	953,000	966,004
Equity REITs-1.35%
CoreCivic, Inc., 4.63%, 05/01/2023	1,832,000	1,782,765
GEO Group, Inc. (The), 5.13%, 04/01/2023	745,000	656,066

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
Mack-Cali Realty L.P., 3.15%, 05/15/2023	$880,000	$759,300
RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 04/15/2023	1,505,000	1,397,611
		4,595,742
Food & Staples Retailing-1.47%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	2,846,000	2,869,124
Ingles Markets, Inc., 5.75%, 06/15/2023	2,131,000	2,150,999
		5,020,123
Food Products-1.09%
JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 02/15/2028(b)	3,438,000	3,728,958
Gas Utilities-0.52%
LBC Tank Terminals Holding Netherlands B.V. (Belgium), 6.88%, 05/15/2023(b)	1,808,000	1,774,290
Health Care Equipment & Supplies-0.41%
Hologic, Inc., 4.63%, 02/01/2028(b)	1,341,000	1,392,709
Health Care Providers & Services-8.09%
Acadia Healthcare Co., Inc., 5.63%, 02/15/2023	2,576,000	2,575,730
Community Health Systems, Inc., 6.25%, 03/31/2023	11,636,000	11,323,282
Encompass Health Corp., 5.13%, 03/15/2023	1,015,000	1,023,775
HCA, Inc., 5.88%, 05/01/2023	4,752,000	5,178,848
Tenet Healthcare Corp., 6.75%, 06/15/2023(c)	7,079,000	7,433,693
		27,535,328
Hotels, Restaurants & Leisure-6.87%
Brinker International, Inc., 3.88%, 05/15/2023	851,000	743,029
Buena Vista Gaming Authority, 13.00%, 04/01/2023(b)	461,000	356,650
Carlson Travel, Inc., 6.75%, 12/15/2023(b)	1,394,000	911,181
Cinemark USA, Inc., 4.88%, 06/01/2023	2,996,000	2,615,853
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(b)	1,800,000	1,665,148
Diamond Resorts International, Inc., 7.75%, 09/01/2023(b)	1,744,000	1,522,713
Eldorado Resorts, Inc., 7.00%, 08/01/2023	1,195,000	1,208,569
MGM Resorts International, 6.00%, 03/15/2023	4,747,000	4,770,237
Sabre GLBL, Inc.
5.38%, 04/15/2023(b)	1,814,000	1,718,956
5.25%, 11/15/2023(b)	1,889,000	1,790,989
Scientific Games International, Inc., 7.00%, 05/15/2028(b)	2,143,000	1,890,801
Wyndham Destinations, Inc., 3.90%, 03/01/2023	1,526,000	1,422,758
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)	1,672,000	1,576,888
Yum! Brands, Inc., 3.88%, 11/01/2023	1,163,000	1,184,684
		23,378,456
Household Durables-3.79%
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 02/15/2023(b)(c)	1,143,000	692,824
	Principal Amount	Value
Household Durables-(continued)
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	$926,000	$936,241
KB Home, 7.63%, 05/15/2023	1,162,000	1,272,512
Newell Brands, Inc., 4.35%, 04/01/2023	4,910,000	5,069,575
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	1,517,000	1,544,496
Taylor Morrison Communities, Inc., 6.00%, 09/01/2023(b)	853,000	857,529
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	1,087,000	1,088,245
Tempur Sealy International, Inc., 5.63%, 10/15/2023	1,441,000	1,446,252
		12,907,674
Household Products-3.33%
Central Garden & Pet Co.
6.13%, 11/15/2023	1,427,000	1,464,309
5.13%, 02/01/2028	928,000	952,536
Kronos Acquisition Holdings, Inc. (Canada), 9.00%, 08/15/2023(b)	2,857,000	2,789,446
Reynolds Group Issuer, Inc./LLC, 5.13%, 07/15/2023(b)	6,034,000	6,125,144
		11,331,435
Independent Power and Renewable Electricity Producers-1.38%
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	1,302,000	1,275,960
TerraForm Power Operating LLC, 4.25%, 01/31/2023(b)	1,814,000	1,851,396
Vistra Energy Corp., 5.88%, 06/01/2023	1,560,000	1,580,147
		4,707,503
Insurance-0.74%
Ardonagh Midco 3 PLC (United Kingdom), 8.63%, 07/15/2023(b)	2,500,000	2,519,012
IT Services-0.39%
WEX, Inc., 4.75%, 02/01/2023(b)	1,355,000	1,339,614
Leisure Products-0.54%
Mattel, Inc., 3.15%, 03/15/2023	832,000	793,433
Vista Outdoor, Inc., 5.88%, 10/01/2023	1,111,000	1,053,944
		1,847,377
Machinery-0.77%
ATS Automation Tooling Systems, Inc. (Canada), 6.50%, 06/15/2023(b)	739,000	752,778
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	1,391,000	1,170,325
Titan International, Inc., 6.50%, 11/30/2023	1,262,000	689,235
		2,612,338
Media-6.43%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/2023(b)	1,911,000	1,931,324
Dish DBS Corp., 5.00%, 03/15/2023	5,354,000	5,349,048
Lamar Media Corp., 5.00%, 05/01/2023	1,948,000	1,961,373
National CineMedia LLC, 5.88%, 04/15/2028(b)	1,840,000	1,478,550
Quebecor Media, Inc. (Canada), 5.75%, 01/15/2023	2,959,000	3,124,245
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/2023(b)	875,000	893,318
Sirius XM Radio, Inc., 4.63%, 05/15/2023(b)	2,145,000	2,155,693

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Media-(continued)
Townsquare Media, Inc., 6.50%, 04/01/2023(b)	$867,000	$688,090
Univision Communications, Inc., 5.13%, 05/15/2023(b)	4,438,000	4,327,050
		21,908,691
Metals & Mining-4.43%
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(b)(c)	1,900,000	1,857,602
Allegheny Technologies, Inc., 7.88%, 08/15/2023	1,658,000	1,529,182
Arconic Corp., 6.13%, 02/15/2028(b)	2,013,000	1,963,933
Commercial Metals Co., 4.88%, 05/15/2023	1,408,000	1,428,972
Freeport-McMoRan, Inc., 3.88%, 03/15/2023	7,023,000	7,096,917
Hudbay Minerals, Inc. (Canada), 7.25%, 01/15/2023(b)	1,265,000	1,200,934
		15,077,540
Multiline Retail-0.55%
Macy’s Retail Holdings, Inc., 2.88%, 02/15/2023	2,433,000	1,861,245
Oil, Gas & Consumable Fuels-8.73%
Buckeye Partners L.P., 4.15%, 07/01/2023	1,781,000	1,762,914
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.75%, 04/15/2023(c)	1,635,000	1,457,022
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 04/01/2023	2,657,000	2,537,714
DCP Midstream Operating L.P., 3.88%, 03/15/2023	1,522,000	1,443,023
Energy Transfer Operating L.P., 4.25%, 03/15/2023	1,748,000	1,815,162
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/2023(b)	1,523,000	1,147,801
Frontera Energy Corp. (Colombia), 9.70%, 06/25/2023(b)	598,000	413,430
Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, 05/15/2023	1,417,000	1,340,688
Global Partners L.P./GLP Finance Corp., 7.00%, 06/15/2023	687,000	653,437
Montage Resources Corp., 8.88%, 07/15/2023	1,032,000	890,735
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	1,840,000	1,404,132
Occidental Petroleum Corp., 2.70%, 02/15/2023	4,037,000	3,483,124
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	1,663,000	1,589,179
Range Resources Corp., 5.00%, 03/15/2023(c)	2,392,000	2,171,230
Rockpoint Gas Storage Canada Ltd. (Canada), 7.00%, 03/31/2023(b)	1,289,000	1,110,287
Seven Generations Energy Ltd. (Canada)
6.75%, 05/01/2023(b)	1,289,000	1,245,361
6.88%, 06/30/2023(b)	1,480,000	1,427,911
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
5.25%, 05/01/2023	1,906,000	1,920,495
4.25%, 11/15/2023	1,942,000	1,903,733
		29,717,378
	Principal Amount	Value
Paper & Forest Products-0.53%
Clearwater Paper Corp., 4.50%, 02/01/2023(c)	$755,000	$751,697
Norbord, Inc. (Canada), 6.25%, 04/15/2023(b)(c)	1,028,000	1,049,737
		1,801,434
Personal Products-0.53%
Avon Products, Inc. (United Kingdom), 7.00%, 03/15/2023(c)	1,829,000	1,797,880
Pharmaceuticals-2.12%
Bausch Health Cos., Inc.
5.50%, 03/01/2023(b)	1,086,000	1,093,184
5.88%, 05/15/2023(b)	1,538,000	1,537,277
Elanco Animal Health, Inc., 5.02%, 08/28/2023	2,854,000	3,028,145
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(b)	2,000,000	1,546,230
		7,204,836
Real Estate Management & Development-0.40%
Realogy Group LLC/Realogy Co.-Issuer Corp., 4.88%, 06/01/2023(b)(c)	1,537,000	1,372,733
Road & Rail-1.53%
BCD Acquisition, Inc., 9.63%, 09/15/2023(b)	2,665,000	2,460,101
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)(c)	1,252,000	1,043,724
Watco Cos. LLC/Watco Finance Corp., 6.38%, 04/01/2023(b)	1,706,000	1,707,953
		5,211,778
Software-1.05%
Sophia L.P./Sophia Finance, Inc., 9.00%, 09/30/2023(b)	2,084,000	2,115,041
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/2023(b)(c)	1,502,000	1,473,515
		3,588,556
Specialty Retail-1.20%
KGA Escrow LLC, 7.50%, 08/15/2023(b)	1,125,000	1,050,351
L Brands, Inc., 5.63%, 10/15/2023	1,742,000	1,659,438
PriSo Acquisition Corp., 9.00%, 05/15/2023(b)	1,000,000	870,000
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/2023	543,000	524,334
		4,104,123
Technology Hardware, Storage & Peripherals-2.91%
EMC Corp., 3.38%, 06/01/2023	3,792,000	3,822,317
NCR Corp., 6.38%, 12/15/2023	2,498,000	2,560,438
Xerox Corp., 4.13%, 03/15/2023	3,569,000	3,535,487
		9,918,242
Thrifts & Mortgage Finance-1.38%
MGIC Investment Corp., 5.75%, 08/15/2023	1,527,000	1,555,471
Nationstar Mortgage Holdings, Inc., 8.13%, 07/15/2023(b)	3,079,000	3,148,601
		4,704,072
Wireless Telecommunication Services-5.40%
Sprint Corp., 7.88%, 09/15/2023	16,155,000	18,378,009
Total U.S. Dollar Denominated Bonds & Notes (Cost $346,028,097)		333,570,431

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.20%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $668,815)	668,815	$668,815
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.16% (Cost $346,696,912)		334,239,246
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.67%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $15,909,768)	15,909,768	15,909,768
TOTAL INVESTMENTS IN SECURITIES-102.83% (Cost $362,606,680)		350,149,014
OTHER ASSETS LESS LIABILITIES-(2.83)%		(9,635,341)
NET ASSETS-100.00%		$340,513,673

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $139,651,802, which represented 41.01% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$8,148,062	$153,872,476	$(161,351,723)	$-	$-	$668,815	$93,775
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	14,304,182	65,555,590	(79,859,772)	-	-	-	134,223
Invesco Liquid Assets Portfolio, Institutional Class*	4,768,061	20,614,866	(25,378,946)	(38)	(3,943)	-	16,743
Invesco Private Government Fund	-	40,002,180	(24,092,412)	-	-	15,909,768	192
Total	$27,220,305	$280,045,112	$(290,682,853)	$(38)	$(3,943)	$16,578,583	$244,933

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.65%
Aerospace & Defense-1.54%
Bombardier, Inc. (Canada), 7.50%, 12/01/2024(b)	$1,263,000	$773,202
TransDigm, Inc., 6.50%, 07/15/2024	1,558,000	1,530,899
		2,304,101
Airlines-0.17%
United Airlines Holdings, Inc., 5.00%, 02/01/2024	361,000	259,922
Auto Components-1.20%
Dana, Inc., 5.50%, 12/15/2024	423,000	424,542
FXI Holdings, Inc., 7.88%, 11/01/2024(b)	710,000	589,737
Tenneco, Inc., 5.38%, 12/15/2024	439,000	292,986
Tupy Overseas S.A. (Brazil), 6.63%, 07/17/2024(b)	503,000	497,293
		1,804,558
Capital Markets-0.28%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	429,000	421,984
Chemicals-2.50%
Axalta Coating Systems LLC, 4.88%, 08/15/2024(b)	750,000	761,329
Cornerstone Chemical Co., 6.75%, 08/15/2024(b)	613,000	517,154
INEOS Group Holdings S.A. (Luxembourg), 5.63%, 08/01/2024(b)	1,100,000	1,092,427
OCI N.V. (Netherlands), 5.25%, 11/01/2024(b)	1,000,000	985,000
WR Grace & Co.-Conn, 5.63%, 10/01/2024(b)	373,000	380,887
		3,736,797
Commercial Services & Supplies-1.93%
ACCO Brands Corp., 5.25%, 12/15/2024(b)(c)	580,000	585,014
Advanced Disposal Services, Inc., 5.63%, 11/15/2024(b)	367,000	380,724
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	543,000	572,290
Mobile Mini, Inc., 5.88%, 07/01/2024	367,000	377,322
Pitney Bowes, Inc., 4.63%, 03/15/2024(c)	696,000	475,093
R.R. Donnelley & Sons Co., 6.00%, 04/01/2024	535,000	494,150
		2,884,593
Construction & Engineering-0.78%
AECOM, 5.88%, 10/15/2024	1,085,000	1,165,621
Construction Materials-0.51%
US Concrete, Inc., 6.38%, 06/01/2024	760,000	758,180
Consumer Finance-2.12%
Enova International, Inc., 8.50%, 09/01/2024(b)	490,000	417,061
FirstCash, Inc., 5.38%, 06/01/2024(b)	297,000	298,887
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	990,000	930,704
Navient Corp.
6.13%, 03/25/2024	1,120,000	1,053,489
5.88%, 10/25/2024	517,000	476,615
		3,176,756
Containers & Packaging-2.34%
Graphic Packaging International LLC, 4.13%, 08/15/2024	292,000	301,824
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(b)	2,580,000	2,568,687
Sealed Air Corp., 5.13%, 12/01/2024(b)	586,000	636,006
		3,506,517
	Principal Amount	Value
Distributors-0.49%
Wolverine Escrow LLC, 8.50%, 11/15/2024(b)	$1,105,000	$737,704
Diversified Consumer Services-2.35%
Blackboard, Inc., 10.38%, 11/15/2024(b)	299,000	284,985
Cengage Learning, Inc., 9.50%, 06/15/2024(b)	650,000	441,119
Service Corp. International, 5.38%, 05/15/2024	1,165,000	1,194,247
ServiceMaster Co. LLC (The), 5.13%, 11/15/2024(b)	1,581,000	1,604,881
		3,525,232
Diversified Financial Services-2.12%
Fairstone Financial, Inc. (Canada), 7.88%, 07/15/2024(b)	807,000	806,915
Freedom Mortgage Corp., 8.13%, 11/15/2024(b)	524,000	486,610
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.25%, 08/15/2024(b)	400,000	349,458
Lions Gate Capital Holdings LLC, 5.88%, 11/01/2024(b)	776,000	757,489
Stena International S.A. (Sweden), 5.75%, 03/01/2024(b)	200,000	181,729
Washington Prime Group L.P., 6.45%, 08/15/2024(c)	999,000	592,572
		3,174,773
Diversified Telecommunication Services-2.89%
CenturyLink, Inc., Series Y, 7.50%, 04/01/2024	1,356,000	1,495,132
Cincinnati Bell, Inc., 7.00%, 07/15/2024(b)	835,000	862,651
CommScope, Inc., 5.50%, 06/15/2024(b)	972,000	958,620
ORBCOMM, Inc., 8.00%, 04/01/2024(b)	300,000	284,817
Virgin Media Finance PLC (United Kingdom), 6.00%, 10/15/2024(b)	700,000	721,802
		4,323,022
Electric Utilities-1.67%
NextEra Energy Operating Partners L.P.
4.25%, 07/15/2024(b)	776,000	803,241
4.25%, 09/15/2024(b)	578,000	598,291
NRG Energy, Inc., 5.25%, 06/15/2029(b)	1,001,000	1,093,407
		2,494,939
Electrical Equipment-0.38%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	540,000	566,895
Electronic Equipment, Instruments & Components-0.53%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	723,000	787,242
Energy Equipment & Services-0.47%
Oceaneering International, Inc., 4.65%, 11/15/2024	908,000	704,313
Entertainment-1.19%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)	968,000	927,455
Netflix, Inc., 5.75%, 03/01/2024	639,000	700,437
WMG Acquisition Corp., 4.88%, 11/01/2024(b)	159,000	161,567
		1,789,459
Equity REITs-3.59%
GEO Group, Inc. (The), 5.88%, 10/15/2024	363,000	301,706
Iron Mountain, Inc., 5.75%, 08/15/2024	1,696,000	1,702,873
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 5.63%, 05/01/2024	1,323,000	1,379,366

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	$640,000	$296,733
SBA Communications Corp., 4.88%, 09/01/2024	1,637,000	1,692,740
		5,373,418
Food & Staples Retailing-1.84%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 6.63%, 06/15/2024	1,754,000	1,819,100
Performance Food Group, Inc., 5.50%, 06/01/2024(b)	368,000	368,421
US Foods, Inc., 5.88%, 06/15/2024(b)	584,000	566,541
		2,754,062
Food Products-3.61%
JBS USA LUX S.A./JBS USA Finance, Inc., 5.88%, 07/15/2024(b)	1,231,000	1,252,930
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	2,049,000	2,233,021
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	1,133,000	1,184,229
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	784,000	735,082
		5,405,262
Gas Utilities-1.10%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	934,000	978,935
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	653,000	661,564
		1,640,499
Health Care Providers & Services-7.63%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	623,000	632,085
AMN Healthcare, Inc., 5.13%, 10/01/2024(b)(c)	424,000	426,605
Community Health Systems, Inc., 8.63%, 01/15/2024(b)	1,631,000	1,644,236
DaVita, Inc., 5.13%, 07/15/2024	2,702,000	2,758,782
Encompass Health Corp., 5.75%, 11/01/2024	707,000	713,063
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	2,301,000	2,178,782
Tenet Healthcare Corp.
4.63%, 07/15/2024	2,323,000	2,358,089
4.63%, 09/01/2024(b)	710,000	720,114
		11,431,756
Hotels, Restaurants & Leisure-7.84%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.25%, 05/15/2024(b)	2,134,000	2,164,287
Carlson Travel, Inc., 9.50%, 12/15/2024(b)	200,000	90,729
Cedar Fair L.P., 5.25%, 07/15/2029(b)	710,000	672,856
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	421,000	401,573
Diamond Resorts International, Inc., 10.75%, 09/01/2024(b)	767,000	545,448
Enterprise Development Authority (The), 12.00%, 07/15/2024(b)	606,000	597,731
Gateway Casinos & Entertainment Ltd. (Canada), 8.25%, 03/01/2024(b)	252,000	215,119
Golden Nugget, Inc., 6.75%, 10/15/2024(b)	1,547,000	1,254,021
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	$1,236,000	$1,237,675
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/2024	289,000	277,048
Jacobs Entertainment, Inc., 7.88%, 02/01/2024(b)	424,000	323,785
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/2024(b)	1,315,000	1,349,446
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024(b)	517,000	365,077
Scientific Games International, Inc., 7.25%, 11/15/2029(b)	878,000	774,673
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)	1,267,000	1,194,281
Wyndham Destinations, Inc., 5.40%, 04/01/2024	291,000	274,601
		11,738,350
Household Durables-0.85%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	578,000	571,437
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	692,000	698,631
		1,270,068
Household Products-0.95%
Reynolds Group Issuer, Inc./LLC, 7.00%, 07/15/2024(b)	1,158,000	1,166,864
Spectrum Brands, Inc., 6.13%, 12/15/2024	252,000	259,219
		1,426,083
Independent Power and Renewable Electricity Producers-0.72%
Calpine Corp., 5.50%, 02/01/2024	724,000	731,685
Pattern Energy Group, Inc., 5.88%, 02/01/2024(b)	348,000	353,619
		1,085,304
Industrial Conglomerates-1.10%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	1,695,000	1,642,565
Interactive Media & Services-0.94%
Match Group, Inc.
6.38%, 06/01/2024	993,000	1,028,902
5.63%, 02/15/2029(b)	359,000	380,159
		1,409,061
IT Services-1.38%
EIG Investors Corp., 10.88%, 02/01/2024	367,000	341,415
GTT Communications, Inc., 7.88%, 12/31/2024(b)	522,000	291,341
Rackspace Hosting, Inc., 8.63%, 11/15/2024(b)(c)	1,368,000	1,430,415
		2,063,171
Life Sciences Tools & Services-1.55%
Avantor, Inc., 6.00%, 10/01/2024(b)	2,204,000	2,319,479
Machinery-2.74%
Allison Transmission, Inc.
5.00%, 10/01/2024(b)	1,384,000	1,398,684
5.88%, 06/01/2029(b)	878,000	889,331

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	$227,000	$173,915
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024(b)	596,000	582,652
Meritor, Inc., 6.25%, 02/15/2024	682,000	681,076
SPX FLOW, Inc., 5.63%, 08/15/2024(b)	367,000	372,008
		4,097,666
Marine-0.42%
Stena AB (Sweden), 7.00%, 02/01/2024(b)(c)	700,000	632,551
Media-15.10%
AMC Networks, Inc., 5.00%, 04/01/2024	1,290,000	1,297,256
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 04/01/2024(b)	3,160,000	3,266,982
CSC Holdings LLC
5.25%, 06/01/2024	932,000	985,408
6.50%, 02/01/2029(b)	2,500,000	2,765,763
DISH DBS Corp., 5.88%, 11/15/2024	3,168,000	3,135,987
Entercom Media Corp., 7.25%, 11/01/2024(b)(c)	424,000	342,866
Gray Television, Inc., 5.13%, 10/15/2024(b)	758,000	767,555
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/2024(b)	363,000	245,517
MDC Partners, Inc., 6.50%, 05/01/2024(b)	1,066,000	834,811
Nexstar Broadcasting, Inc., 5.63%, 08/01/2024(b)	1,133,000	1,158,611
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/2024	769,000	774,848
Salem Media Group, Inc., 6.75%, 06/01/2024(b)	543,000	453,405
Sinclair Television Group, Inc., 5.63%, 08/01/2024(b)	782,000	776,217
Sirius XM Radio, Inc.
4.63%, 07/15/2024(b)	2,523,000	2,589,872
5.50%, 07/01/2029(b)	1,652,000	1,775,594
TEGNA, Inc., 5.50%, 09/15/2024(b)	463,000	468,355
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)	910,000	967,435
		22,606,482
Metals & Mining-3.51%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	1,030,000	1,048,658
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(b)	600,000	623,400
Cleveland-Cliffs, Inc., 4.88%, 01/15/2024(b)	644,000	585,167
Coeur Mining, Inc., 5.88%, 06/01/2024	369,000	362,120
Compass Minerals International, Inc., 4.88%, 07/15/2024(b)	236,000	235,090
Constellium SE, 5.75%, 05/15/2024(b)	900,000	907,124
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	1,120,000	1,139,718
Warrior Met Coal, Inc., 8.00%, 11/01/2024(b)	360,000	357,919
		5,259,196
Oil, Gas & Consumable Fuels-2.71%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	889,000	745,093
Baytex Energy Corp. (Canada), 5.63%, 06/01/2024(b)	363,000	186,453
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	372,000	339,876
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.00%, 12/01/2024(b)	481,000	425,033
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
MEG Energy Corp. (Canada), 7.00%, 03/31/2024(b)(c)	$798,000	$770,154
PDC Energy, Inc., 6.13%, 09/15/2024	546,000	519,440
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	1,001,000	1,071,996
		4,058,045
Paper & Forest Products-0.64%
Boise Cascade Co., 5.63%, 09/01/2024(b)	578,000	590,222
Louisiana-Pacific Corp., 4.88%, 09/15/2024	368,000	365,738
		955,960
Pharmaceuticals-3.41%
Bausch Health Cos., Inc.
7.00%, 03/15/2024(b)	3,114,000	3,230,448
7.25%, 05/30/2029(b)	1,107,000	1,195,903
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/2024(b)	700,000	685,052
		5,111,403
Real Estate Management & Development-0.91%
Kennedy-Wilson, Inc., 5.88%, 04/01/2024	1,434,000	1,363,182
Road & Rail-0.20%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 6.38%, 04/01/2024(b)(c)	358,000	297,550
Semiconductors & Semiconductor Equipment-0.45%
Qorvo, Inc., 4.38%, 10/15/2029(b)	653,000	670,040
Software-2.38%
CDK Global, Inc.
5.00%, 10/15/2024	657,000	700,106
5.25%, 05/15/2029(b)	878,000	896,934
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 S.a.r.l./Greeneden US Holdings II LLC, 10.00%, 11/30/2024(b)	933,000	996,075
RP Crown Parent LLC, 7.38%, 10/15/2024(b)	426,000	424,358
Veritas US, Inc./Veritas Bermuda Ltd., 10.50%, 02/01/2024(b)(c)	601,000	549,101
		3,566,574
Specialty Retail-0.38%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	300,000	271,500
Penske Automotive Group, Inc., 5.38%, 12/01/2024	297,000	290,658
		562,158
Technology Hardware, Storage & Peripherals-2.03%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	1,979,000	2,057,536
Diebold Nixdorf, Inc., 8.50%, 04/15/2024	550,000	409,005
NCR Corp., 6.13%, 09/01/2029(b)	578,000	576,662
		3,043,203
Textiles, Apparel & Luxury Goods-0.90%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	1,319,000	1,345,518
Trading Companies & Distributors-0.62%
BMC East LLC, 5.50%, 10/01/2024(b)	578,000	577,217
WESCO Distribution, Inc., 5.38%, 06/15/2024	367,000	358,245
		935,462

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-2.69%
Sprint Corp., 7.13%, 06/15/2024	$3,542,000	$4,025,146
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.65% (Cost $152,936,666)		146,211,822
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.54%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $3,799,769)	3,799,769	3,799,769
TOTAL INVESTMENTS IN SECURITIES-100.19% (Cost $156,736,435)		150,011,591
OTHER ASSETS LESS LIABILITIES-(0.19)%		(283,799)
NET ASSETS-100.00%		$149,727,792

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $92,248,737, which represented 61.61% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$1,336,166	$53,847,877	$(55,184,043)	$-	$-	$-	$28,777
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	3,683,100	32,535,409	(36,218,509)	-	-	-	45,374
Invesco Liquid Assets Portfolio, Institutional Class*	1,227,700	9,071,149	(10,298,543)	-	(306)	-	6,011
Invesco Private Government Fund	-	19,951,269	(16,151,500)	-	-	3,799,769	60
Total	$6,246,966	$115,405,704	$(117,852,595)	$-	$(306)	$3,799,769	$80,222

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.53%
Aerospace & Defense-1.49%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)	$1,211,000	$739,467
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025(b)	139,000	143,329
TransDigm, Inc., 6.50%, 05/15/2025	515,000	499,604
Triumph Group, Inc., 7.75%, 08/15/2025	330,000	215,703
		1,598,103
Airlines-0.19%
American Airlines Group, Inc., 3.75%, 03/01/2025(b)	410,000	200,964
Auto Components-0.53%
American Axle & Manufacturing, Inc., 6.25%, 04/01/2025	389,000	367,646
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	200,000	198,729
		566,375
Automobiles-1.40%
Tesla, Inc., 5.30%, 08/15/2025(b)	1,491,000	1,495,637
Banks-1.02%
Deutsche Bank AG (Germany), 4.50%, 04/01/2025	1,100,000	1,085,425
Beverages-0.44%
Cott Holdings, Inc. (Canada), 5.50%, 04/01/2025(b)	463,000	468,160
Building Products-0.22%
JELD-WEN, Inc., 4.63%, 12/15/2025(b)	252,000	239,689
Capital Markets-1.22%
MSCI, Inc., 5.75%, 08/15/2025(b)	465,000	483,289
NFP Corp.
6.88%, 07/15/2025(b)	379,000	365,968
8.00%, 07/15/2025(b)	475,000	455,356
		1,304,613
Chemicals-3.97%
Atotech Alpha 3 B.V./Alpha US Bidco, Inc. (United Kingdom), 6.25%, 02/01/2025(b)	400,000	399,112
Chemours Co. (The), 7.00%, 05/15/2025(c)	456,000	443,508
Consolidated Energy Finance S.A. (Switzerland), 6.88%, 06/15/2025(b)	506,000	433,584
Element Solutions, Inc., 5.88%, 12/01/2025(b)	529,000	545,095
Koppers, Inc., 6.00%, 02/15/2025(b)	290,000	267,702
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/2025(b)	204,000	204,716
PQ Corp., 5.75%, 12/15/2025(b)	139,000	141,968
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/2025(b)	394,000	359,767
SPCM S.A. (France), 4.88%, 09/15/2025(b)	400,000	411,246
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	252,000	241,447
Tronox Finance PLC, 5.75%, 10/01/2025(b)	377,000	353,869
Valvoline, Inc., 4.38%, 08/15/2025	335,000	342,084
Venator Finance S.a.r.l./Venator Materials LLC, 5.75%, 07/15/2025(b)	161,000	103,656
		4,247,754
Commercial Services & Supplies-1.79%
Aptim Corp., 7.75%, 06/15/2025(b)	84,000	29,706
Core & Main L.P., 6.13%, 08/15/2025(b)	512,000	502,075
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Covanta Holding Corp., 5.88%, 07/01/2025	$210,000	$208,184
Intrado Corp., 8.50%, 10/15/2025(b)	678,000	493,669
KAR Auction Services, Inc., 5.13%, 06/01/2025(b)	590,000	558,963
Matthews International Corp., 5.25%, 12/01/2025(b)	139,000	126,302
		1,918,899
Communications Equipment-1.33%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	1,065,000	1,038,742
ViaSat, Inc., 5.63%, 09/15/2025(b)	395,000	386,071
		1,424,813
Construction & Engineering-0.48%
Shea Homes L.P./Shea Homes Funding Corp., 6.13%, 04/01/2025(b)	174,000	175,069
Tutor Perini Corp., 6.88%, 05/01/2025(b)(c)	261,000	231,148
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/2025	112,000	106,809
		513,026
Construction Materials-0.24%
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/2025(b)	139,000	136,726
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 07/15/2025(b)	139,000	118,657
		255,383
Consumer Finance-2.25%
Ally Financial, Inc., 5.75%, 11/20/2025	695,000	724,972
Curo Group Holdings Corp., 8.25%, 09/01/2025(b)	395,000	314,762
Navient Corp., 6.75%, 06/25/2025	329,000	310,288
Springleaf Finance Corp., 6.88%, 03/15/2025	1,070,000	1,059,637
		2,409,659
Containers & Packaging-5.24%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 02/15/2025(b)	1,751,000	1,807,382
Ball Corp., 5.25%, 07/01/2025	934,000	1,049,681
Flex Acquisition Co., Inc., 6.88%, 01/15/2025(b)	351,000	355,172
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(b)	914,000	820,877
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025(b)	167,000	168,026
6.38%, 08/15/2025(b)	139,000	146,037
Pactiv LLC, 7.95%, 12/15/2025	158,000	168,846
Plastipak Holdings, Inc., 6.25%, 10/15/2025(b)	207,000	192,122
Sealed Air Corp., 5.50%, 09/15/2025(b)	399,000	432,374
Silgan Holdings, Inc., 4.75%, 03/15/2025	169,000	173,418
Smurfit Kappa Treasury Funding DAC (Ireland), 7.50%, 11/20/2025	139,000	164,367
Trident TPI Holdings, Inc., 6.63%, 11/01/2025(b)	139,000	124,217
		5,602,519
Diversified Consumer Services-0.64%
Laureate Education, Inc., 8.25%, 05/01/2025(b)	523,000	554,048
WW International, Inc., 8.63%, 12/01/2025(b)(c)	126,000	131,814
		685,862

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-3.28%
eG Global Finance PLC (United Kingdom), 8.50%, 10/30/2025(b)	$700,000	$731,574
Freedom Mortgage Corp., 8.25%, 04/15/2025(b)	465,000	431,573
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	523,000	545,361
Quicken Loans, Inc., 5.75%, 05/01/2025(b)	979,000	1,001,130
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	805,000	803,483
		3,513,121
Diversified Telecommunication Services-1.67%
Altice Finco S.A. (Luxembourg), 7.63%, 02/15/2025(b)	300,000	306,344
CenturyLink, Inc., 5.63%, 04/01/2025	256,000	264,347
Cincinnati Bell, Inc., 8.00%, 10/15/2025(b)	257,000	266,289
GCI LLC, 6.88%, 04/15/2025	203,000	211,606
Level 3 Financing, Inc., 5.38%, 05/01/2025	513,000	528,346
Virgin Media Finance PLC (United Kingdom), 5.75%, 01/15/2025(b)	200,000	206,479
		1,783,411
Electric Utilities-0.63%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	400,000	421,542
Talen Energy Supply LLC, 6.50%, 06/01/2025	379,000	257,206
		678,748
Electrical Equipment-0.38%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	389,000	404,601
Electronic Equipment, Instruments & Components-0.86%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/2025	633,000	656,070
TTM Technologies, Inc., 5.63%, 10/01/2025(b)	260,000	263,030
		919,100
Energy Equipment & Services-0.57%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.50%, 04/01/2025(b)	395,000	285,840
Exterran Energy Solutions L.P./EES Finance Corp., 8.13%, 05/01/2025	395,000	305,590
Valaris PLC (Saudi Arabia), 7.38%, 06/15/2025	148,000	15,262
		606,692
Entertainment-0.49%
Netflix, Inc., 5.88%, 02/15/2025	463,000	519,863
Equity REITs-3.06%
CTR Partnership L.P./CareTrust Capital Corp., 5.25%, 06/01/2025	335,000	344,596
FelCor Lodging L.P., 6.00%, 06/01/2025	238,000	231,728
iStar, Inc., 4.25%, 08/01/2025	425,000	373,734
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	1,796,000	1,830,798
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)	513,000	494,965
		3,275,821
Food & Staples Retailing-1.32%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 5.75%, 03/15/2025	855,000	881,809
	Principal Amount	Value
Food & Staples Retailing-(continued)
Dole Food Co., Inc., 7.25%, 06/15/2025(b)	$162,000	$154,490
Rite Aid Corp., 7.50%, 07/01/2025(b)	374,000	372,364
		1,408,663
Food Products-1.16%
B&G Foods, Inc., 5.25%, 04/01/2025	653,000	672,659
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(b)	438,000	437,174
Clearwater Seafoods, Inc. (Canada), 6.88%, 05/01/2025(b)	139,000	131,514
		1,241,347
Gas Utilities-0.64%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	463,000	482,962
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.75%, 03/01/2025	206,000	205,721
		688,683
Health Care Equipment & Supplies-0.71%
Hill-Rom Holdings, Inc., 5.00%, 02/15/2025(b)	139,000	143,329
Hologic, Inc., 4.38%, 10/15/2025(b)	599,000	613,912
		757,241
Health Care Providers & Services-7.90%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)	841,000	842,413
Community Health Systems, Inc., 6.63%, 02/15/2025(b)	1,277,000	1,236,295
DaVita, Inc., 5.00%, 05/01/2025	1,242,000	1,276,931
Encompass Health Corp., 5.75%, 09/15/2025	163,000	167,669
HCA, Inc.
5.38%, 02/01/2025	2,138,000	2,352,431
7.69%, 06/15/2025	139,000	159,488
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	206,000	210,356
Surgery Center Holdings, Inc., 6.75%, 07/01/2025(b)	206,000	189,241
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	378,000	211,130
Tenet Healthcare Corp.
5.13%, 05/01/2025	985,000	1,002,656
7.00%, 08/01/2025(c)	335,000	338,804
West Street Merger Sub, Inc., 6.38%, 09/01/2025(b)	469,000	463,426
		8,450,840
Hotels, Restaurants & Leisure-9.92%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	2,251,000	2,280,927
Aramark Services, Inc., 5.00%, 04/01/2025(b)	556,000	560,512
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025(b)	1,072,000	957,430
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(b)(c)	207,000	143,585
Eldorado Resorts, Inc., 6.00%, 04/01/2025	645,000	660,251
ESH Hospitality, Inc., 5.25%, 05/01/2025(b)	780,000	760,582
Golden Nugget, Inc., 8.75%, 10/01/2025(b)	503,000	333,547
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/2025	728,000	725,194
International Game Technology PLC, 6.50%, 02/15/2025(b)	1,100,000	1,136,844
MGM Resorts International, 5.75%, 06/15/2025	529,000	529,325

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Scientific Games International, Inc., 5.00%, 10/15/2025(b)	$868,000	$814,553
Station Casinos LLC, 5.00%, 10/01/2025(b)	252,000	227,272
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	208,000	190,038
Wyndham Destinations, Inc., 6.35%, 10/01/2025(c)	139,000	131,862
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	1,193,000	1,160,175
		10,612,097
Household Durables-1.59%
American Greetings Corp., 8.75%, 04/15/2025(b)	128,000	92,946
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/2025(b)	139,000	128,387
Beazer Homes USA, Inc., 6.75%, 03/15/2025	139,000	140,897
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), 6.38%, 05/15/2025(b)	139,000	137,739
Century Communities, Inc., 5.88%, 07/15/2025	395,000	399,402
M/I Homes, Inc., 5.63%, 08/01/2025	112,000	112,408
Meritage Homes Corp., 6.00%, 06/01/2025	399,000	427,387
Taylor Morrison Communities, Inc., 5.88%, 01/31/2025(b)	253,000	257,349
		1,696,515
Household Products-1.15%
Energizer Holdings, Inc., 5.50%, 06/15/2025(b)	347,000	356,072
Spectrum Brands, Inc., 5.75%, 07/15/2025	851,000	878,483
		1,234,555
Independent Power and Renewable Electricity Producers-0.82%
Calpine Corp., 5.75%, 01/15/2025	855,000	876,909
Industrial Conglomerates-0.93%
Brand Industrial Services, Inc., 8.50%, 07/15/2025(b)	589,000	521,627
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	469,000	474,954
		996,581
Insurance-1.68%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(b)	529,000	503,547
AssuredPartners, Inc., 7.00%, 08/15/2025(b)	329,000	323,445
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/2025(b)	335,000	359,493
USI, Inc., 6.88%, 05/01/2025(b)	597,000	613,540
		1,800,025
IT Services-0.97%
Booz Allen Hamilton, Inc., 5.13%, 05/01/2025(b)	206,000	209,120
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	139,000	131,167
Gartner, Inc., 5.13%, 04/01/2025(b)	678,000	693,604
		1,033,891
Leisure Products-1.06%
Mattel, Inc., 6.75%, 12/31/2025(b)	1,083,000	1,131,849
Life Sciences Tools & Services-1.39%
Avantor, Inc., 9.00%, 10/01/2025(b)	1,375,000	1,488,582
	Principal Amount	Value
Machinery-1.72%
Navistar International Corp., 6.63%, 11/01/2025(b)	$636,000	$596,317
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/2025(b)	335,000	334,369
Tennant Co., 5.63%, 05/01/2025	139,000	139,854
Terex Corp., 5.63%, 02/01/2025(b)	523,000	487,208
TriMas Corp., 4.88%, 10/15/2025(b)	167,000	166,139
Wabash National Corp., 5.50%, 10/01/2025(b)	139,000	119,004
		1,842,891
Media-4.51%
AMC Networks, Inc., 4.75%, 08/01/2025	469,000	473,739
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	400,000	397,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 05/01/2025(b)	460,000	473,848
CSC Holdings LLC, 6.63%, 10/15/2025(b)	809,000	848,208
E.W. Scripps Co. (The), 5.13%, 05/15/2025(b)	208,000	194,198
Houghton Mifflin Harcourt Publishers, Inc., 9.00%, 02/15/2025(b)	597,000	534,130
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/2025(b)	206,000	211,796
Sirius XM Radio, Inc., 5.38%, 04/15/2025(b)	730,000	750,977
Univision Communications, Inc., 5.13%, 02/15/2025(b)	985,000	944,748
		4,828,894
Metals & Mining-2.18%
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/2025(b)	646,000	589,872
Cleveland-Cliffs, Inc., 5.75%, 03/01/2025(c)	646,000	463,909
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	370,000	337,327
IAMGOLD Corp. (Canada), 7.00%, 04/15/2025(b)	283,000	290,161
New Gold, Inc. (Canada), 6.38%, 05/15/2025(b)	259,000	252,822
TMS International Holding Corp., 7.25%, 08/15/2025(b)	112,000	86,648
United States Steel Corp., 6.88%, 08/15/2025(c)	465,000	312,762
		2,333,501
Mortgage REITs-0.43%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	204,000	174,144
Starwood Property Trust, Inc., 4.75%, 03/15/2025	335,000	289,321
		463,465
Oil, Gas & Consumable Fuels-9.56%
Antero Resources Corp., 5.00%, 03/01/2025(c)	819,000	461,199
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)(c)	344,000	314,112
Cheniere Energy Partners L.P., 5.25%, 10/01/2025	1,072,000	1,090,106
Comstock Resources, Inc., 7.50%, 05/15/2025(b)	256,000	229,760
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025(c)	329,000	306,995
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	868,000	830,576

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
CVR Energy, Inc., 5.25%, 02/15/2025(b)	$501,000	$452,466
DCP Midstream Operating L.P., 5.38%, 07/15/2025	529,000	513,228
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 05/15/2025	120,000	116,237
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	254,000	230,661
HighPoint Operating Corp., 8.75%, 06/15/2025	121,000	30,250
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 10/01/2025(b)	330,000	292,491
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	511,000	503,989
Murphy Oil Corp., 5.75%, 08/15/2025	457,000	429,057
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)(c)	700,000	614,694
NGL Energy Partners L.P./NGL Energy Finance Corp., 6.13%, 03/01/2025	215,000	151,284
Occidental Petroleum Corp., 3.50%, 06/15/2025	555,000	435,328
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	139,000	111,707
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	381,000	350,815
Peabody Energy Corp., 6.38%, 03/31/2025(b)	161,000	87,443
Range Resources Corp., 4.88%, 05/15/2025(c)	519,000	435,636
Seven Generations Energy Ltd. (Canada), 5.38%, 09/30/2025(b)	457,000	379,591
Southwestern Energy Co., 6.20%, 01/23/2025	642,000	578,641
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	419,000	318,438
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.13%, 02/01/2025	512,000	511,521
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	139,000	110,317
Western Midstream Operating L.P., 3.95%, 06/01/2025	363,000	339,296
		10,225,838
Paper & Forest Products-0.19%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	208,000	204,490
Pharmaceuticals-3.70%
Bausch Health Cos., Inc.
6.13%, 04/15/2025(b)	2,518,000	2,561,801
5.50%, 11/01/2025(b)	1,207,000	1,249,999
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 02/01/2025(b)	201,000	147,435
		3,959,235
Professional Services-0.44%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.00%, 02/01/2025(b)	469,000	472,220
Real Estate Management & Development-1.71%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	529,000	520,174
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	529,000	498,908
Howard Hughes Corp. (The), 5.38%, 03/15/2025(b)	637,000	607,134
WeWork Cos., Inc., 7.88%, 05/01/2025(b)	430,000	200,214
		1,826,430
	Principal Amount	Value
Road & Rail-0.15%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 03/15/2025(b)	$200,000	$161,000
Software-0.90%
Ascend Learning LLC, 6.88%, 08/01/2025(b)	204,000	203,256
j2 Cloud Services LLC/j2 Cloud Co-Obligor, Inc., 6.00%, 07/15/2025(b)	393,000	410,235
PTC, Inc., 3.63%, 02/15/2025(b)	341,000	343,771
		957,262
Specialty Retail-1.72%
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	139,000	136,727
PetSmart, Inc., 5.88%, 06/01/2025(b)	915,000	917,859
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	808,000	789,905
		1,844,491
Technology Hardware, Storage & Peripherals-0.15%
Everi Payments, Inc., 7.50%, 12/15/2025(b)	170,000	155,320
Textiles, Apparel & Luxury Goods-0.25%
Levi Strauss & Co., 5.00%, 05/01/2025	258,000	264,100
Thrifts & Mortgage Finance-0.16%
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	196,000	169,358
Tobacco-0.64%
Vector Group Ltd., 6.13%, 02/01/2025(b)	693,000	679,566
Trading Companies & Distributors-2.39%
Beacon Roofing Supply, Inc., 4.88%, 11/01/2025(b)	938,000	888,572
H&E Equipment Services, Inc., 5.63%, 09/01/2025	678,000	664,369
United Rentals North America, Inc.
5.50%, 07/15/2025	504,000	522,953
4.63%, 10/15/2025	469,000	478,136
		2,554,030
Wireless Telecommunication Services-2.10%
Qualitytech L.P./QTS Finance Corp., 4.75%, 11/15/2025(b)	395,000	401,377
Sprint Corp., 7.63%, 02/15/2025	1,234,000	1,444,305
T-Mobile USA, Inc., 5.13%, 04/15/2025	390,000	399,015
		2,244,697
Total U.S. Dollar Denominated Bonds & Notes (Cost $109,077,113)		104,322,804
	Shares
Money Market Funds-0.95%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $1,013,822)	1,013,822	1,013,822
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.48% (Cost $110,090,935)		105,336,626

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.76%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $2,948,998)	2,948,998	$2,948,998
TOTAL INVESTMENTS IN SECURITIES-101.24% (Cost $113,039,933)		108,285,624
OTHER ASSETS LESS LIABILITIES-(1.24)%		(1,321,744)
NET ASSETS-100.00%		$106,963,880

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $68,573,460, which represented 64.11% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$67,160	$34,499,873	$(33,553,211)	$-	$-	$1,013,822	$13,288
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	3,258,024	25,340,436	(28,598,460)	-	-	-	38,428
Invesco Liquid Assets Portfolio, Institutional Class*	1,086,008	7,652,343	(8,737,560)	-	(791)	-	4,654
Invesco Private Government Fund	-	11,823,931	(8,874,933)	-	-	2,948,998	46
Total	$4,411,192	$79,316,583	$(79,764,164)	$-	$(791)	$3,962,820	$56,416

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.49%
Aerospace & Defense-2.08%
BWX Technologies, Inc., 5.38%, 07/15/2026(b)	$313,000	$322,841
Signature Aviation US Holdings, Inc., 5.38%, 05/01/2026(b)	363,000	349,157
TransDigm, Inc., 6.38%, 06/15/2026	607,000	565,912
		1,237,910
Auto Components-2.49%
American Axle & Manufacturing, Inc., 6.25%, 03/15/2026	216,000	201,526
Dana Financing Luxembourg S.a.r.l., 6.50%, 06/01/2026(b)	240,000	242,070
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(b)(c)	343,000	335,212
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026(c)	571,000	529,451
Tenneco, Inc., 5.00%, 07/15/2026(c)	328,000	168,217
		1,476,476
Automobiles-0.60%
Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026(b)	220,000	141,583
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	215,000	214,772
		356,355
Building Products-2.06%
American Woodmark Corp., 4.88%, 03/15/2026(b)	308,000	300,626
Cornerstone Building Brands, Inc., 8.00%, 04/15/2026(b)	421,000	403,884
Masonite International Corp., 5.75%, 09/15/2026(b)	191,000	195,500
PGT Escrow Issuer, Inc., 6.75%, 08/01/2026(b)	313,000	322,722
		1,222,732
Capital Markets-0.65%
MSCI, Inc., 4.75%, 08/01/2026(b)	372,000	388,891
Chemicals-2.20%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	350,000	288,246
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	215,000	212,622
Ingevity Corp., 4.50%, 02/01/2026(b)	205,000	199,067
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	203,000	211,589
Tronox, Inc., 6.50%, 04/15/2026(b)	413,000	392,080
		1,303,604
Commercial Services & Supplies-2.27%
Cimpress PLC (Ireland), 7.00%, 06/15/2026(b)	400,000	387,424
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	295,000	303,425
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	282,000	297,809
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	361,000	357,905
		1,346,563
Communications Equipment-0.89%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026	504,000	527,693
	Principal Amount	Value
Construction & Engineering-0.48%
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/2026(b)	$295,000	$287,200
Consumer Finance-2.32%
Navient Corp., 6.75%, 06/15/2026	325,000	299,752
Springleaf Finance Corp., 7.13%, 03/15/2026	1,092,000	1,078,181
		1,377,933
Containers & Packaging-2.74%
Ball Corp., 4.88%, 03/15/2026	516,000	569,114
Berry Global, Inc., 4.50%, 02/15/2026(b)	344,000	346,616
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	200,000	205,625
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	207,000	240,857
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	267,000	267,776
		1,629,988
Distributors-0.51%
Wolverine Escrow LLC, 9.00%, 11/15/2026(b)	456,000	304,150
Diversified Consumer Services-1.26%
Carriage Services, Inc., 6.63%, 06/01/2026(b)	306,000	320,859
frontdoor, inc., 6.75%, 08/15/2026(b)	199,000	213,639
Graham Holdings Co., 5.75%, 06/01/2026(b)	207,000	212,394
		746,892
Diversified Financial Services-1.85%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/2026(b)	258,000	273,753
Verscend Escrow Corp., 9.75%, 08/15/2026(b)	766,000	825,867
		1,099,620
Diversified Telecommunication Services-9.80%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	2,750,000	2,900,741
CenturyLink, Inc., 5.13%, 12/15/2026(b)	879,000	890,537
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	1,550,000	1,505,926
Level 3 Financing, Inc., 5.25%, 03/15/2026	504,000	522,807
		5,820,011
Electric Utilities-1.67%
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	284,000	291,056
Talen Energy Supply LLC, 10.50%, 01/15/2026(b)	516,000	409,139
Terraform Global Operating LLC, 6.13%, 03/01/2026(b)	295,000	291,625
		991,820
Electronic Equipment, Instruments & Components-0.53%
Itron, Inc., 5.00%, 01/15/2026(b)	310,000	312,654
Energy Equipment & Services-0.35%
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)	209,000	105,244
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026	104,000	100,343
		205,587

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Entertainment-1.79%
Netflix, Inc., 4.38%, 11/15/2026	$695,000	$739,439
WMG Acquisition Corp., Series 19-A, 5.50%, 04/15/2026(b)	313,000	323,504
		1,062,943
Equity REITs-2.52%
GEO Group, Inc. (The), 6.00%, 04/15/2026	105,000	82,231
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	193,000	196,414
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 4.50%, 09/01/2026	367,000	362,477
VICI Properties L.P./VICI Note Co, Inc., 4.25%, 12/01/2026(b)	863,000	856,955
		1,498,077
Food & Staples Retailing-0.69%
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)(c)	400,000	410,926
Food Products-4.01%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	400,000	379,424
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 06/01/2026(b)	210,000	184,070
Lamb Weston Holdings, Inc., 4.88%, 11/01/2026(b)	572,000	593,344
Post Holdings, Inc., 5.00%, 08/15/2026(b)	1,192,000	1,222,104
		2,378,942
Gas Utilities-1.21%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	478,000	508,025
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	207,000	211,877
		719,902
Health Care Equipment & Supplies-0.54%
Teleflex, Inc., 4.88%, 06/01/2026	309,000	319,370
Health Care Providers & Services-4.24%
AHP Health Partners, Inc., 9.75%, 07/15/2026(b)	325,000	335,907
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	310,000	263,054
HCA, Inc.
5.88%, 02/15/2026	1,004,000	1,126,232
5.38%, 09/01/2026	717,000	794,547
		2,519,740
Hotels, Restaurants & Leisure-2.96%
Aramark Services, Inc., 4.75%, 06/01/2026	369,000	364,537
Boyd Gaming Corp., 6.00%, 08/15/2026	441,000	430,447
IRB Holding Corp., 6.75%, 02/15/2026(b)	339,000	318,595
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	400,000	385,576
MGM Resorts International, 4.63%, 09/01/2026	267,000	255,761
		1,754,916
Household Durables-1.88%
LGI Homes, Inc., 6.88%, 07/15/2026(b)	193,000	197,547
SRS Distribution, Inc., 8.25%, 07/01/2026(b)(c)	207,000	201,009
	Principal Amount	Value
Household Durables-(continued)
Tempur Sealy International, Inc., 5.50%, 06/15/2026	$401,000	$402,931
TopBuild Corp., 5.63%, 05/01/2026(b)	307,000	313,466
		1,114,953
Household Products-0.18%
Energizer Holdings, Inc., 6.38%, 07/15/2026(b)	99,000	104,674
Independent Power and Renewable Electricity Producers-1.68%
Calpine Corp., 5.25%, 06/01/2026(b)	798,000	828,655
Clearway Energy Operating LLC, 5.00%, 09/15/2026	167,000	171,352
		1,000,007
Insurance-2.46%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	454,000	488,713
HUB International Ltd., 7.00%, 05/01/2026(b)	941,000	969,442
		1,458,155
Leisure Products-0.06%
Party City Holdings, Inc., 6.63%, 08/01/2026(b)	211,000	34,551
Life Sciences Tools & Services-1.41%
IQVIA, Inc., 5.00%, 10/15/2026(b)	800,000	836,084
Machinery-1.59%
Mueller Water Products, Inc., 5.50%, 06/15/2026(b)	295,000	304,900
SPX FLOW, Inc., 5.88%, 08/15/2026(b)	191,000	192,923
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada), 7.75%, 04/15/2026(b)	476,000	445,253
		943,076
Media-7.04%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	1,032,000	1,094,338
DISH DBS Corp., 7.75%, 07/01/2026	1,340,000	1,393,352
Gray Television, Inc., 5.88%, 07/15/2026(b)	489,000	506,025
McClatchy Co. (The), 9.00%, 07/15/2026(d)	88,000	85,841
National CineMedia LLC, 5.75%, 08/15/2026	106,000	66,627
Sinclair Television Group, Inc., 5.88%, 03/15/2026(b)	413,000	405,694
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	600,000	627,243
		4,179,120
Metals & Mining-4.79%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	422,000	392,538
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	490,000	447,049
Constellium SE, 5.88%, 02/15/2026(b)	500,000	506,523
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	207,000	209,289
Novelis Corp., 5.88%, 09/30/2026(b)	1,059,000	1,087,694
United States Steel Corp., 6.25%, 03/15/2026	322,000	201,995
		2,845,088
Oil, Gas & Consumable Fuels-10.62%
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	209,000	158,096
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	106,000	94,982
Buckeye Partners L.P., 3.95%, 12/01/2026	393,000	378,783
Callon Petroleum Co., 6.38%, 07/01/2026	210,000	59,548
Cheniere Energy Partners L.P., 5.63%, 10/01/2026	798,000	814,072

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
CNX Midstream Partners L.P./CNX Midstream Finance Corp., 6.50%, 03/15/2026(b)	$209,000	$189,367
Endeavor Energy Resources L.P./EER Finance, Inc., 5.50%, 01/30/2026(b)	307,000	299,560
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	309,000	276,320
Indigo Natural Resources LLC, 6.88%, 02/15/2026(b)	498,000	483,386
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	207,000	196,650
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	309,000	163,603
Occidental Petroleum Corp., 5.55%, 03/15/2026	772,000	660,060
Parkland Corp. (Canada), 6.00%, 04/01/2026(b)	327,000	330,210
PDC Energy, Inc., 5.75%, 05/15/2026	267,000	247,484
QEP Resources, Inc., 5.63%, 03/01/2026	259,000	139,043
Southwestern Energy Co., 7.50%, 04/01/2026(c)	476,000	439,422
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.88%, 04/15/2026	710,000	722,311
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	310,000	293,396
Western Midstream Operating L.P., 4.65%, 07/01/2026	381,000	357,271
		6,303,564
Paper & Forest Products-0.16%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	106,000	96,264
Personal Products-0.43%
Coty, Inc., 6.50%, 04/15/2026(b)	310,000	257,503
Pharmaceuticals-1.01%
Catalent Pharma Solutions, Inc., 4.88%, 01/15/2026(b)	297,000	304,740
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	295,000	293,249
		597,989
Real Estate Management & Development-0.46%
Hunt Cos., Inc., 6.25%, 02/15/2026(b)	310,000	273,701
Semiconductors & Semiconductor Equipment-0.62%
Entegris, Inc., 4.63%, 02/10/2026(b)	363,000	371,008
Software-3.29%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	207,000	214,464
Banff Merger Sub, Inc., 9.75%, 09/01/2026(b)	1,016,000	1,022,955
Fair Isaac Corp., 5.25%, 05/15/2026(b)	295,000	319,113
Nuance Communications, Inc., 5.63%, 12/15/2026	373,000	396,568
		1,953,100
	Principal Amount	Value
Specialty Retail-0.55%
Penske Automotive Group, Inc., 5.50%, 05/15/2026	$328,000	$323,839
Textiles, Apparel & Luxury Goods-1.91%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)	629,000	638,319
Under Armour, Inc., 3.25%, 06/15/2026	374,000	312,290
Wolverine World Wide, Inc., 5.00%, 09/01/2026(b)	194,000	184,421
		1,135,030
Trading Companies & Distributors-0.27%
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)	163,000	159,588
Wireless Telecommunication Services-3.37%
Sprint Corp., 7.63%, 03/01/2026	1,044,000	1,249,997
T-Mobile USA, Inc., 4.50%, 02/01/2026	732,000	754,095
		2,004,092
Total U.S. Dollar Denominated Bonds & Notes (Cost $59,871,021)		57,292,281
	Shares
Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(e)(f) (Cost $74,070)	74,070	74,070
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-96.61% (Cost $59,945,091)		57,366,351
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.98%
Invesco Private Government Fund, 0.02%(e)(f)(g) (Cost $1,175,779)	1,175,779	1,175,779
TOTAL INVESTMENTS IN SECURITIES-98.59% (Cost $61,120,870)		58,542,130
OTHER ASSETS LESS LIABILITIES-1.41%		836,410
NET ASSETS-100.00%		$59,378,540

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $37,147,487, which represented 62.56% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2020 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$56,590	$25,380,812	$(25,363,332)	$-	$-	$74,070	$7,546
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	1,033,482	16,940,990	(17,974,472)	-	-	-	12,910
Invesco Liquid Assets Portfolio, Institutional Class*	344,494	4,844,617	(5,188,960)	-	(151)	-	1,444
Invesco Private Government Fund	-	5,582,377	(4,406,598)	-	-	1,175,779	17
Total	$1,434,566	$52,748,796	$(52,933,362)	$-	$(151)	$1,249,849	$21,917

*	At May 31, 2020, this security was no longer held.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.41%
Aerospace & Defense-0.85%
Moog, Inc., 4.25%, 12/15/2027(b)	$125,000	$119,646
Auto Components-2.33%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	133,000	124,775
Dana, Inc., 5.38%, 11/15/2027(c)	65,000	62,278
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	153,000	141,171
		328,224
Building Products-0.92%
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	138,000	129,866
Capital Markets-0.91%
APX Group, Inc., 6.75%, 02/15/2027(b)	135,000	127,385
Chemicals-2.08%
Chemours Co. (The), 5.38%, 05/15/2027(c)	50,000	45,092
Hexion, Inc., 7.88%, 07/15/2027(b)	138,000	123,601
Olin Corp., 5.13%, 09/15/2027	138,000	123,221
		291,914
Commercial Services & Supplies-2.64%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	138,000	129,472
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	105,000	106,247
Harsco Corp., 5.75%, 07/31/2027(b)	138,000	135,495
		371,214
Communications Equipment-1.08%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)	165,000	151,496
Construction & Engineering-1.65%
AECOM, 5.13%, 03/15/2027	218,000	232,087
Consumer Finance-1.01%
Navient Corp., 5.00%, 03/15/2027	165,000	141,591
Containers & Packaging-2.80%
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	65,000	68,319
LABL Escrow Issuer LLC, 10.50%, 07/15/2027(b)	153,000	161,094
Pactiv LLC, 8.38%, 04/15/2027	50,000	53,678
Sealed Air Corp., 4.00%, 12/01/2027(b)	110,000	110,894
		393,985
Distributors-0.34%
Wolverine Escrow LLC, 13.13%, 11/15/2027(b)	75,000	47,484
Diversified Consumer Services-2.33%
Service Corp. International, 4.63%, 12/15/2027	138,000	145,618
Sotheby’s, 7.38%, 10/15/2027(b)	200,000	182,463
		328,081
Diversified Financial Services-2.38%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	218,000	232,258
LPL Holdings, Inc., 4.63%, 11/15/2027(b)	105,000	103,097
		335,355
Diversified Telecommunication Services-5.04%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	350,000	389,375
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	325,000	320,175
		709,550
	Principal Amount	Value
Electric Utilities-3.38%
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)	$138,000	$146,681
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	313,000	328,201
		474,882
Electrical Equipment-0.35%
EnerSys, 4.38%, 12/15/2027(b)	50,000	49,156
Electronic Equipment, Instruments & Components-0.48%
MTS Systems Corp., 5.75%, 08/15/2027(b)	75,000	67,767
Energy Equipment & Services-1.12%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	165,000	157,544
Entertainment-2.39%
Live Nation Entertainment, Inc., 4.75%, 10/15/2027(b)	220,000	204,559
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	138,000	131,420
		335,979
Equity REITs-6.68%
CoreCivic, Inc., 4.75%, 10/15/2027	50,000	45,408
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	208,000	209,644
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 5.75%, 02/01/2027	165,000	173,327
Ryman Hospitality Properties, Inc., 4.75%, 10/15/2027(b)	150,000	127,660
SBA Communications Corp., 3.88%, 02/15/2027(b)	220,000	224,537
VICI Properties L.P./VICI Note Co., Inc., 3.75%, 02/15/2027(b)	165,000	159,612
		940,188
Food & Staples Retailing-2.44%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	300,000	305,191
Rite Aid Corp., 7.70%, 02/15/2027	50,000	38,408
		343,599
Gas Utilities-1.58%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027(c)	138,000	147,053
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	75,000	74,517
		221,570
Health Care Providers & Services-5.38%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)	65,000	62,981
Community Health Systems, Inc., 8.00%, 12/15/2027(b)	135,000	130,022
LifePoint Health, Inc., 4.38%, 02/15/2027(b)	135,000	130,697
Tenet Healthcare Corp., 5.13%, 11/01/2027(b)	355,000	367,981
US Renal Care, Inc., 10.63%, 07/15/2027(b)	63,000	65,744
		757,425
Hotels, Restaurants & Leisure-4.76%
Boyd Gaming Corp., 4.75%, 12/01/2027(b)	220,000	203,119
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	153,000	159,058
Penn National Gaming, Inc., 5.63%, 01/15/2027(b)	63,000	59,468

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Wyndham Destinations, Inc., Series J, 5.75%, 04/01/2027	$75,000	$68,077
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	193,000	179,310
		669,032
Household Durables-2.62%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	133,000	125,440
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	105,000	102,178
Meritage Homes Corp., 5.13%, 06/06/2027	75,000	77,517
TRI Pointe Group, Inc., 5.25%, 06/01/2027	65,000	63,813
		368,948
Industrial Conglomerates-1.49%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	220,000	210,237
Insurance-0.98%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	135,000	138,004
Interactive Media & Services-1.54%
Match Group, Inc., 5.00%, 12/15/2027(b)(c)	78,000	81,901
Twitter, Inc., 3.88%, 12/15/2027(b)	135,000	134,916
		216,817
Leisure Products-0.98%
Mattel, Inc., 5.88%, 12/15/2027(b)	135,000	137,675
Machinery-0.80%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	75,000	73,017
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	50,000	38,822
		111,839
Media-14.64%
Belo Corp., 7.25%, 09/15/2027	50,000	51,678
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)	658,000	692,436
Nexstar Broadcasting, Inc., 5.63%, 07/15/2027(b)	368,000	378,052
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	50,000	46,697
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	313,000	327,810
Telesat Canada/Telesat LLC (Canada)
4.88%, 06/01/2027(b)	75,000	75,047
6.50%, 10/15/2027(b)	125,000	122,873
Terrier Media Buyer, Inc., 8.88%, 12/15/2027(b)	105,000	102,178
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)	250,000	262,004
		2,058,775
Metals & Mining-0.46%
Commercial Metals Co., 5.38%, 07/15/2027	65,000	64,968
Mortgage REITs-0.95%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	160,000	134,100
Oil, Gas & Consumable Fuels-7.16%
EQT Corp., 3.90%, 10/01/2027	264,000	232,485
MEG Energy Corp. (Canada), 7.13%, 02/01/2027(b)	145,000	132,493
Murphy Oil Corp., 5.88%, 12/01/2027	65,000	60,552
NuStar Logistics L.P., 5.63%, 04/28/2027	108,000	102,580
Occidental Petroleum Corp., 3.00%, 02/15/2027(c)	153,000	105,570
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	138,000	138,319
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Southwestern Energy Co., 7.75%, 10/01/2027	$105,000	$97,844
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.38%, 02/01/2027	138,000	137,457
		1,007,300
Paper & Forest Products-0.53%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	75,000	74,237
Pharmaceuticals-2.40%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	123,000	126,360
Horizon Therapeutics USA, Inc., 5.50%, 08/01/2027(b)	200,000	210,963
		337,323
Professional Services-0.69%
Korn Ferry, 4.63%, 12/15/2027(b)	105,000	96,403
Specialty Retail-0.89%
Michaels Stores, Inc., 8.00%, 07/15/2027(b)(c)	93,000	75,080
Sonic Automotive, Inc., 6.13%, 03/15/2027	50,000	49,772
		124,852
Technology Hardware, Storage & Peripherals-0.74%
Presidio Holdings, Inc., 4.88%, 02/01/2027(b)	105,000	104,459
Thrifts & Mortgage Finance-0.96%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	150,000	135,352
Trading Companies & Distributors-1.82%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	263,000	256,253
Transportation Infrastructure-0.73%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 07/15/2027(b)	133,000	102,165
Wireless Telecommunication Services-2.11%
C&W Senior Financing DAC (Ireland), 6.88%, 09/15/2027(b)	300,000	296,878
Total U.S. Dollar Denominated Bonds & Notes (Cost $14,141,200)		13,701,605
	Shares
Money Market Funds-0.30%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $42,020)	42,020	42,020
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.71% (Cost $14,183,220)		13,743,625
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.69%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $519,723)	519,723	519,723
TOTAL INVESTMENTS IN SECURITIES-101.40% (Cost $14,702,943)		14,263,348
OTHER ASSETS LESS LIABILITIES-(1.40)%		(196,975)
NET ASSETS-100.00%		$14,066,373

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $10,509,025, which represented 74.71% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$7,269,835	$(7,227,815)	$-	$-	$42,020	$1,500
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	-	4,158,621	(4,158,621)	-	-	-	1,171
Invesco Liquid Assets Portfolio, Institutional Class*	-	1,008,179	(1,007,990)	-	(189)	-	13
Invesco Private Government Fund	-	2,494,879	(1,975,156)	-	-	519,723	9
Total	$-	$14,931,514	$(14,369,582)	$-	$(189)	$561,743	$2,693

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2021 Municipal Bond ETF (BSML)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.70%
Arizona-0.69%
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2021	$100	$105,190
California-15.93%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities), Series 2011, Ref. RB	6.13%	07/01/2041	150	152,546
California (State of), Series 2011, GO Bonds	5.00%	10/01/2021	135	143,475
California (State of), Series 2011, GO Bonds	5.00%	09/01/2030	100	105,771
California (State of), Series 2011, GO Bonds	5.25%	09/01/2030	125	132,310
California (State of), Series 2016 C, Ref. GO Bonds	5.00%	09/01/2021	125	132,373
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	100	105,758
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2021	145	150,710
California (State of) Public Works Board, Series 2011 D, RB	5.00%	12/01/2031	140	148,915
Los Angeles (City of), CA, Series 2012 C, Ref. RB	5.00%	06/01/2021	100	104,790
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2021	100	105,134
Sacramento (City of), CA Municipal Utility District, Series 2011 X, Ref. RB	5.00%	08/15/2027	100	105,605
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2021	200	211,426
San Francisco (City and County of), CA Public Utilities Commission, Series 2011 A, RB(a)(b)	4.50%	11/01/2021	160	169,803
San Francisco (City and County of), CA Public Utilities Commission, Series 2011 A, RB(a)(b)	5.00%	11/01/2021	600	640,998
				2,409,614
Colorado-0.88%
Colorado Springs (City of), CO, Series 2011 A, Ref. RB	5.00%	11/15/2021	125	133,775
Connecticut-0.85%
Connecticut (State of), Series 2014 A, GO Bonds	4.00%	03/01/2021	125	128,135
District of Columbia-1.41%
District of Columbia, Series 2011 G, RB	5.00%	12/01/2031	200	212,892
Florida-4.83%
Florida (State of) (Capital Outlay), Series 2011 E, Ref. GO Bonds	5.00%	06/01/2027	50	52,302
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2021	35	36,698
Florida (State of) (State Board of Education), Series 2011 E, Ref. GO Bonds	5.00%	06/01/2025	200	209,352
Mid-Bay Bridge Authority, Series 2011 A, RB(a)(b)	7.25%	10/01/2021	300	327,621
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2021	25	25,597
Palm Beach (County of), FL Solid Waste Authority, Series 2011, Ref. RB	5.00%	10/01/2031	75	79,604
				731,174
Georgia-3.47%
Atlanta (City of), GA, Series 2019 F, Ref. RB	5.00%	07/01/2021	400	418,304
Valdosta & Lowndes (County of), GA Hospital Authority (South Medical Center), Series 2011 B, RB(a)(b)	5.00%	10/01/2021	100	106,305
				524,609
Hawaii-0.53%
Hawaii (State of), Series 2012 EF, Ref. GO Bonds	5.00%	11/01/2021	75	80,146
Illinois-5.30%
Chicago (City of), IL Transit Authority, Series 2011, RB	5.25%	12/01/2025	175	184,289
Cook (County of), IL, Series 2011 A, Ref. GO Bonds	5.25%	11/15/2024	300	308,394
Illinois (State of) Finance Authority (State Clean Water), Series 2016, RB	5.00%	01/01/2021	300	308,457
				801,140
Maryland-1.29%
Maryland (State of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2021	160	169,078
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2012 B, RB(a)(b)	5.00%	11/15/2021	10	10,696
Washington (State of) Suburban Sanitary Commission, Series 2011, RB	3.00%	06/01/2021	15	15,432
				195,206
Massachusetts-8.42%
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds(a)(b)	5.00%	10/01/2021	100	106,444
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds	4.00%	10/01/2028	200	208,640
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2010 A, RB	5.00%	12/15/2021	200	214,878
Massachusetts (Commonwealth of) School Building Authority, Series 2011 B, RB(a)(b)	5.00%	10/15/2021	200	213,264

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) School Building Authority, Series 2011 B, RB(a)(b)	5.25%	10/15/2021	$100	$106,974
Massachusetts (State of) Bay Transportation Authority, Series 2017, RB	4.00%	12/01/2021	400	423,024
				1,273,224
Michigan-1.39%
Michigan (State of) Finance Authority, Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2021	200	210,200
Minnesota-2.02%
Minnesota (State of) Public Facilities Authority, Series 2016 B, Ref. RB	3.00%	03/01/2021	300	306,429
Missouri-0.69%
St Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2021	100	104,409
Nebraska-0.03%
West Haymarket Joint Public Agency, Series 2011, GO Bonds(a)(b)	4.25%	12/15/2021	5	5,314
Nevada-2.12%
Clark (County of), NV, Series 2016 A, Ref. GO Bonds	5.00%	11/01/2021	300	320,100
New Jersey-4.63%
New Jersey (State of), Series 2016 T, Ref. GO Bonds	5.00%	06/01/2021	45	46,887
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(a)	5.00%	03/01/2021	55	56,780
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2021	145	146,711
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB(a)(b)	5.00%	06/15/2021	25	26,242
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB(a)(b)	6.00%	06/15/2021	300	318,099
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 B, RB(a)(b)	5.25%	06/15/2021	100	105,171
				699,890
New York-20.59%
Metropolitan Transportation Authority, Series 2012 F, Ref. RB	5.00%	11/15/2021	400	409,016
Nassau (County of), NY, Series 2016 A, Ref. GO Bonds	5.00%	01/01/2021	200	205,092
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2021	125	132,682
New York (City of), NY, Series 2011 HH, RB	5.00%	06/15/2026	200	209,372
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2021	200	210,984
New York (State of) Dormitory Authority, Series 2012, RB	5.00%	05/15/2021	150	156,954
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2021	200	207,520
New York (State of) Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2028	200	212,110
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2021	500	525,475
New York State Urban Development Corp., Series 2011 A, RB	5.00%	03/15/2023	200	206,938
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2021	400	426,588
Triborough Bridge & Tunnel Authority, Series 2012 B, Ref. RB	5.00%	11/15/2021	200	213,042
				3,115,773
Ohio-3.53%
Columbus (City of), OH, Series 2012 1, Ref. GO Bonds	5.00%	07/01/2021	300	315,771
Lucas (County of), OH (ProMedica Healthcare), Series 2011 A, RB(a)(b)	6.50%	11/15/2021	200	217,900
				533,671
Pennsylvania-4.22%
Pennsylvania (Commonwealth of), Series 2012, Ref. GO Bonds	5.00%	07/01/2021	300	315,402
Philadelphia (City of), PA, Series 2013 A, RB	5.00%	01/01/2021	315	323,020
				638,422
South Carolina-1.36%
Columbia (City of), SC, Series 2011 A, Ref. RB(a)(b)	5.00%	02/01/2021	200	206,434
Tennessee-0.03%
Knoxville (City of), TN, Series 2012 B, RB	3.00%	04/01/2047	5	5,025
Texas-5.53%
Dallas/Fort Worth International Airport, Series 2011 D, RB	5.00%	11/01/2021	75	76,229
Harris (County of), TX Flood Control District, Series 2008 A, Ref. RB	5.25%	10/01/2021	200	213,496
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2021	400	414,420
North Texas Tollway Authority, Series 2011, Ref. RB	5.00%	01/01/2038	15	15,298
Odessa Junior College District, Series 2011, GO Bonds(a)(b)	5.38%	08/15/2021	50	53,138
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2021	60	63,850
				836,431

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-2.05%
Virginia (State of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2021	$300	$309,693
Washington-3.50%
Washington (State of), Series 2011 A, GO Bonds(a)(b)	5.00%	08/01/2021	100	105,577
Washington (State of), Series 2011 C, GO Bonds(a)	5.00%	06/01/2025	75	78,046
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives), Series 2011 A, RB(a)(b)	5.00%	02/01/2021	335	345,549
				529,172
Wisconsin-1.41%
Wisconsin (State of), Series 2016 1, Ref. GO Bonds	5.00%	11/01/2021	200	213,842
TOTAL INVESTMENTS IN SECURITIES(d)-96.70% (Cost $14,541,751)				14,629,910
OTHER ASSETS LESS LIABILITIES-3.30%				498,863
NET ASSETS-100.00%				$15,128,773

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$653,031	$(653,031)	$-	$-	$-	$48

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2022 Municipal Bond ETF (BSMM)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-92.14%
Arizona-1.30%
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2030	$35	$38,154
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2031	115	125,168
				163,322
Arkansas-0.41%
Arkansas (State of) (Four-Lane Highway Construction), Series 2013, GO Bonds	3.25%	06/15/2022	50	51,565
California-12.61%
Bay Area Toll Authority, Series 2012 F-1, RB(a)(b)	5.00%	04/01/2022	75	81,575
California (State of), Series 2012, GO Bonds	5.00%	04/01/2042	100	107,280
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2022	100	111,274
California (State of) Public Works Board, Series 2012 A, RB	5.00%	04/01/2027	50	54,088
California (State of) Public Works Board, Series 2012 G, Ref. RB	5.00%	11/01/2030	135	148,944
California (State of) Public Works Board (Department of Corrections & Rehabilitation), Series 2012, Ref. RB	5.00%	06/01/2027	100	108,905
California (State of) Statewide Communities Development Authority (Episcopal Communities and Services), Series 2012, Ref. RB	5.00%	05/15/2047	100	103,761
Los Angeles (City of), CA, Series 2012 B, Ref. RB	5.00%	06/01/2031	145	158,308
Los Angeles (City of), CA, Series 2012 C, Ref. RB	5.00%	06/01/2025	135	147,675
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB	5.00%	07/01/2022	100	109,988
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 B, Ref. RB	5.00%	07/01/2022	30	33,083
Metropolitan Water District of Southern California, Series 2012 G, Ref. RB	5.00%	07/01/2028	40	43,942
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2022	135	148,632
San Diego (County of), CA Regional Transportation Commission, Series 2012 A, RB(a)(b)	5.00%	04/01/2022	100	108,573
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2022	100	109,711
University of California, Series 2012 G, RB	5.00%	05/15/2037	10	10,857
				1,586,596
Colorado-1.11%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2022	100	111,714
Regional Transportation District (Fastracks), Series 2012 A, RB	5.00%	11/01/2031	25	27,424
				139,138
Connecticut-3.06%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 A-1, Ref. RB	5.00%	07/01/2042	200	219,316
South Central Connecticut Regional Water Authority, Series 2012, Ref. RB(a)(b)	5.00%	08/01/2022	150	165,470
				384,786
District of Columbia-1.47%
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2014 A, Ref. RB	5.00%	10/01/2053	180	184,835
Florida-2.59%
Citizens Property Insurance Corp., Series 2015 A-1, RB	5.00%	06/01/2022	100	106,399
Miami-Dade (County of), FL, Series 2012 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2035	100	110,208
Volusia County School Board, Series 2019, COP	5.00%	08/01/2022	100	109,279
				325,886
Georgia-0.90%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB	4.00%	12/01/2042	25	25,455
Georgia (State of), Series 2012 A, GO Bonds	5.00%	07/01/2024	80	87,923
				113,378
Guam-4.58%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2027	535	575,949
Illinois-1.66%
Illinois (State of), Series 2013, RB	5.00%	06/15/2022	100	101,745
Illinois (State of), Series 2016 C, Ref. RB	5.00%	06/15/2022	105	106,832
				208,577

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-1.51%
Montgomery (County of), MD, Series 2014 A, GO Bonds	5.00%	11/01/2022	$90	$100,470
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2022	80	89,617
				190,087
Massachusetts-2.27%
Massachusetts (Commonwealth of), Series 2013 A, RB(a)(b)	5.00%	06/15/2022	25	27,453
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	5.00%	07/01/2022	100	109,988
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds(a)(b)	5.00%	07/01/2022	20	22,005
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	5	5,519
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2026	70	76,964
Massachusetts Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2022	40	44,123
				286,052
Michigan-0.87%
Michigan (State of) Finance Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2022	100	109,415
Nevada-0.21%
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2022	25	27,135
New Jersey-4.63%
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2022	220	226,778
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.25%	12/15/2022	30	31,299
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	195	214,553
North Hudson Sewerage Authority, Series 2012 A, COP(a)(b)	5.00%	06/01/2022	100	109,415
				582,045
New York-20.00%
Long Island Power Authority, Series 2012 A, RB	5.00%	09/01/2037	400	432,588
Metropolitan Transportation Authority, Series 2012 D, Ref. RB	5.00%	11/15/2025	200	206,228
Metropolitan Transportation Authority, Series 2015 A-1, RB	5.00%	11/15/2022	100	103,393
Nassau (County of), NY, Series 2016 A, Ref. GO Bonds	5.00%	01/01/2022	90	96,190
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.00%	12/01/2026	500	535,120
New York (City of), NY, Series 2012 A-1, GO Bonds	5.00%	10/01/2025	100	109,328
New York (City of), NY, Series 2012 F, Ref. GO Bonds	5.00%	08/01/2027	100	106,597
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2022	100	110,123
New York (City of), NY Transitional Finance Authority, Series 2011 D, RB	5.25%	02/01/2022	100	103,307
New York (City of), NY Transitional Finance Authority, Series 2012 C-1, RB	5.00%	11/01/2025	100	109,898
New York (State of) Dormitory Authority, Series 2012 D, RB	5.00%	02/15/2027	100	107,277
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2022	100	108,366
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2022	100	111,655
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2022	250	276,800
				2,516,870
North Carolina-1.68%
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2022	100	108,147
North Carolina Medical Care Commission (Novant Health), Series 2013, Ref. RB	4.00%	11/01/2046	100	103,320
				211,467
Ohio-1.83%
Allen (County of), OH (Catholic Health Partners), Series 2012 A, Ref. RB	5.00%	05/01/2033	100	105,850
Ohio (State of), Series 2015 B, GO Bonds	5.00%	06/15/2030	65	70,827
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health), Series 2012 A, RB	5.00%	01/01/2027	50	53,050
				229,727
Oklahoma-0.81%
Oklahoma (State of) Turnpike Authority, Series 2017 C, RB	5.00%	01/01/2030	95	101,786
Pennsylvania-7.48%
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	01/15/2022	90	96,767
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University), Series 2012, RB	5.00%	05/01/2037	400	401,936
Philadelphia (City of), PA, Series 2012, Ref. RB	5.00%	11/01/2028	400	442,232
				940,935

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-5.22%
Nashville & Davidson (County of), TN, Series 2017, GO Bonds	5.00%	07/01/2022	$400	$439,776
Wilson (County of), TN, Series 2012, Ref. GO Bonds	5.00%	04/01/2022	200	217,686
				657,462
Texas-10.68%
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2022	100	108,298
Dallas Independent School District, Series 2012, Ref. GO Bonds	4.00%	08/15/2024	500	540,520
North Central Texas Health Facility Development Corp. (Childrens Medical Center Dallas), Series 2012, RB(a)(b)	5.00%	08/15/2022	100	110,498
North Texas Tollway Authority, Series 2012 B, Ref. RB	5.00%	01/01/2042	100	104,997
San Antonio (City of), TX, Series 2016, Ref. GO Bonds	5.00%	02/01/2022	100	108,057
Texas (State of), Series 2011, Ref. GO Bonds	5.00%	10/01/2022	100	106,471
University of Texas Pernanent Fund (Permanent University Fund Boards), Series 2007 B, Ref. RB	5.25%	07/01/2022	240	264,950
				1,343,791
Virginia-2.58%
Fairfax (County of), VA Economic Development Authority (Public Uses Complex), Series 2014, Ref. RB	5.00%	05/15/2022	200	218,908
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2012, RB	5.00%	05/15/2040	100	105,719
				324,627
Washington-2.68%
Washington (State of), Series 2012, Ref. GO Bonds	3.00%	07/01/2028	40	41,802
Washington (State of) (Senior 520 Corridor Program), Series 2012 F, RB	5.00%	09/01/2022	150	165,498
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.00%	10/01/2034	125	129,955
				337,255
TOTAL INVESTMENTS IN SECURITIES(d)-92.14% (Cost $11,532,105)				11,592,686
OTHER ASSETS LESS LIABILITIES-7.86%				988,981
NET ASSETS-100.00%				$12,581,667

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	5.92%

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$3,091,263	$(3,091,263)	$-	$-	$-	$225

*	At May 31, 2020, this security was no longer held.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
May 31, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.93%
Arizona-2.43%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2023	$120	$132,265
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2023	100	113,472
				245,737
California-19.13%
Alameda (County of), CA Joint Powers Authority, Series 2013 A, RB	5.25%	12/01/2025	65	76,147
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2017 B, Ref. RB	5.00%	10/01/2027	95	106,216
California (State of), Series 2013, Ref. GO Bonds	5.00%	09/01/2031	100	112,942
California (State of), Series 2013, Ref. GO Bonds	5.00%	02/01/2032	100	110,532
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2025	100	115,388
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2023	100	114,594
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	100	111,598
California (State of) Public Works Board (University of California - Davidson Library), Series 2013 C, RB(a)(b)	5.00%	03/01/2023	100	112,996
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	50	55,669
Desert Community College District (Riverside & Imperial), Series 2018, GO Bonds	5.00%	08/01/2043	100	112,602
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2029	500	568,840
Los Angeles Unified School District, Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	100	114,364
San Diego (County of), CA Water Authority, Series 2015 A, Ref. RB	5.00%	05/01/2023	100	113,814
San Jose (City of), CA Financing Authority, Series 2013 A, Ref. RB	5.00%	06/01/2033	100	109,603
				1,935,305
Connecticut-1.37%
Connecticut (State of), Series 2012 A, RB	5.00%	01/01/2027	25	27,314
Connecticut (State of), Series 2013 A, GO Bonds	5.00%	10/15/2027	100	111,037
				138,351
District of Columbia-0.90%
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2027	80	90,914
Florida-3.32%
Florida (State of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	195	223,400
School Board of Miami-Dade County (The), Series 2013 A, COP	5.00%	05/01/2032	100	112,135
				335,535
Georgia-0.44%
Forsyth County School District, Series 2013, Ref. GO Bonds	5.00%	02/01/2023	20	22,553
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2023	20	22,552
				45,105
Hawaii-4.57%
Hawaii (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2023	400	462,700
Illinois-3.40%
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2029	100	101,270
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2023	100	102,101
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2023	10	11,440
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2023	55	61,257
Metropolitan Water Reclamation District of Greater Chicago, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2023	15	17,212
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2023	45	50,374
				343,654
Indiana-5.84%
Indiana (State of) Finance Authority, Series 2019, Ref. RB	5.00%	12/01/2023	150	172,012
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	400	418,488
				590,500
Iowa-0.34%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2023	30	34,180

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-1.69%
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2023	$150	$170,721
Massachusetts-2.20%
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2032	100	112,567
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2023	100	110,181
				222,748
Michigan-1.12%
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2023	100	113,396
Minnesota-0.11%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 B, Ref. RB	5.00%	01/01/2023	10	10,993
Nevada-0.55%
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2023	50	56,209
New Jersey-3.68%
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2023	100	103,987
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2023	150	159,804
Rutgers The State University of New Jersey, Series 2018 N, RB	4.00%	05/01/2023	100	108,534
				372,325
New York-24.19%
Battery Park City Authority, Series 2013 A, RB	5.00%	11/01/2025	400	462,984
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2023	200	217,004
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2023	100	104,475
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2023	100	108,939
New York (City of), NY, Series 2017 A, Ref. GO Bonds	4.00%	08/01/2023	70	77,710
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2025	100	115,507
New York (City of), NY Transitional Finance Authority, Series 2012 E-1, RB	5.00%	02/01/2023	200	214,160
New York (City of), NY Transitional Finance Authority, Series 2013 F-1, RB	5.00%	02/01/2026	200	222,464
New York (State of) Dormitory Authority, Series 2012 D, RB	5.00%	02/15/2023	100	107,632
New York (State of) Dormitory Authority, Series 2012, RB	5.00%	05/15/2023	100	108,139
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2023	200	224,814
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2031	200	221,272
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	4.00%	10/15/2023	125	141,204
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2027	105	121,163
				2,447,467
North Carolina-1.13%
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	100	114,321
Ohio-0.23%
Ohio (State of) Water Development Authority, Series 2016, RB	5.00%	12/01/2023	20	23,297
Oregon-0.28%
Oregon (State of) Department of Transportation, Series 2013 A, RB(a)(b)	5.00%	11/15/2023	25	28,921
Pennsylvania-2.25%
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2023	100	112,667
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2023	100	114,803
				227,470
South Carolina-0.47%
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	15	15,825
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 B, Ref. RB	5.13%	12/01/2043	30	31,860
				47,685
Tennessee-0.29%
Memphis (City of), TN, Series 2014 A, Ref. GO Bonds	5.00%	11/01/2023	25	28,937
Texas-7.48%
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2023	125	144,548
Dallas-Fort Worth (Cities of), TX International Airport, Series 2013 F, Ref. RB	5.25%	11/01/2033	270	299,233
Hidalgo (County of), TX Regional Mobility Authority, Series 2013, Ref. RB	5.00%	12/01/2043	75	82,627
University of Texas System (The), Series 2016 D, RB	5.00%	08/15/2023	200	230,216
				756,624

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-4.42%
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB	5.00%	09/01/2023	$100	$110,690
Virginia Public School Authority, Series 2012, Ref. RB	5.00%	08/01/2023	160	176,563
Virginia Public School Authority, Series 2015, Ref. RB	5.00%	08/01/2023	140	159,812
				447,065
Washington-2.44%
Energy Northwest (Columbia Generating System), Series 2015 A, Ref. RB	5.00%	07/01/2023	15	17,150
Washington (State of) (Senior 520 Corridor Program), Series 2013 C, RB	5.00%	09/01/2023	200	229,348
				246,498
West Virginia-0.28%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2023	25	28,739
Wisconsin-1.38%
Milwaukee (City of), WI, Series 2018 N1, GO Bonds	5.00%	02/01/2023	125	139,674
TOTAL INVESTMENTS IN SECURITIES-95.93% (Cost $9,590,125)				9,705,071
OTHER ASSETS LESS LIABILITIES-4.07%				411,367
NET ASSETS-100.00%				$10,116,438

Investment Abbreviations:
COP	-Certificates of Participation
GO	-General Obligation
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$272,947	$(272,947)	$-	$-	$-	$20

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.47%
Alabama-0.35%
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	$30	$35,120
Arizona-1.97%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2015, Ref. RB	5.00%	07/01/2032	170	198,042
California-18.50%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB	5.00%	05/01/2046	100	106,539
California (State of), Series 2014 AS, RB	5.00%	12/01/2026	100	120,906
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	119,495
California (State of), Series 2014, GO Bonds	5.00%	12/01/2024	200	231,530
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2024	100	115,765
California State University, Series 2014 A, Ref. RB	5.00%	11/01/2029	200	238,208
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	230,384
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	200	233,132
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	200	237,326
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2037	200	231,682
				1,864,967
Colorado-0.12%
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2024	10	11,638
Connecticut-4.28%
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2027	100	112,396
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2026	75	86,324
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2014 E, RB	5.00%	07/01/2024	200	232,904
				431,624
Florida-4.97%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2014, RB	4.00%	12/01/2044	145	148,932
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	02/01/2040	100	115,042
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	90	106,676
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	130,185
				500,835
Georgia-2.89%
Atlanta (City of), GA, Series 2015, GO Bonds	5.00%	12/01/2031	50	59,442
Atlanta (City of), GA Department of Aviation, Series 2014 A, Ref. RB	5.00%	01/01/2030	100	112,650
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2024	100	119,066
				291,158
Illinois-5.63%
Chicago (City of), IL, Series 2014 A, Ref. GO Bonds	5.00%	01/01/2034	100	100,784
Chicago (City of), IL Midway International Airport, Series 2014 B, Ref. RB	5.00%	01/01/2027	150	166,308
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	95	96,742
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	100	101,657
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	101,825
				567,316
Louisiana-1.12%
New Orleans (City of), LA, Series 2014, Ref. RB	5.00%	06/01/2044	100	113,057
Maryland-4.08%
Maryland (State of), Series 2016, GO Bonds	4.00%	06/01/2027	100	113,073
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	40	47,767
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	25	29,854
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	113,771
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB	5.00%	10/01/2045	100	106,757
				411,222
Minnesota-2.28%
Minneapolis-St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2029	100	112,799
Western Minnesota Municipal Power Agency, Series 2014 A, RB(b)(c)	5.00%	01/01/2024	100	116,648
				229,447

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-0.22%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	$20	$22,610
Nevada-1.12%
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2029	100	113,015
New Jersey-5.45%
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	105,043
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	100	102,156
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	115,019
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	100	113,820
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2031	100	113,438
				549,476
New York-18.12%
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	105,500
Metropolitan Transportation Authority, Series 2014 D-1, RB	5.25%	11/15/2044	100	104,769
Metropolitan Transportation Authority, Series 2017 B2, RB	5.00%	11/15/2024	15	17,156
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2033	100	114,031
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2026	200	238,346
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	11/01/2029	100	115,557
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2033	100	114,291
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	200	235,128
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2036	300	334,827
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2031	200	228,582
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(a)	4.00%	02/01/2024	200	218,328
				1,826,515
North Carolina-0.48%
North (State of) Carolina Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	48,633
Ohio-2.35%
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2033	205	236,607
Oregon-0.41%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2027	35	41,704
Pennsylvania-3.52%
Pennsylvania (Commonwealth of), Series 2015, Ref. GO Bonds	5.00%	08/15/2024	100	118,566
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2024	100	118,893
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	116,925
				354,384
South Carolina-1.09%
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	100	110,289
Texas-9.10%
Board of Regents of The University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	11,930
Board of Regents of The University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	15	17,766
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2024	100	115,662
Dallas Area Rapid Transit, Series 2014 A, Ref. RB	5.00%	12/01/2026	30	35,402
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	20	23,741
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	65,348
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	125	143,841
Texas (State of), Series 2014 A, Ref. GO Bonds	5.00%	10/01/2030	100	118,502
Texas (State of), Series 2014, GO Bonds	5.00%	04/01/2026	20	23,497
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2024	35	41,355
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2024	275	319,938
				916,982
Virginia-1.10%
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	100	110,816
Washington-7.19%
Energy Northwest, Series 2014 C, Ref. RB	5.00%	07/01/2027	150	176,991
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds	5.00%	12/01/2024	200	240,322
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2028	200	232,604

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	$45	$51,108
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	23,786
				724,811
Wisconsin-1.13%
Wisconsin (State of), Series 2018 A, GO Bonds	5.00%	05/01/2024	100	113,657
TOTAL INVESTMENTS IN SECURITIES(d)-97.47% (Cost $9,745,576)				9,823,925
OTHER ASSETS LESS LIABILITIES-2.53%				255,312
NET ASSETS-100.00%				$10,079,237

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$2,277,897	$(2,277,897)	$-	$-	$-	$223

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.90%
Alaska-1.14%
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	$100	$115,391
Arizona-1.04%
Arizona State University, Series 2015 D, RB	5.00%	07/01/2041	25	29,006
City of Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	65	76,185
				105,191
California-15.67%
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	118,733
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	100	120,572
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	100	122,152
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	121,414
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	61,512
California (State of) Statewide Communities Development Authority (Beverly Community Hospital Association), Series 2015, RB	5.00%	02/01/2045	200	207,634
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	78,025
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	53,927
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	48,766
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	100	123,099
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	5.00%	11/01/2025	100	121,000
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017, COP	3.00%	04/01/2031	65	69,656
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	121,190
San Francisco Bay Area Rapid Transit District, Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	79,658
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	121,641
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	20	21,843
				1,590,822
Connecticut-4.66%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	231,380
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	241,783
				473,163
Delaware-2.39%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	242,400
Florida-3.61%
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	55,395
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	107,857
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	120,675
School District of Broward County, Series 2015 B, Ref. COP	5.00%	07/01/2030	70	82,383
				366,310
Georgia-3.99%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	150	174,643
Gainesville & Hall (County of), GA Hospital Authority, Series 2014 S, Ref. RB	5.25%	08/15/2049	100	114,454
Gainesville & Hall (County of), GA Hospital Authority, Series 2014 S, Ref. RB	5.50%	08/15/2054	100	115,789
				404,886
Hawaii-1.80%
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	150	183,038
Illinois-5.47%
Illinois (State of) Finance Authority (Ascension), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	555,755
Kansas-0.23%
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	23,627
Louisiana-2.87%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB	5.00%	02/01/2039	100	116,631
Louisiana (State of), Series 2015 A, Ref. RB	5.00%	05/01/2041	150	175,022
				291,653
Maryland-1.08%
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	109,340

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-2.60%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	$85	$98,567
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	61,493
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	100	103,841
				263,901
Michigan-1.78%
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	111,385
Michigan (State of) Finance Authority (Great Lakes Water), Series 2014 C-3, RB, (INS - AGM)(a)	5.00%	07/01/2025	60	69,635
				181,020
Missouri-0.11%
Health & Educational Facilities Authority of the State of Missouri (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	10	10,714
Nevada-1.38%
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	140,065
New Jersey-2.90%
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	100	106,636
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	100	105,410
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	82,359
				294,405
New York-17.94%
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2027	75	87,646
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2030	70	81,514
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	108,094
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	133,245
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	357,528
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	11/01/2032	180	215,282
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	122,300
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	99,754
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2025	105	125,849
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2027	40	47,404
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	120,516
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	128,830
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	103,346
Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	75	90,532
				1,821,840
North Carolina-3.65%
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2025	100	121,688
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(b)(c)	5.00%	10/01/2025	200	248,832
				370,520
Ohio-1.39%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	111,452
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	30,053
				141,505
Pennsylvania-4.77%
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2025	95	114,783
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	147,159
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	108,227
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	100	114,173
				484,342
South Carolina-2.32%
Charleston (City of), SC, Series 2015, RB	5.00%	01/01/2040	200	235,116
Texas-5.64%
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	86,117
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	100	115,089

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	$100	$117,180
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	100	122,494
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	120,110
Texas State University System, Series 2017 A, Ref. RB	5.00%	03/15/2025	10	12,114
				573,104
Utah-2.37%
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(b)(c)	5.00%	06/15/2025	140	172,705
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2037	60	67,702
				240,407
Vermont-0.23%
University of Vermont & State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	22,974
Virginia-1.01%
Virginia Public School Authority, Series 2014, Ref. RB	4.00%	08/01/2025	90	102,913
Washington-6.26%
Central Puget Sound Regional Transit Authority, Series 2015 S-1, Ref. RB	5.00%	11/01/2029	75	91,015
Central Puget Sound Regional Transit Authority, Series 2015 S-1, Ref. RB	5.00%	11/01/2030	30	36,247
Energy Northwest (Columbia Generating System), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	89,816
King (County of), WA, Series 2015, Ref. RB	5.00%	07/01/2036	40	47,476
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	18,089
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	308,533
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care), Series 2014, Ref. RB	5.00%	03/01/2038	40	44,306
				635,482
Wisconsin-0.60%
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	50	60,654
TOTAL INVESTMENTS IN SECURITIES(d)-98.90% (Cost $9,889,033)				10,040,538
OTHER ASSETS LESS LIABILITIES-1.10%				112,134
NET ASSETS-100.00%				$10,152,672

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$1,324,224	$(1,324,224)	$-	$-	$-	$126

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.35%
Alabama-0.67%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB	5.00%	09/01/2026	$20	$25,124
Tuscaloosa City Board of Education, Series 2016, RB	5.00%	08/01/2041	35	41,535
				66,659
Arizona-2.39%
Arizona State University, Series 2016 B, RB	5.00%	07/01/2042	200	237,668
California-21.74%
Alameda Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2037	100	105,090
Anaheim City School District, Series 2016, GO Bonds	3.00%	08/01/2046	100	104,644
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	519,070
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	121,752
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	100	115,636
California (State of) Public Works Board, Series 2016 A, Ref. RB	4.00%	11/01/2032	170	193,895
California Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	216,014
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	100	119,807
Central Unified School District, Series 2018 B, GO Bonds	4.00%	08/01/2048	200	221,914
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	59,642
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB	5.00%	07/01/2046	100	118,516
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	140	150,557
Montebello Unified School District, Series 2016 A, GO Bonds	5.00%	08/01/2041	100	116,261
				2,162,798
Colorado-2.54%
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	252,513
Connecticut-1.58%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	130	157,435
District of Columbia-2.17%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	215,661
Florida-3.91%
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	100	109,826
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	121,967
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	35	43,931
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	100	113,473
				389,197
Georgia-0.25%
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	20	24,541
Illinois-4.10%
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	407,672
Louisiana-1.85%
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	183,678
Maryland-2.23%
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2028	75	94,509
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	127,679
				222,188
Massachusetts-4.69%
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	400	418,560
Massachusetts (State of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	48,192
				466,752
Michigan-0.95%
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	70	72,941
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(a)	4.00%	05/01/2045	20	21,980
				94,921
Nevada-1.11%
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	40	48,559

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	$20	$24,845
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	30	36,931
				110,335
New Jersey-5.34%
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	200	215,016
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	316,193
				531,209
New York-14.73%
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(a)	5.25%	11/15/2026	350	416,507
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	100	104,916
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2026	65	76,944
New York & New Jersey (States of) Port Authority, Series 2016 198, Ref. RB	5.25%	11/15/2056	100	119,077
New York (City of), NY, Series 2016 CC1, Ref. RB	5.00%	06/15/2038	100	121,211
New York (City of), NY, Series 2016, Ref. RB	5.00%	06/15/2037	415	504,175
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2026	100	123,137
				1,465,967
North Carolina-0.89%
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	50	63,248
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2026	20	25,041
				88,289
Ohio-2.74%
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	31,188
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	86,545
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	85	104,483
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2026	40	50,383
				272,599
Pennsylvania-4.65%
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	97,385
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	365,238
				462,623
Rhode Island-0.45%
Rhode (State of) Island Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	45,314
Tennessee-0.62%
Nashville & Davidson (County of), TN, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	62,068
Texas-7.29%
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2046	100	86,541
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2051	200	168,766
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	470,548
				725,855
Utah-0.99%
Utah (County of), UT, Series 2016 B, RB	3.00%	05/15/2047	95	98,488
Virginia-2.49%
Virginia (State of) Commonwealth Transportation Board, Series 2017, Ref. RB	5.00%	03/15/2026	200	247,626
Washington-2.43%
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	241,688
Wisconsin-3.55%
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	252,854

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2019 A, Ref. RB	5.00%	05/01/2026	$60	$74,887
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	25,239
				352,980
TOTAL INVESTMENTS IN SECURITIES(b)-96.35% (Cost $9,637,826)				9,586,724
OTHER ASSETS LESS LIABILITIES-3.65%				363,235
NET ASSETS-100.00%				$9,949,959

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	5.67%

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$593,634	$(593,634)	$-	$-	$-	$60

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.34%
Arizona-2.60%
Arizona (State of), Series 2019 A, Ref. COP	5.00%	10/01/2027	$100	$128,057
California-23.96%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	200	256,248
Etiwanda School District, Series 2017 A, GO Bonds	5.00%	08/01/2046	180	216,263
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	244,690
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	247,450
San Diego (City of), CA Association of Governments (Mid Coast Corridor), Series 2019, RB	1.80%	11/15/2027	100	102,319
San Jose Unified School District, Series 2018 E, GO Bonds	4.00%	08/01/2042	100	114,029
				1,180,999
Connecticut-2.39%
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	117,716
District of Columbia-2.42%
Washington (State of) Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	100	119,124
Florida-1.52%
Miami (City of), FL Health Facilities Authority (Miami Jewish Health), Series 2017, Ref. RB	5.13%	07/01/2046	100	74,791
Georgia-1.38%
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	55	67,918
Illinois-8.25%
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	101,693
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	100	101,231
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	200	203,712
				406,636
Louisiana-3.71%
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	50	59,608
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	123,322
				182,930
Maryland-2.52%
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health), Series 2017 A, RB	5.00%	05/15/2045	110	124,330
Massachusetts-1.26%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2027	50	62,077
New Jersey-2.20%
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	108,323
New York-22.67%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	200	235,624
Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	11/15/2047	100	112,985
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	117,585
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	120,559
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	140	170,812
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	100	126,485
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	108,871
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	100	124,543
				1,117,464
Ohio-2.71%
Franklin (County of), OH (Trinity Health Credit), Series 2017, RB	4.00%	12/01/2046	125	133,714
Pennsylvania-6.04%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	100	116,339
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	100	124,570
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	57,135
				298,044

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-6.18%
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	$65	$82,902
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2033	175	222,031
				304,933
Virginia-3.99%
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	160	196,946
Washington-1.54%
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	60	76,043
TOTAL INVESTMENTS IN SECURITIES(b)-95.34% (Cost $4,770,465)				4,700,045
OTHER ASSETS LESS LIABILITIES-4.66%				229,906
NET ASSETS-100.00%				$4,929,951

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$142,781	$(142,781)	$-	$-	$-	$8

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.55%
Arizona-4.37%
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	$175	$219,532
Arkansas-0.76%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	38,022
California-17.33%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	100	131,052
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	120	130,063
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	95	119,113
Los Angeles (City of), CA Department of Water, Series 2018 B, Ref. RB	5.00%	07/01/2043	200	250,632
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 A, RB	5.00%	07/01/2031	55	71,658
San Francisco (City of), CA Public Utilities Commission, Series 2017 D, Ref. RB	5.00%	11/01/2028	85	110,742
Santa Barbara Unified School District, Series 2019 B, GO Bonds	4.00%	08/01/2044	50	57,669
				870,929
Colorado-1.03%
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2031	40	51,884
Connecticut-2.46%
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	123,652
District of Columbia-0.79%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	30	39,555
Florida-2.19%
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	109,804
Illinois-2.02%
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	100	101,543
Indiana-4.49%
Indiana (State of) Finance Authority, Series 2018 A, RB	5.00%	02/01/2033	175	225,458
Louisiana-0.56%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	28,312
Maryland-3.28%
Maryland (State of), Series 2018, GO Bonds	5.00%	08/01/2031	125	165,078
Massachusetts-6.84%
Massachusetts (State of) Health & Educational Facilities Authority (Institute of Technology), Series 1998 I, RB	5.20%	01/01/2028	90	120,146
Massachusetts (State of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	223,708
				343,854
Minnesota-0.26%
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	10	12,962
Nevada-1.26%
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	50	63,133
New Jersey-6.49%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	210,198
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	116,127
				326,325
New York-17.82%
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	74,530
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	100	120,942
New York (City of), NY, Series 2018 F-1, GO Bonds	5.00%	04/01/2033	90	111,273
New York (City of), NY, Series 2019 DD-1, RB	4.00%	06/15/2049	200	227,648
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	75	92,494
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	148,384
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2045	100	120,549
				895,820

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-0.38%
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	$15	$19,194
Oregon-2.54%
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	127,640
Pennsylvania-4.83%
Pennsylvania (State of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	200	242,824
Texas-6.88%
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	25,815
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2033	60	75,995
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	62,016
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	120	155,292
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	20	26,495
				345,613
Utah-0.46%
Salt Lake City Corp., Series 2018 B, RB	5.00%	07/01/2048	20	23,155
Virginia-1.54%
Virginia (State of) Commonwealth Transportation Board, Series 2017, Ref. RB	5.00%	03/15/2028	60	77,634
Washington-4.72%
Energy Northwest, Series 2017 A, Ref. RB	5.00%	07/01/2028	100	129,237
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	58,249
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	40	49,941
				237,427
West Virginia-4.25%
West Virginia (State of) Hospital Finance Authority (University Health System), Series 2018 A, RB	4.00%	06/01/2051	200	213,606
TOTAL INVESTMENTS IN SECURITIES-97.55% (Cost $4,877,408)				4,902,956
OTHER ASSETS LESS LIABILITIES-2.45%				123,147
NET ASSETS-100.00%				$5,026,103

Investment Abbreviations:
GO	-General Obligation
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$127,096	$(127,096)	$-	$-	$-	$13

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.23%
Arizona-3.18%
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2029	$125	$159,405
California-20.04%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	25	32,876
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2019, RB	4.00%	11/15/2045	100	110,232
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	126,743
East Bay Municipal Utility District Water System Revenue, Series 2019 A, RB	5.00%	06/01/2049	200	250,130
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	125,624
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	125,150
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	65	89,292
Mount San Antonio Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2049	125	145,473
				1,005,520
District of Columbia-2.66%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	133,700
Florida-8.59%
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	106,667
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	126,570
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	197,959
				431,196
Georgia-2.23%
Development Authority for Fulton County (Georgia Institute of Technology), Series 2019, RB	4.00%	06/15/2049	100	111,894
Hawaii-1.54%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	77,267
Illinois-6.28%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	105,283
Illinois (State of) Finance Authority, Series 2019, RB	5.00%	07/01/2037	70	89,247
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	100	120,472
				315,002
Indiana-2.45%
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	122,663
Kansas-2.44%
University of Kansas Hospital Authority, Series 2019 A, RB	5.00%	09/01/2048	100	122,462
Maryland-2.31%
Baltimore (City of), MD, Series 2019 A, RB	4.00%	07/01/2044	100	116,029
Massachusetts-3.85%
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	92,897
Massachusetts (State of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB	4.00%	06/01/2049	100	100,381
				193,278
Michigan-4.60%
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	80	100,639
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	100	130,292
				230,931
New Jersey-3.25%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	163,007
New York-16.06%
Battery Park City Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	100	130,906
Metropolitan Transportation Authority, Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2044	100	115,021
New York (City of), NY, Series 2019 A-1, GO Bonds	5.00%	08/01/2039	100	124,163
New York (City of), NY, Series 2019 FF-2, Ref. RB	5.00%	06/15/2038	50	64,358
New York (City of), NY Transitional Finance Authority, Series 2019 A2, RB	5.00%	05/01/2037	100	125,500
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	100	124,451
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	121,582
				805,981

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-2.38%
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2034	$100	$119,323
Pennsylvania-4.69%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	4.00%	07/15/2036	100	109,577
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	125,883
				235,460
Rhode Island-2.71%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	100	135,748
Texas-7.97%
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	125	153,787
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2039	75	84,263
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health), Series 2018 B, RB	5.00%	07/01/2032	25	29,885
Travis (County of), TX, Series 2019 A, GO Bonds	5.00%	03/01/2032	100	131,986
				399,921
TOTAL INVESTMENTS IN SECURITIES(b)-97.23% (Cost $4,861,580)				4,878,787
OTHER ASSETS LESS LIABILITIES-2.77%				138,994
NET ASSETS-100.00%				$5,017,781

Investment Abbreviations:
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$290,778	$(290,778)	$-	$-	$-	$16

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.87%
Brazil-8.08%
Banco Bradesco S.A.
5.90%, 01/16/2021(a)	$100,000	$102,125
5.90%, 01/16/2021(a)	100,000	102,125
Banco do Brasil S.A., 5.38%, 01/15/2021(a)	100,000	101,729
Brazilian Government International Bond, 4.88%, 01/22/2021	200,000	204,639
Itau Unibanco Holding S.A., 5.75%, 01/22/2021(a)	100,000	101,778
Petrobras Global Finance B.V.
5.38%, 01/27/2021	100,000	102,077
8.38%, 05/23/2021	100,000	104,987
		819,460
Chile-3.05%
Chile Government International Bond, 3.25%, 09/14/2021	300,000	309,472
China-7.00%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021	100,000	102,858
CNOOC Finance (2011) Ltd., 4.25%, 01/26/2021(a)	200,000	203,331
Huarong Finance II Co. Ltd., 3.63%, 11/22/2021(a)	200,000	202,835
Sinopec Group Overseas Development (2016) Ltd., 2.00%, 09/29/2021(a)	200,000	200,883
		709,907
Colombia-3.04%
Colombia Government International Bond, 4.38%, 07/12/2021	300,000	307,783
Hungary-4.12%
Hungary Government International Bond, 6.38%, 03/29/2021	400,000	417,238
India-5.30%
Bank of India, 6.25%, 02/16/2021(a)	200,000	202,416
Indian Oil Corp. Ltd., 5.63%, 08/02/2021(a)	200,000	205,718
Jubilant Pharma Ltd., 4.88%, 10/06/2021(a)	133,333	128,667
		536,801
Indonesia-6.14%
Indonesia Government International Bond
4.88%, 05/05/2021(a)	200,000	206,317
4.88%, 05/05/2021(a)	200,000	206,317
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 5.50%, 11/22/2021(a)	200,000	210,225
		622,859
Malaysia-3.96%
Export-Import Bank of Malaysia Bhd., 2.48%, 10/20/2021(a)	200,000	199,912
RHB Bank Bhd., 2.50%, 10/06/2021(a)	200,000	201,822
		401,734
Mexico-5.99%
Comision Federal de Electricidad, 4.88%, 05/26/2021(a)	200,000	204,225
Comision Federal de Electricidad, 4.88%, 05/26/2021(a)	100,000	102,112
Petroleos Mexicanos, 5.50%, 01/21/2021(b)	300,000	300,750
		607,087
Philippines-2.01%
Philippine Government International Bond, 4.00%, 01/15/2021	200,000	203,623
	Principal Amount	Value
Poland-4.10%
Republic of Poland Government International Bond, 5.13%, 04/21/2021	$400,000	$416,102
Russia-6.21%
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/2021(a)	200,000	210,676
7.75%, 04/28/2021(a)	200,000	210,675
Sberbank of Russia Via SB Capital S.A., Series 7, 5.72%, 06/16/2021(a)	200,000	208,387
		629,738
South Africa-3.76%
Eskom Holdings SOC Ltd., 5.75%, 01/26/2021(a)	400,000	381,500
Supranational-8.01%
Asian Development Bank
2.25%, 01/20/2021	200,000	202,440
1.63%, 03/16/2021	200,000	202,060
Black Sea Trade & Development Bank
4.88%, 05/06/2021(a)	200,000	204,000
4.88%, 05/06/2021(a)	200,000	204,000
		812,500
Taiwan-2.98%
Foxconn (Far East) Ltd., 2.25%, 09/23/2021(a)	300,000	301,594
Turkey-9.91%
Hazine Mustesarligi Varlik Kiralama A.S.
4.25%, 06/08/2021(a)	200,000	199,676
4.25%, 06/08/2021(a)	200,000	199,676
Turkey Government International Bond, 5.63%, 03/30/2021	200,000	202,664
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/27/2021(a)	200,000	201,178
5.50%, 10/27/2021(a)	200,000	201,177
		1,004,371
United Arab Emirates-10.16%
Abu Dhabi Government International Bond
2.13%, 05/03/2021(a)	200,000	202,595
2.13%, 05/03/2021(a)	200,000	202,595
Abu Dhabi National Energy Co. PJSC, 5.88%, 12/13/2021(a)	200,000	212,613
Dolphin Energy Ltd. LLC, 5.50%, 12/15/2021(a)	200,000	209,043
EIB Sukuk Co. Ltd., 3.54%, 05/31/2021(a)	200,000	203,161
		1,030,007
United States-4.05%
Novelis Corp., 5.88%, 09/30/2026(a)	400,000	410,838
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,779,400)		9,922,614
	Shares
Money Market Funds-1.15%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(c)(d) (Cost $116,786)	116,786	116,786
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.02% (Cost $9,896,186)		10,039,400

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.80%
Invesco Private Government Fund, 0.02%(c)(d)(e) (Cost $181,999)	181,999	$181,999
TOTAL INVESTMENTS IN SECURITIES-100.82% (Cost $10,078,185)		10,221,399
OTHER ASSETS LESS LIABILITIES-(0.82)%		(82,919)
NET ASSETS-100.00%		$10,138,480
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $6,845,921, which represented 67.52% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$20,198	$1,953,069	$(1,856,481)	$-	$-	$116,786	$1,137
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	-	642,882	(642,882)	-	-	-	158
Invesco Liquid Assets Portfolio, Institutional Class*	-	155,629	(155,623)	-	(6)	-	18
Invesco Private Government Fund	-	562,761	(380,762)	-	-	181,999	3
Total	$20,198	$3,314,341	$(3,035,748)	$-	$(6)	$298,785	$1,316

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.69%
Brazil-5.93%
Banco do Brasil S.A., 5.88%, 01/26/2022(a)	$200,000	$206,695
Cielo USA, Inc., 3.75%, 11/16/2022(a)	92,571	89,079
Itau Unibanco Holding S.A., 5.50%, 08/06/2022(a)	200,000	207,203
Petrobras Global Finance B.V., 6.13%, 01/17/2022	100,000	104,226
		607,203
Chile-1.51%
Banco del Estado de Chile, 3.88%, 02/08/2022(a)	150,000	154,100
China-8.12%
CNOOC Finance (2012) Ltd., 3.88%, 05/02/2022(a)	200,000	208,313
Sinopec Group Overseas Development (2012) Ltd.
3.90%, 05/17/2022(a)	200,000	209,179
3.90%, 05/17/2022(a)	200,000	209,180
State Grid Overseas Investment (2016) Ltd., 2.75%, 05/04/2022(a)	200,000	204,653
		831,325
Colombia-3.00%
Bancolombia S.A., 5.13%, 09/11/2022	100,000	104,282
Grupo Aval Ltd., 4.75%, 09/26/2022(a)	200,000	202,397
		306,679
Hong Kong-3.57%
Metropolitan Light Co. Ltd.
5.50%, 11/21/2022(a)	200,000	202,435
5.50%, 11/21/2022(a)	161,000	162,961
		365,396
India-4.44%
JSW Steel Ltd., 5.25%, 04/13/2022(a)	200,000	191,500
Reliance Holding USA, Inc., 5.40%, 02/14/2022(a)	250,000	262,469
		453,969
Indonesia-8.07%
Indonesia Government International Bond, 3.75%, 04/25/2022(a)	200,000	207,034
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/2022(a)	200,000	204,813
3.30%, 11/21/2022(a)	200,000	205,703
PT Pertamina (Persero), 4.88%, 05/03/2022(a)	200,000	208,717
		826,267
Ireland-0.86%
Park Aerospace Holdings Ltd., 5.25%, 08/15/2022(a)	100,000	88,327
Malaysia-4.19%
Petronas Capital Ltd.
3.13%, 03/18/2022(a)	200,000	205,763
7.88%, 05/22/2022(a)	200,000	223,180
		428,943
Mauritius Island-1.92%
Neerg Energy Ltd., 6.00%, 02/13/2022(a)	200,000	196,247
Mexico-9.77%
America Movil S.A.B. de C.V., 3.13%, 07/16/2022	200,000	205,985
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander, 4.13%, 11/09/2022(a)	150,000	156,019
Grupo Bimbo S.A.B. de C.V., 4.50%, 01/25/2022(a)	100,000	104,132
	Principal Amount	Value
Mexico-(continued)
Mexico Government International Bond
3.63%, 03/15/2022	$150,000	$155,906
8.00%, 09/24/2022	200,000	229,002
Petroleos Mexicanos, 4.88%, 01/24/2022	150,000	148,442
		999,486
Panama-1.95%
Banistmo S.A., 3.65%, 09/19/2022(a)	200,000	199,705
Peru-1.03%
Banco BBVA Peru S.A., 5.00%, 08/26/2022(a)	100,000	105,831
Poland-3.15%
Republic of Poland Government International Bond, 5.00%, 03/23/2022	300,000	322,036
Russia-10.33%
Rosneft Oil Co. Via Rosneft International Finance DAC, 4.20%, 03/06/2022(a)	200,000	206,544
Russian Foreign Bond - Eurobond, 4.50%, 04/04/2022(a)	200,000	211,506
Sberbank of Russia Via SB Capital S.A.
6.13%, 02/07/2022(a)	200,000	213,863
5.13%, 10/29/2022(a)	200,000	212,466
VTB Bank OJSC Via VTB Capital S.A., 6.95%, 10/17/2022(a)	200,000	213,159
		1,057,538
South Africa-4.90%
MTN (Mauritius) Investment Ltd., 5.37%, 02/13/2022(a)	200,000	203,564
Republic of South Africa Government International Bond, 5.88%, 05/30/2022	100,000	106,166
Transnet SOC Ltd., 4.00%, 07/26/2022(a)	200,000	191,624
		501,354
Supranational-5.03%
Asian Development Bank
2.00%, 02/16/2022	200,000	205,806
1.88%, 02/18/2022	100,000	102,695
1.75%, 09/13/2022	200,000	206,586
		515,087
Thailand-2.04%
Bangkok Bank PCL, 3.88%, 09/27/2022(a)	200,000	208,982
Turkey-9.76%
QNB Finansbank A.S., 4.88%, 05/19/2022(a)	200,000	198,260
Turkey Government International Bond
5.13%, 03/25/2022	200,000	199,202
6.25%, 09/26/2022	200,000	202,444
Turkiye Garanti Bankasi A.S., 5.25%, 09/13/2022(a)	200,000	199,404
Turkiye Is Bankasi A.S., 5.50%, 04/21/2022(a)	200,000	199,713
		999,023
United Arab Emirates-8.10%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(a)	200,000	205,400
2.50%, 10/11/2022(a)	200,000	205,400
DIB Sukuk Ltd., 3.66%, 02/14/2022(a)	200,000	204,320
MDGH - GMTN B.V., 5.50%, 03/01/2022(a)	200,000	214,423
		829,543

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
United States-1.02%
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(a)	$100,000	$104,232
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,815,947)		10,101,273
	Shares
Money Market Funds-0.49%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(b)(c) (Cost $50,337)	50,337	50,337
TOTAL INVESTMENTS IN SECURITIES-99.18% (Cost $9,866,284)		10,151,610
OTHER ASSETS LESS LIABILITIES-0.82%		84,127
NET ASSETS-100.00%		$10,235,737
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $7,808,495, which represented 76.29% of the Fund’s Net Assets.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$38,836	$612,492	$(600,991)	$-	$-	$50,337	$978
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	121,878	571,135	(693,013)	-	-	-	493
Invesco Liquid Assets Portfolio, Institutional Class*	40,126	155,005	(195,090)	-	(41)	-	98
Invesco Private Government Fund*	-	281,850	(281,850)	-	-	-	1
Total	$200,840	$1,620,482	$(1,770,944)	$-	$(41)	$50,337	$1,570

*	At May 31, 2020, this security was no longer held.

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.90%
Brazil-8.99%
Banco do Brasil S.A., 5.88%, 01/19/2023(a)	$200,000	$210,729
Brazilian Government International Bond, 2.63%, 01/05/2023	200,000	203,000
Embraer Overseas Ltd., 5.70%, 09/16/2023(a)	150,000	145,297
Itau Unibanco Holding S.A., 5.13%, 05/13/2023(a)	200,000	206,421
Petrobras Global Finance B.V., 4.38%, 05/20/2023	150,000	152,775
		918,222
Chile-6.08%
Banco de Credito e Inversiones S.A., 4.00%, 02/11/2023(a)	200,000	210,291
Falabella S.A., 3.75%, 04/30/2023(a)	200,000	201,287
Inversiones CMPC S.A., 4.38%, 05/15/2023(a)	200,000	209,032
		620,610
China-8.31%
CNOOC Finance (2013) Ltd., 3.00%, 05/09/2023	200,000	207,934
CNPC General Capital Ltd., 3.40%, 04/16/2023(a)	200,000	209,205
Sinopec Group Overseas Development (2013) Ltd., 4.38%, 10/17/2023(a)	200,000	218,427
State Grid Overseas Investment (2016) Ltd., 3.75%, 05/02/2023(a)	200,000	212,769
		848,335
Colombia-2.96%
Colombia Government International Bond, 2.63%, 03/15/2023	300,000	302,221
Hungary-4.36%
Hungary Government International Bond
5.38%, 02/21/2023	200,000	218,400
5.75%, 11/22/2023	200,000	227,000
		445,400
India-4.14%
Export-Import Bank of India, 4.00%, 01/14/2023(a)	200,000	208,850
Indian Oil Corp. Ltd., 5.75%, 08/01/2023(a)	200,000	213,499
		422,349
Indonesia-8.24%
Indo Energy Finance II B.V., 6.38%, 01/24/2023(a)	114,000	100,324
Indonesia Government International Bond
3.38%, 04/15/2023(a)	200,000	207,249
5.38%, 10/17/2023(a)	200,000	220,483
PT Pertamina (Persero), 4.30%, 05/20/2023(a)	300,000	313,488
		841,544
Ireland-0.83%
Park Aerospace Holdings Ltd., 4.50%, 03/15/2023(a)	100,000	84,817
Mexico-7.61%
Fresnillo PLC, 5.50%, 11/13/2023(a)	200,000	216,049
Mexico Government International Bond, 4.00%, 10/02/2023(b)	350,000	371,383
Petroleos Mexicanos, 3.50%, 01/30/2023	200,000	189,629
		777,061
Peru-4.09%
Banco de Credito del Peru, 4.25%, 04/01/2023(a)	200,000	211,609
Banco Internacional del Peru SAA Interbank, 3.38%, 01/18/2023(a)	200,000	206,529
		418,138
	Principal Amount	Value
Philippines-2.00%
Rizal Commercial Banking Corp., 4.13%, 03/16/2023(a)	$200,000	$204,000
Poland-2.06%
Republic of Poland Government International Bond, 3.00%, 03/17/2023	200,000	210,780
Russia-10.69%
LUKOIL International Finance B.V., 4.56%, 04/24/2023(a)	200,000	213,104
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/2023(a)	200,000	213,701
Russian Foreign Bond - Eurobond
4.88%, 09/16/2023(a)	200,000	221,548
4.88%, 09/16/2023(a)	400,000	443,096
		1,091,449
Supranational-3.13%
Asian Development Bank, 2.75%, 03/17/2023	300,000	320,126
Thailand-2.00%
Siam Commercial Bank PCL (The), 2.75%, 05/16/2023(a)	200,000	204,381
Turkey-9.53%
Hazine Mustesarligi Varlik Kiralama A.S., 5.00%, 04/06/2023(a)	200,000	195,675
KOC Holding A.S., 5.25%, 03/15/2023(a)	200,000	198,625
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	200,000	192,754
Turkey Government International Bond, 3.25%, 03/23/2023	200,000	187,068
Turkiye Garanti Bankasi A.S., 5.88%, 03/16/2023(a)	200,000	199,160
		973,282
United Arab Emirates-10.17%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/2023(a)	200,000	208,686
ADCB Finance Cayman Ltd.
4.50%, 03/06/2023(a)	200,000	209,208
4.00%, 03/29/2023(a)	200,000	209,218
DP World Crescent Ltd., 3.91%, 05/31/2023(a)	200,000	205,244
MDGH - GMTN B.V., 2.75%, 05/11/2023(a)	200,000	205,939
		1,038,295
United Kingdom-1.65%
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)(b)	200,000	168,623
United States-1.06%
JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 02/15/2028(a)	100,000	108,463
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,675,214)		9,998,096
	Shares
Money Market Funds-1.27%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(c)(d) (Cost $129,322)	129,322	129,322
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.17% (Cost $9,804,536)		10,127,418

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.74%
Invesco Private Government Fund, 0.02%(c)(d)(e) (Cost $484,310)	484,310	$484,310
TOTAL INVESTMENTS IN SECURITIES-103.91% (Cost $10,288,846)		10,611,728
OTHER ASSETS LESS LIABILITIES-(3.91)%		(399,562)
NET ASSETS-100.00%		$10,212,166
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $7,407,780, which represented 72.54% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$108,674	$1,076,646	$(1,055,998)	$-	$-	$129,322	$797
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	152,754	1,913,158	(2,065,912)	-	-	-	1,661
Invesco Liquid Assets Portfolio, Institutional Class*	50,615	607,894	(658,481)	-	(28)	-	224
Invesco Private Government Fund	-	1,228,365	(744,055)	-	-	484,310	4
Total	$312,043	$4,826,063	$(4,524,446)	$-	$(28)	$613,632	$2,686

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.72%
Brazil-7.62%
Andrade Gutierrez International S.A., 9.50%, 12/30/2024(a)	$100,000	$65,500
Brazilian Government International Bond, 8.88%, 04/15/2024	100,000	123,614
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	200,000	215,479
GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.89%, 04/29/2024(a)(b)	200,000	210,481
Petrobras Global Finance B.V., 6.25%, 03/17/2024	200,000	211,521
Rio Oil Finance Trust, Series 2014-1, 9.25%, 07/06/2024(a)	133,553	132,706
		959,301
Chile-3.37%
Empresa Nacional del Petroleo, 4.38%, 10/30/2024(a)	400,000	423,956
China-8.62%
Alibaba Group Holding Ltd., 3.60%, 11/28/2024	200,000	217,578
CNOOC Finance 2014 ULC, 4.25%, 04/30/2024	200,000	219,498
Export-Import Bank of China (The), 3.63%, 07/31/2024(a)	200,000	217,821
State Grid Overseas Investment (2014) Ltd., 4.13%, 05/07/2024(a)	200,000	218,397
Tencent Holdings Ltd., 3.28%, 04/11/2024(a)	200,000	211,322
		1,084,616
Colombia-5.25%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	210,115
8.13%, 05/21/2024	200,000	239,981
SURA Asset Management S.A., 4.88%, 04/17/2024(a)	200,000	209,981
		660,077
Hong Kong-1.81%
King Power Capital Ltd., 5.63%, 11/03/2024(a)	200,000	227,661
Hungary-2.70%
Hungary Government International Bond, 5.38%, 03/25/2024	300,000	340,125
India-8.93%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/2024(a)	200,000	194,180
Bharti Airtel International Netherlands B.V., 5.35%, 05/20/2024(a)	200,000	211,312
Oil India Ltd., 5.38%, 04/17/2024(a)	200,000	211,609
ONGC Videsh Ltd., 4.63%, 07/15/2024(a)	200,000	209,211
ReNew Power Synthetic, 6.67%, 03/12/2024(a)	200,000	196,014
Vedanta Resources Ltd., 6.13%, 08/09/2024(a)	200,000	101,042
		1,123,368
Indonesia-8.60%
Indonesia Government International Bond
5.88%, 01/15/2024(a)	200,000	225,687
5.88%, 01/15/2024(a)	200,000	225,687
4.45%, 02/11/2024	200,000	216,122
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/2024(a)	200,000	207,505
5.13%, 05/16/2024	200,000	207,505
		1,082,506
	Principal Amount	Value
Mexico-9.02%
Banco Inbursa S.A., Institucion De Banca Multiple Grupo, Financiero Inbursa
4.13%, 06/06/2024(a)	$150,000	$151,297
4.13%, 06/06/2024(a)	150,000	151,297
Comision Federal de Electricidad
4.88%, 01/15/2024(a)	200,000	211,729
4.88%, 01/15/2024(a)	200,000	211,729
Grupo Bimbo S.A.B. de C.V., 3.88%, 06/27/2024(a)	200,000	211,283
Trust Fibra Uno, 5.25%, 12/15/2024(a)	200,000	197,229
		1,134,564
Peru-1.71%
Minsur S.A., 6.25%, 02/07/2024(a)	200,000	215,529
Philippines-6.12%
Philippine Government International Bond, 4.20%, 01/21/2024	300,000	325,632
Philippine National Bank, 3.28%, 09/27/2024(a)	200,000	201,011
Power Sector Assets and Liabilities Management Corp., 7.39%, 12/02/2024(a)	200,000	243,046
		769,689
Poland-3.51%
Republic of Poland Government International Bond, 4.00%, 01/22/2024	400,000	441,500
South Africa-3.17%
MTN (Mauritius) Investment Ltd., 4.76%, 11/11/2024(a)	200,000	197,000
Republic of South Africa Government International Bond, 4.67%, 01/17/2024	200,000	201,861
		398,861
Supranational-6.41%
Asian Development Bank
2.63%, 01/30/2024	550,000	595,166
1.50%, 10/18/2024	100,000	104,542
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/2024	100,000	107,075
		806,783
Turkey-9.27%
Coca-Cola Icecek A.S., 4.22%, 09/19/2024(a)	200,000	198,729
Hazine Mustesarligi Varlik Kiralama A.S., 4.49%, 11/25/2024(a)	200,000	187,521
Turk Telekomunikasyon A.S., 4.88%, 06/19/2024(a)	200,000	192,994
Turkey Government International Bond
6.35%, 08/10/2024	200,000	199,437
5.60%, 11/14/2024	200,000	193,250
Turkiye Is Bankasi A.S., 6.13%, 04/25/2024(a)	200,000	195,029
		1,166,960
United Arab Emirates-9.91%
Abu Dhabi Government International Bond, 2.13%, 09/30/2024(a)	200,000	204,480
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/2024(a)	200,000	213,250
EMG Sukuk Ltd., 4.56%, 06/18/2024(a)	200,000	205,540
MAF Global Securities Ltd., 4.75%, 05/07/2024(a)	200,000	205,093
MDGH - GMTN B.V., 3.00%, 04/19/2024(a)	200,000	208,687
Sharjah Sukuk Ltd., 3.76%, 09/17/2024(a)	200,000	210,162
		1,247,212

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Vietnam-1.70%
Vietnam Government International Bond, 4.80%, 11/19/2024(a)	$200,000	$213,500
Total U.S. Dollar Denominated Bonds & Notes (Cost $12,086,853)		12,296,208
	Shares
Money Market Funds-1.21%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(c)(d) (Cost $152,170)	152,170	152,170
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.93% (Cost $12,239,023)		12,448,378
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.97%
Invesco Private Government Fund, 0.02%(c)(d)(e) (Cost $122,040)	122,040	$122,040
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $12,361,063)		12,570,418
OTHER ASSETS LESS LIABILITIES-0.10%		12,878
NET ASSETS-100.00%		$12,583,296

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $8,141,686, which represented 64.70% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$30,464	$4,073,290	$(3,951,584)	$-	$-	$152,170	$968
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	-	2,737,932	(2,737,932)	-	-	-	915
Invesco Liquid Assets Portfolio, Institutional Class*	-	801,910	(801,893)	-	(17)	-	160
Invesco Private Government Fund	-	223,610	(101,570)	-	-	122,040	1
Total	$30,464	$7,836,742	$(7,592,979)	$-	$(17)	$274,210	$2,044

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of May 31, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2020 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,280,669,658	$-	$1,280,669,658
Money Market Funds	293,505,440	-	-	293,505,440
Total Investments	$293,505,440	$1,280,669,658	$-	$1,574,175,098
Invesco BulletShares 2021 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,830,978,078	$-	$1,830,978,078
Money Market Funds	33,371,065	2,469,240	-	35,840,305
Total Investments	$33,371,065	$1,833,447,318	$-	$1,866,818,383
Invesco BulletShares 2022 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,847,943,921	$-	$1,847,943,921
Money Market Funds	13,095,707	5,771,178	-	18,866,885
Total Investments	$13,095,707	$1,853,715,099	$-	$1,866,810,806
Invesco BulletShares 2023 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,185,970,754	$-	$1,185,970,754
Money Market Funds	3,916,843	2,094,160	-	6,011,003
Total Investments	$3,916,843	$1,188,064,914	$-	$1,191,981,757
Invesco BulletShares 2024 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$945,477,695	$-	$945,477,695
Money Market Funds	5,569,414	4,714,361	-	10,283,775
Total Investments	$5,569,414	$950,192,056	$-	$955,761,470
Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$516,173,559	$-	$516,173,559
Money Market Funds	1,790,541	1,118,171	-	2,908,712
Total Investments	$1,790,541	$517,291,730	$-	$519,082,271

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$248,244,616	$-	$248,244,616
Money Market Funds	19,971	819,592	-	839,563
Total Investments	$19,971	$249,064,208	$-	$249,084,179
Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$184,290,926	$-	$184,290,926
Money Market Funds	47,396	1,792,576	-	1,839,972
Total Investments	$47,396	$186,083,502	$-	$186,130,898
Invesco BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$21,433,692	$-	$21,433,692
Money Market Funds	109,241	481,581	-	590,822
Total Investments	$109,241	$21,915,273	$-	$22,024,514
Invesco BulletShares 2020 High Yield Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$450,935,369	$-	$450,935,369
U.S. Dollar Denominated Bonds & Notes	-	355,791,987	-	355,791,987
Common Stocks & Other Equity Interests	-	-	352,215	352,215
Money Market Funds	4,478,346	-	-	4,478,346
Total Investments	$4,478,346	$806,727,356	$352,215	$811,557,917
Invesco BulletShares 2021 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$906,750,326	$-	$906,750,326
Money Market Funds	21,347,558	31,741,805	-	53,089,363
Total Investments	$21,347,558	$938,492,131	$-	$959,839,689
Invesco BulletShares 2022 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$604,327,437	$-	$604,327,437
Money Market Funds	20,863,368	14,610,014	-	35,473,382
Total Investments	$20,863,368	$618,937,451	$-	$639,800,819
Invesco BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$333,570,431	$-	$333,570,431
Money Market Funds	668,815	15,909,768	-	16,578,583
Total Investments	$668,815	$349,480,199	$-	$350,149,014
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$104,322,804	$-	$104,322,804
Money Market Funds	1,013,822	2,948,998	-	3,962,820
Total Investments	$1,013,822	$107,271,802	$-	$108,285,624
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$57,292,281	$-	$57,292,281
Money Market Funds	74,070	1,175,779	-	1,249,849
Total Investments	$74,070	$58,468,060	$-	$58,542,130
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$13,701,605	$-	$13,701,605
Money Market Funds	42,020	519,723	-	561,743
Total Investments	$42,020	$14,221,328	$-	$14,263,348

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2021 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$9,922,614	$-	$9,922,614
Money Market Funds	116,786	181,999	-	298,785
Total Investments	$116,786	$10,104,613	$-	$10,221,399
Invesco BulletShares 2022 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$10,101,273	$-	$10,101,273
Money Market Funds	50,337	-	-	50,337
Total Investments	$50,337	$10,101,273	$-	$10,151,610
Invesco BulletShares 2023 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$9,998,096	$-	$9,998,096
Money Market Funds	129,322	484,310	-	613,632
Total Investments	$129,322	$10,482,406	$-	$10,611,728
Invesco BulletShares 2024 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$12,296,208	$-	$12,296,208
Money Market Funds	152,170	122,040	-	274,210
Total Investments	$152,170	$12,418,248	$-	$12,570,418
Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.